As filed with the U.S. Securities and Exchange Commission on October 10, 1997 Registration Nos. 33-64401 and 811-07431






                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5


                                      and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 7


                        UBS PRIVATE INVESTOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                 200 Clarendon Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (888) 827-3863

                               Susan C. Mosher
                200 Clarendon Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                                    Copy to:

                            Burton M. Leibert, Esq.
     Willkie Farr & Gallagher, 153 East 53rd Street, New York, New York 10022



It is proposed that this filing will become effective (check appropriate box):


[X] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on March 31, 1997 pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has previously registered an indefinite number of its shares of common stock (par value $0.0001 per share) under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed the notice required by Rule 24f-2 with respect to its series, UBS Tax Exempt Bond Fund, UBS Bond Fund, UBS U.S. Equity Fund and UBS International Equity Fund (for their fiscal years ending December 31, 1996), on or before February 28, 1997.

     UBS Investor Portfolios Trust has also executed this Registration
Statement.

EXPLANATORY NOTE

        This post-effective amendment no. 5 (the "Amendment") to the Registrant's registration statement on Form N-1A (File No. 33-64401) is being filed with respect to UBS Institutional International Equity Fund. The Amendment does not affect the Registrant's currently effective Prospectuses with respect to UBS International Equity Fund, UBS Bond Fund, UBS Tax-Exempt Bond Fund, UBS U.S. Equity Fund, UBS Small Cap Fund, UBS Large Cap Growth Fund, UBS High Yield Bond Fund, each of which is hereby incorporated herein by reference. Registrant's currently effective Prospectus with respect to UBS Institutional International Equity Fund is being supplemented and not amended by the Amendment, and therefore is incorporated herein by reference. Registrant's currently effective Statement of Additional Information dated September 8, 1997 is being amended by the Amendment, and therefore is included herein.

                        UBS PRIVATE INVESTOR FUNDS, INC.
                 UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
                            CROSS-REFERENCE SHEET

                                     PART A


 FORM N-1A
ITEM NUMBER                                                                          CAPTION IN PROSPECTUS
-----------                                                                   ------------------------------------
     1.       Cover Page....................................................  Outside Cover Page of Prospectus
     2.       Synopsis......................................................  Investors for Whom the Fund is
                                                                                Designed
     3.       Condensed Financial Information...............................  Not applicable
     4.       General Description of Registrant.............................  Organization; Master-Feeder
                                                                                Structure; Investment Objective
                                                                                and Policies; Additional
                                                                                Investment Information and Risk
                                                                                Factors; Investment Restrictions
     5.       Management of the Fund........................................  Management; Shareholder Services;
                                                                                Expenses
    5A.       Management's Discussion of Fund Performance...................  Not applicable
     6.       Capital Stock and Other Securities............................  Dividends and Distributions; Net
                                                                                Asset Value; Organization; Taxes;
                                                                                Master-Feeder Structure
     7.       Purchase of Securities Being Offered..........................  Purchase of Shares; Net Asset Value
     8.       Redemption or Repurchase......................................  Redemption of Shares; Net Asset
                                                                                Value
     9.       Pending Legal Proceedings.....................................  Not applicable

                                     PART B


 FORM N-1A                                                                            CAPTION IN STATEMENT
ITEM NUMBER                                                                        OF ADDITIONAL INFORMATION
-----------                                                                   ------------------------------------
    10.       Cover Page....................................................  Outside Front Cover Page
    11.       Table of Contents.............................................  Table of Contents
    12.       General Information and History...............................  Not applicable
    13.       Investment Objectives and Policies............................  Investment Objectives and Policies;
                                                                                Investment Restrictions; Portfolio
                                                                                Transactions
    14.       Management of the Fund........................................  Directors and Trustees
    15.       Control Persons and Principal Holders of Securities...........  Directors and Trustees; Organization
    16.       Investment Advisory and Other Services........................  Investment Adviser and Funds
                                                                                Services Agent; Administrator;
                                                                                Distributor; Custodian;
                                                                                Shareholder Services; Independent
                                                                                Accountants; Expenses
    17.       Brokerage Allocation and Other Practices......................  Portfolio Transactions
    18.       Capital Stock and Other Securities............................  General; Organization
    19.       Purchase, Redemption and Pricing of Securities Being
                Offered.....................................................  Purchase of Shares; Redemption of
                                                                                Shares; Exchange of Shares;
                                                                                Dividends and Distributions; Net
                                                                                Asset Value
    20.       Tax Status....................................................  Taxes
    21.       Underwriters..................................................  Distributor; Purchase of Shares; Net
                                                                                Asset Value
    22.       Calculation of Performance Data...............................  Performance Data
    23.       Financial Statements..........................................  Financial Statements


     PART C. Information required to be included in Part C is set forth under the appropriately numbered items included in Part C of this Registration Statement.

                        UBS Private Investor Funds, Inc.
                   UBS Institutional International Equity Fund


                    SUPPLEMENT DATED OCTOBER 10, 1997 TO THE
                         PROSPECTUS DATED APRIL 7, 1997

        The "Financial Highlights" section is supplemented for the UBS Institutional International Equity Fund with the following information.

FINANCIAL HIGHLIGHTS

UBS Institutional International Equity Fund
Financial Highlights
For the Period April 14, 1997 (Commencement of Operations) through August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period...........................................           $100.00
                                                                                          -------
Income from investment operations:
     Net investment income.....................................................              0.96
     Net realized and unrealized gain on investments, foreign currency
       contracts and foreign currency translations.............................              6.82
                                                                                          -------
     Total income from investment operations...................................              7.78
                                                                                          -------

Net asset value, end of period.................................................           $107.78
                                                                                          -------
                                                                                          -------
Total return...................................................................              7.78%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..................................           $13,639
     Ratio of expenses to average net assets(2)................................              0.96%(3)
     Ratio of net investment income to average net assets(2)...................              2.31%(3)

------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS International Equity Portfolio expenses and net of fee waiver and expense reimbursements. Such fee waiver and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.18% (annualized).
(3) Annualized.

                        UBS PRIVATE INVESTOR FUNDS, INC.

                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 10, 1997

                                 UBS BOND FUND
                              UBS U.S. EQUITY FUND
                         UBS INTERNATIONAL EQUITY FUND
                  UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
                               UBS SMALL CAP FUND
                           UBS LARGE CAP GROWTH FUND
                            UBS HIGH YIELD BOND FUND


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED MARCH 13, 1997 FOR UBS BOND FUND, UBS U.S. EQUITY FUND AND UBS INTERNATIONAL EQUITY FUND, THE PROSPECTUS DATED APRIL 7, 1997 FOR UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND AND WITH THE PROSPECTUSES, DATED SEPTEMBER 8, 1997 FOR UBS SMALL CAP FUND, UBS LARGE CAP GROWTH FUND AND UBS HIGH YIELD BOND FUND (EACH A 'PROSPECTUS' AND COLLECTIVELY, THE 'PROSPECTUSES'), AS THEY MAY BE SUPPLEMENTED FROM TIME TO TIME. COPIES OF THE PROSPECTUSES MAY BE OBTAINED WITHOUT CHARGE FROM INVESTORS BANK AND TRUST COMPANY AT THE ADDRESS AND PHONE NUMBER SET FORTH HEREIN.

                               TABLE OF CONTENTS


                                                                                                       PAGE
                                                                                                      ------
GENERAL............................................................................................    SAI-1
INVESTMENT OBJECTIVES AND POLICIES.................................................................    SAI-1
INVESTMENT RESTRICTIONS............................................................................   SAI-10
DIRECTORS AND TRUSTEES.............................................................................   SAI-13
INVESTMENT ADVISER AND FUNDS SERVICES AGENT........................................................   SAI-15
ADMINISTRATORS.....................................................................................   SAI-18
DISTRIBUTOR........................................................................................   SAI-19
CUSTODIAN..........................................................................................   SAI-19
SHAREHOLDER SERVICES...............................................................................   SAI-19
INDEPENDENT ACCOUNTANTS............................................................................   SAI-20
EXPENSES...........................................................................................   SAI-20
PURCHASE OF SHARES.................................................................................   SAI-20
REDEMPTION OF SHARES...............................................................................   SAI-21
EXCHANGE OF SHARES.................................................................................   SAI-21
DIVIDENDS AND DISTRIBUTIONS........................................................................   SAI-22
NET ASSET VALUE....................................................................................   SAI-22
PERFORMANCE DATA...................................................................................   SAI-23
PORTFOLIO TRANSACTIONS.............................................................................   SAI-24
ORGANIZATION.......................................................................................   SAI-25
TAXES..............................................................................................   SAI-26
ADDITIONAL INFORMATION.............................................................................   SAI-28
FINANCIAL STATEMENTS...............................................................................   SAI-28

GENERAL



     UBS Private Investor Funds, Inc. (the 'Company') is an open-end management investment company organized as a series fund. The Company is currently authorized to issue shares in eight series, seven of which are described in this Statement of Additional Information ('SAI'). These seven series (each a 'Fund' and collectively, the 'Funds') consist of: UBS Bond Fund, UBS International Equity Fund, UBS Institutional International Equity Fund, UBS U.S. Equity Fund, UBS Small Cap Fund, UBS Large Cap Growth Fund and UBS High Yield Bond Fund. The Company, a Maryland corporation, was organized on November 16, 1995. The Company's executive offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.





     This SAI describes the investment objective and policies, management and operations of each Fund to enable investors to determine if the Funds suit their investment needs. Each Fund employs a two-tier master-feeder structure. As more fully described herein, each Fund invests substantially all of its assets in a corresponding series of a separate trust having the same investment objective as that Fund. Each Trust series will in turn directly invest in securities consistent with its investment objective. See 'Master-Feeder Structure' in the Prospectus.





     UBS Investor Portfolios Trust, a master trust formed under New York law (the 'Trust'), was organized on February 9, 1996, and is an open-end management investment company. The Declaration of Trust of the Trust permits the Board of Trustees of the Trust (the 'Trustees') to issue interests in one or more subtrusts or 'series' (each a 'Portfolio' and collectively, the 'Portfolios'). To date, the Trust has established six Portfolios: UBS Bond Portfolio; UBS U.S. Equity Portfolio; UBS International Equity Portfolio; UBS Small Cap Portfolio; UBS Large Cap Growth Portfolio and UBS High Yield Bond Portfolio. UBS Bond Fund invests in UBS Bond Portfolio; UBS U.S. Equity Fund invests in UBS U.S. Equity Portfolio; UBS International Equity Fund and UBS Institutional International Equity Fund invest in UBS International Equity Portfolio. UBS Small Cap Fund invests in UBS Small Cap Portfolio; UBS Large Cap Growth Fund invests in UBS Large Cap Growth Portfolio; and UBS High Yield Bond Fund invests in UBS High Yield Bond Portfolio. Where appropriate, references to a Fund refer to that Fund acting through its corresponding Portfolio.



     This SAI provides additional information with respect to each Fund, and should be read in conjunction with that Fund's current Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus.

INVESTMENT OBJECTIVES AND POLICIES



     UBS BOND FUND (the 'Bond Fund') is designed for investors seeking a higher total return from a portfolio of debt securities issued by foreign and domestic companies than that generally available from a portfolio of short-term obligations in exchange for some risk of capital. Although the net asset value of the Bond Fund will fluctuate, the Bond Fund attempts to conserve the value of its investments to the extent consistent with its objective. The Bond Fund attempts to achieve its objective by investing all of its investable assets in UBS Bond Portfolio (the 'Bond Portfolio'), a series of the Trust having the same investment objective as the Bond Fund. The Bond Portfolio attempts to achieve its investment objective by investing primarily in the corporate and government debt obligations and related securities described in the Prospectus and this SAI.





     UBS HIGH YIELD BOND FUND (the 'High Yield Bond Fund') is designed for investors seeking higher current income from a portfolio of higher-yielding, lower-rated debt securities issued by domestic and foreign companies than generally available from a portfolio of higher-rated obligations in exchange for assuming additional risk of capital. The High Yield Bond Fund attempts to achieve its objective by investing all of its investable assets in UBS High Yield Bond Portfolio (the 'High Yield Bond Portfolio'), a series of the Trust having the same investment objective as the High Yield Bond Fund. The High Yield Bond Portfolio will also seek capital appreciation when consistent with high current income by investing in securities benefiting from declines in long-term interest rates or improvements in credit quality.



     UBS U.S. EQUITY FUND (the 'U.S. Equity Fund') is designed for investors seeking long-term capital appreciation and the potential for a high level of current income with lower investment risk and

                                     SAI-1
volatility than is normally available from common stock funds. The U.S. Equity Fund attempts to achieve its investment objective by investing all of its investable assets in UBS U.S. Equity Portfolio (the 'U.S. Equity Portfolio'), a series of the Trust having the same investment objective as the U.S. Equity Fund.

     Under normal circumstances, at least 80% of the U.S. Equity Portfolio's assets will be invested in income-producing domestic equity securities, including dividend-paying common stocks and securities that are convertible into common stocks. The U.S. Equity Portfolio's primary investments are the common stocks of established, high-quality U.S. corporations.



     UBS INTERNATIONAL EQUITY FUND (the 'International Equity Fund') is designed for investors who want to participate in the risks and returns associated with investing in equity securities issued by foreign corporations but who may not be prepared to meet the minimum investment requirements established by the UBS Institutional International Equity Fund. The International Equity Fund attempts to achieve its investment objective by investing all its investable assets in the UBS International Equity Portfolio (the 'International Equity Portfolio'), a series of the Trust having the same investment objective as the International Equity Fund.





     The International Equity Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of foreign corporations, consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights and convertible securities. Under normal circumstances, the International Equity Portfolio expects to invest at least 65% of its total assets in such securities. It does not intend to invest in U.S. securities (other than short-term instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.





     UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND (the 'Institutional International Equity Fund') is designed for institutional and certain other investors who want to participate in the risks and returns associated with investing in equity securities issued by foreign corporations. The Institutional International Equity Fund attempts to achieve its investment objective by investing all its investable assets in the International Equity Portfolio, a series of the Trust having the same investment objective as the Institutional International Equity Fund.





     The International Equity Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of foreign corporations, consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights and convertible securities. Under normal circumstances, the International Equity Portfolio expects to invest at least 65% of its total assets in such securities. It does not intend to invest in U.S. securities (other than short-term instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.





     UBS SMALL CAP FUND (the 'Small Cap Fund') is designed for investors seeking long-term capital appreciation from a portfolio of common stocks and other equity securities of small capital growth companies believed to offer investors above average potential for capital appreciation. 'Small capital' companies are companies that have stock market capitalizations at the time of initial purchase within the market capitalization range of those stocks on the Russell 2000 Index. 'Growth' companies are generally rapidly growing companies and may include companies still in the development stage or older companies that appear to be entering a new stage of growth owing to factors such as management changes or new technology, products or markets. It may also include providers of products or services with a high unit volume growth rate. The Small Cap Fund attempts to achieve its objective by investing all of its investable assets in UBS Small Cap Portfolio (the 'Small Cap Portfolio'), a series of the Trust having the same investment objective as the Small Cap Fund.





     UBS LARGE CAP GROWTH FUND (the 'Large Cap Growth Fund') is designed for investors seeking long-term capital appreciation from a portfolio of common stocks and other equity securities of large capital growth companies. 'Large capital' companies are companies whose stock market capitalizations at the time of initial purchase are within the market capitalization range of those stocks on the Standard & Poor's 500 Index. 'Growth' companies generally include companies with the potential for above-average earnings and cash flow growth or meaningful increases in underlying asset values over time. The Large



                                     SAI-2

Cap Growth Fund attempts to achieve its objective by investing all of its investable assets in UBS Large Cap Growth Portfolio (the 'Large Cap Growth Portfolio'), a series of the Trust having the same investment objective as the Large Cap Growth Fund.



MONEY MARKET INSTRUMENTS

     As discussed in the Prospectus, each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased appears below. See 'Quality and Diversification Requirements'.

     U.S. TREASURY SECURITIES. Each Fund may invest in direct obligations of the U.S. Treasury, including Treasury Bills, Notes and Bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the 'full faith and credit' of the United States. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and the obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank.



     BANK OBLIGATIONS. Each Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets (the 'Asset Limitation') and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Asset Limitation is not applicable to either the Institutional International Equity Fund or the International Equity Fund (collectively, the 'International Equity Funds'). See 'Foreign Investments'. No Fund will invest in obligations for which the Adviser, defined below (or the Sub-Adviser, defined below, in the case of the International Equity Funds, the Small Cap Fund, the Large Cap Growth Fund and the High Yield Bond Fund), or any of its affiliated persons, is the ultimate obligor or accepting bank. Each Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World Bank).





     COMMERCIAL PAPER. Each Fund may invest in commercial paper, including Master Demand obligations. Master Demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master Demand obligations are governed by agreements between the issuer and Union Bank of Switzerland (the 'Bank'), New York Branch (the 'Branch' or the 'Adviser'), and in the case of the International Equity Funds, UBS International Investment London Limited ('UBSII' or the 'Sub-Adviser'), and in the case of the Small Cap Fund, the Large Cap Growth Fund and the High Yield Bond Fund, UBS Asset Management (New York), Inc., acting as agent, for no additional fee, in its capacity as investment adviser* to the Portfolios and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Adviser*, or its affiliates, pursuant to arrangements with

------------



     * Unless otherwise noted, references to the Adviser in the context of the International Equity Portfolio, Small Cap Portfolio, Large Cap Growth Portfolio and the High Yield Bond Portfolio refer to the Adviser and/or the Sub-Advisers, as appropriate.



                                     SAI-3
such accounts. Interest and principal payments are credited to such accounts. The Adviser*, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Because these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on Master Demand obligations is subject to change. Repayment of a Master Demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Adviser*. Because Master Demand obligations typically are not rated by credit rating agencies, the Portfolios may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser* to have a credit quality which satisfies a Portfolio's quality restrictions. See 'Quality and Diversification Requirements'. Although there is no secondary market for Master Demand obligations, such obligations are considered to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in Master Demand obligations.

     REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements for more than thirteen months. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Portfolios will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolios in each agreement plus accrued interest, and the Portfolios will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, a Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of proceeds upon disposition of the collateral by the Portfolio may be delayed or limited.

CORPORATE BONDS AND OTHER DEBT SECURITIES



     Each Portfolio, with the exception of the Bond Portfolio and the High Yield Bond Portfolio, may invest in other debt securities with remaining effective maturities of less than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this SAI.





     As discussed in the Prospectus, the Bond Portfolio and the High Yield Bond Portfolio, may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the Prospectus and below. See 'Quality and Diversification Requirements'. For information on short-term investments in these securities, see 'Money Market Instruments'.



     ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by or payable from, a stream of payments generated by particular assets such as mortgages, motor vehicles or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. These risks include the prepayment of the debtor's obligation and the creditor's limited interests in applicable collateral. For example, credit card debt

                                     SAI-4
receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

EQUITY INVESTMENTS



     As discussed in the Prospectus, the U.S. Equity, International Equity, Small Cap and Large Cap Growth Portfolios invest primarily in equity securities consisting of common stocks and other securities with equity characteristics. The securities in which these Portfolios invest include those listed on domestic and foreign securities exchanges or traded on over-the-counter markets as well as certain restricted or unlisted securities. A discussion of the various types of equity investments that may be purchased by these Portfolios appears in the Prospectus and below. See 'Quality and Diversification Requirements'.



     EQUITY SECURITIES. The common stocks in which these Portfolios may invest include the common stocks of any class or series of corporations or any similar equity interests such as trust or partnership interests. The Portfolios' equity investments include preferred stocks, warrants, rights and convertible securities. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

     The convertible securities in which the Portfolios may invest include debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     The terms of a convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, but are senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors, but are senior to the claims of common stockholders.

FOREIGN INVESTMENTS



     The International Equity Portfolio makes substantial investments in companies based in foreign countries. The Bond and High Yield Bond Portfolios may also invest in certain foreign securities. Neither the Bond Portfolio nor the High Yield Bond Portfolio expect to invest more than 25% of their total assets, at the time of purchase, in securities of foreign issuers. Foreign investments may be made directly in the securities of foreign issuers or in the form of American Depository Receipts ('ADRs') Global Depository Receipts ('GDRs') or European Depository Receipts ('EDRs'). Generally, ADRs, GDRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, European, in the case of EDRs, or domestic and European in the case of GDRs, securities markets.





     Because investments in foreign securities may involve foreign currencies, the value of the International Equity, Bond and High Yield Bond Portfolios' assets as measured in U.S. dollars may be affected, favorably or unfavorably, by changes in currency rates and in exchange control regulations, including currency blockage. The Bond, High Yield Bond and International Equity Portfolios may enter into foreign currency exchange transactions in connection with the settlement of foreign securities transactions or to manage their currency exposure related to foreign investments. The Portfolios will not enter into such transactions for speculative purposes. For a description of the risks associated with investing in foreign securities, see 'Additional Investment Information and Risk Factors' in the Prospectus.



                                     SAI-5


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ADDITIONAL INVESTMENTS



     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value of such securities each day in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid securities, in an amount at least equal to the value of such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of that Portfolio's total assets, less liabilities (excluding the obligations created by when-issued commitments).



     INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each Fund to the extent that such purchases are consistent with that entity's investment objectives and restrictions and are permitted under the Investment Company Act of 1940, as amended (the '1940 Act'). The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, provided, however, that a Fund may invest all of its investable assets in an open-end investment company having the same investment objective as that Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that such a Fund would bear in connection with its own operations.

     REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, reverse repurchase agreements are considered borrowings by the Portfolio and, therefore, a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Portfolios will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the repurchase agreement. The Portfolios will not invest the proceeds of a reverse repurchase agreement for a period that exceeds the term of the reverse repurchase agreement. The limitations on each Portfolio's use of reverse repurchase agreements are discussed under 'Investment Restrictions' below. Each Portfolio will establish and maintain with the Custodian a separate account with a portfolio of securities in an amount at least equal to its obligations under its reverse repurchase agreements.

     MORTGAGE DOLLAR ROLL TRANSACTIONS. The Bond Portfolio may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a

                                     SAI-6


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

commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with its Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

     SECURITIES LENDING. Each Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, generally three business days after notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolios may pay reasonable finder's and custodial fees in connection with a loan. In addition, the Portfolios will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Portfolios will not make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee, or affiliate or placement agent of the Company, the Trust, or to the Adviser, Sub-Adviser, Administrator or Distributor or any affiliate thereof, unless otherwise permitted by applicable law.

     PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Portfolios may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

     As to illiquid investments, a Portfolio is subject to a risk that it might not be able to sell such securities at a price that the Portfolio deems respective of their value. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the 'Securities Act'), before it may be resold, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time the Portfolio decides to sell and the time the Portfolio is permitted to sell under an effective registration statement. If, during such a period, adverse market conditions develop, the Portfolio might obtain a less favorable price than that which prevailed when it decided to sell. When the Portfolios value these securities, they will take into account the illiquid nature of these instruments.

QUALITY AND DIVERSIFICATION REQUIREMENTS



     Each Portfolio intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the Portfolio's assets are subject to the following fundamental limitations: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the 25% of a Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline. See 'Investment Restrictions'.



     BOND PORTFOLIO. The Bond Portfolio invests principally in a diversified portfolio of 'high grade' and 'investment grade' securities. Investment grade debt is rated, on the date of investment, within the four highest ratings of Moody's Investors Service, Inc. ('Moody's'), currently Aaa, Aa, A and Baa, or of Standard & Poor's Ratings Group ('Standard & Poor's'), currently AAA, AA, A and BBB. High grade debt is rated, on the date of the investment, within the two highest categories of the above ratings. The Bond Portfolio may also invest up to 5% of its total assets in securities which are 'below investment grade'. Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The Portfolio may invest in debt securities that are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Adviser, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding


                                     SAI-7


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

commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion.


     HIGH YIELD BOND PORTFOLIO. The High Yield Bond Portfolio invests primarily in lower-rated securities, commonly known as 'junk bonds.' Lower rated securities include securities rated lower than Baa by Moody's or BBB or lower by Standard & Poor's. Securities rated lower than Baa or BBB are considered to be of poor standing and predominantly speculative. The High Yield Bond Portfolio may invest up to 10% of its assets in securities rated below Caa by Moody's or CCC by Standard & Poor's (including securities in the lowest rating category of either rating agency) or if unrated, determined by the Adviser* to be of comparable quality. The market values of these securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities.



     U.S. EQUITY, INTERNATIONAL EQUITY, SMALL CAP AND LARGE CAP GROWTH PORTFOLIOS. The U.S. Equity, International Equity, Small Cap and Large Cap Growth Portfolios may invest in convertible debt securities for which there are no specific quality requirements. In addition, at the time the Portfolios invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's* opinion. At the time the Portfolios invest in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Adviser's* opinion.


     In determining whether a particular unrated security is a suitable investment, the Adviser* takes into consideration asset and debt service coverage, the purpose of the financing, the history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

OPTIONS AND FUTURES TRANSACTIONS

     EXCHANGE-TRADED AND OVER-THE-COUNTER OPTIONS. All options purchased or sold by the Portfolios will be exchange traded or will be purchased or sold by securities dealers ('over-the-counter' or 'OTC options') that meet creditworthiness standards approved by the Trustees. Exchange-traded options are obligations of the Options Clearing Corporation. In OTC options, the Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction. To the extent that a Portfolio may trade in foreign options, such options may be effected through local clearing organizations.


     The staff of the Securities and Exchange Commission (the 'SEC') has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios are permitted to enter into futures and options transactions and may purchase or sell futures contracts and purchase put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to deliver at a future date a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or financial instrument. Currently, futures contracts are

------------

     * Unless otherwise noted, references to the Adviser in the context of the International Equity Portfolio, the Small Cap Portfolio, the Large Cap Growth Portfolio and the High Yield Bond Portfolio refer to the Adviser and/or the Sub-Adviser, as appropriate.


                                     SAI-8


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

available on various types of fixed-income securities including, but not limited, to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indices of fixed income and equity securities.

     Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of 'variation' margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

     The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on futures contracts and on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder. To the extent a Portfolio may trade in futures and options therein involving foreign securities, such transactions may be effected according to local regulations and business customs.

     COMBINED POSITIONS. The Portfolios may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolios may write a call option at one strike price and buy a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not exactly match a Portfolio's current or anticipated investments. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets

                                     SAI-9


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

held to cover its options or futures positions could also be impaired. See 'Exchange Traded and Over-the-Counter Options' above for a discussion of the liquidity of options not traded on an exchange.

     POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

     ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Portfolios intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Portfolio can commit assets to initial margin deposits and option premiums. In addition, the Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold and will be considered illiquid securities while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

INVESTMENT RESTRICTIONS

     The Funds have adopted the following fundamental and non-fundamental investment restrictions (as defined and distinguished below); to the extent that a fundamental policy and non-fundamental policy apply to a given investment activity or strategy, the more restrictive policy shall govern.

     FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions below have been adopted by the Company's Board of Directors (the 'Board' or the 'Directors') with respect to each Fund and by the Trustees for each corresponding Portfolio. Except where otherwise noted, these investment restrictions are 'fundamental' policies which, under the 1940 Act, may not be changed without the 'vote of a majority of the outstanding voting securities' of the Fund or the Portfolio, as applicable, to which they relate. The 'vote of a majority of the outstanding voting securities' under the 1940 Act is the lesser of (a) 67% or more of the voting securities present at a shareholders' meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Except as described below, whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Company will hold a meeting of that Fund's shareholders and the Company will cast that Fund's votes in the Portfolio in proportion to the votes cast by that Fund's shareholders. However, subject to applicable statutory and regulatory requirements, a Fund would not request a vote of its shareholders with respect to (a) any proposal relating to its corresponding Portfolio, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Fund, would nevertheless be voted on by the Trustees of the Fund.

     The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include that Fund's corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include the corresponding Fund unless the context requires otherwise. As a matter of fundamental policy, each Fund and Portfolio may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets (including the amount borrowed), less liabilities (not including the amounts borrowed), or mortgage, pledge, or hypothecate any assets, except in connection with any permitted borrowing or reverse repurchase agreements (see Investment Restriction No. 7). It will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its net assets; provided, however, that it may increase its interest in an open-end management investment company with the same investment objective and

                                     SAI-10


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

     restrictions while such borrowings are outstanding and provided further that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with its hedging activities are not deemed to be a pledge of assets;

2. Purchase the securities of an issuer if, immediately after such purchase, it owns more than 10% of the outstanding voting securities of such issuer; provided, however, that a Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions. This limitation also shall not apply to investments of up to 25% of its total assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of its total assets would be invested in securities or other obligations of any one such issuer; provided, however, that a Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to investments of up to 25% of its total assets;

4. Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of its total assets; provided, however, that a Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or by entering into repurchase agreements or loans of portfolio securities;


6. Purchase or sell real estate, commodities or commodities contracts or options thereon (except for its interest in hedging and certain other activities as described under 'Investment Objective(s) and Policies'), interests in oil, gas, or mineral exploration or development programs (including limited partnerships). In addition, neither the U.S. Equity Portfolio, the International Equity Portfolio, the Small Cap Portfolio, the Large Cap Growth Portfolio may purchase or sell real estate mortgage loans. The Bond Portfolio and High Yield Bond Portfolio, however, may purchase debt obligations secured by interests in real estate or issued by companies that invest in real estate or interests therein including real estate investment trusts ('REITs'); and the International Equity Portfolio, the U.S. Equity Portfolio, the Small Cap Portfolio and the Large Cap Growth Portfolio may purchase the equity securities or commercial paper issued by companies that invest in real estate or interests therein, including REITs;


7. Issue any senior security, except as appropriate to evidence indebtedness that it is permitted to incur pursuant to Investment Restriction No. 1 and except that it may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets (including the amounts borrowed), less liabilities (excluding obligations created by such borrowings and reverse repurchase agreements). Hedging activities as described in 'Investment Objective(s) and Policies' shall not be considered senior securities for purposes hereof; or

8.   Act as an underwriter of securities.


     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS -- ALL FUNDS. The investment restrictions described below are non-fundamental policies of each Fund and its corresponding Portfolio, and may be changed by their respective Directors and Trustees without shareholder approval. These non-fundamental investment policies provide that neither a Fund nor a Portfolio may:


1. borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Fund's total assets (taken at cost), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its assets;

                                     SAI-11

2. pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

3. purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

4. sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer, and provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities the Fund contemporaneously owns or where the Fund has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Fund has no current intention to engage in short selling.);

5.   invest for the purpose of exercising control or management;

6. purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless (1) the Fund's investment adviser waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) the Fund incurs no sales charge in connection with that investment;


7. invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the Securities Act;



8.   (except for the Small Cap Fund, Large Cap Growth Fund and High Yield Bond
     Fund) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Fund's total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;



9. invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable excluding (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under
     Section 4(2) of the Securities Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's Board of Directors has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's Board of Directors has determined that the commercial paper is of equivalent quality and is liquid;



10.  (except for the Small Cap Fund, Large Cap Growth Fund and High Yield Bond
     Fund) invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of the Fund, or is an officer or director of the Adviser*, if after the purchase of the securities of such issuer for the Fund one or more of such persons own beneficially more than


                                     SAI-12

     1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;


11. invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or (except for the Small Cap Fund, Large Cap Growth Fund and High Yield Bond Fund) if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;


12. write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written);

13. buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets; and (d) such activities are permitted by Regulation 4.5 under the Commodity Exchange Act; and


14.  (except for the Small Cap Fund, Large Cap Growth Fund and High Yield Bond
     Fund) distribute securities that are not readily marketable to residents of the State of Arizona when effecting redemptions in kind.


     ALL FUNDS. There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment or any other later change.

DIRECTORS AND TRUSTEES

DIRECTORS


     The Company's Board consists of three directors. The same persons who are the Company's Directors are also the Trust's Trustees. The Company's Board is responsible for the overall management of the Fund, including the general supervision and review of its investment activities. The Company's Board, in turn, elects the officers of the Company. Similarly, the Trustees, as such, are responsible for the overall management of the Trust, including the general supervision and review of its investment activities. The officers of the Company hold similar positions with the Trust with substantially the same responsibilities. The addresses and principal occupations of the Company's Director's and officers and the Trust's Trustees and officers are listed below. As of June 30, 1997, the Directors and officers of the Company owned of record, as a group, less than 1% of the outstanding shares of the Company. None of the Trustees or Directors or officers receives compensation from the Company or the Trust exceeding $60,000 per fiscal


                                     SAI-13
year. Every Director who is an 'Interested Person' (within the meaning of the 1940 Act) of the Company is also an 'Interested Person' of the Trust. Similarly, every Director who is not an 'Interested Person' of the Company is not an 'Interested Person' of the Trust.

                                     POSITION
                                     WITH THE
     NAME, ADDRESS AND AGE           COMPANY          PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
--------------------------------   ------------  -----------------------------------------------------------

Dr. HansPeter Lochmeier*           Chairman of   UBS Investor Portfolios Trust (mutual fund), Trustee
1345 Avenue of the Americas        the Board     (February 1996-Present); Union Bank of Switzerland
New York, NY 10105                               (Investment Services Department), Division Head.
Age: 55
Timothy M. Spicer, CPA             Director      UBS Investor Portfolios Trust, Trustee (February 1996-
1345 Avenue of the Americas                      Present); San Francisco Sentry Investment Group (a west
New York, NY 10105                               coast investment adviser  and  venture capital firm),
Age: 47                                          President and Chief Operating Officer (1995-Present);
                                                 Ensemble Information Systems (software and electronic
                                                 information provider), Co-Founder, Chairman of the Board and
                                                 Chief Executive Officer (1990-Present); Amanda Venture
                                                 Investors (AVI) (a San Francisco based venture capital
                                                 firm), Managing Partner (1995-Present); CoreLink Resources
                                                 (provides mutual fund related services to small and medium sized banks), Director (1993-1996); PM Squared (health care information service company), Director (1996-Present);
                                                 Arcxel Technologies (fibre-channel company), Director
                                                 (1996-Present); Smith & Hawken (mail order supplier of
                                                 gardening tools and clothing), Director and Chief Financial
                                                 Officer (1990-1992); Concord Holding Corporation (provides distribution and administrative services to mutual funds),
                                                 Director (1989-1995); active in civic/charitable
                                                 organizations in the San Francisco Bay area, including
                                                 Pacific Swimming, Big Brothers/Big Sisters and United Way.


Peter Lawson-Johnston             Director       UBS Investor Portfolios Trust, Trustee (February 1996-
1345 Avenue of the Americas                      Present); Zemex Corporation (mining), Chairman of the Board
New York, NY 10105                               and Director (1990-Present); The McGraw-Hill Companies,  Inc.
Age: 70                                          (publishing), Director (1990-1997); National Review, Inc.
                                                 (publishing), Director (1990-Present); Guggenheim Brothers
                                                 (real estate -- venture capital partnership), Senior Partner
                                                 (1990-Present); Elgerbar Corporation (holding company), President and Director (1990-Present); The Solomon R. Guggenheim
                                                 Foundation (operates the Guggenheim Museums in New York and the Peggy Guggenheim Collection in Venice, Italy), President
                                                 (1990-1995), Chairman and Trustee (1995-Present); The Harry
                                                 Frank Guggenheim Foundation (charitable organization),
                                                 Chairman of the Board and Director (1990-Present).

Paul J. Jasinski                  President      Managing Director, Investors Bank & Trust
200 Clarendon Street                             Company,  (1990-Present).
Boston, Massachusetts 02116
Age: 50
Nicholas G. Chunias               Treasurer      Director, Mutual Fund Administration -- Reporting and  Compliance,
200 Clarendon Street              and Chief      Investors Bank & Trust Company, (1996-Present);
Boston, Massachusetts 02116       Financial      Financial Director, Fund Accounting, Investors Bank & Trust
Age: 32                           Officer        Company, (1993-1996); Account Supervisor, Coopers &
                                                 Lybrand, LLP, (1992-1993).


                                     SAI-14

                                     POSITION
                                     WITH THE
     NAME, ADDRESS AND AGE           COMPANY          PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
--------------------------------   ------------  -----------------------------------------------------------
Susan C. Mosher                    Secretary     Director, Mutual Fund Administration -- Legal
200 Clarendon Street                             Administration, Investors Bank & Trust Company,
Boston, Massachusetts 02116                      (1995-Present); Associate Counsel, 440 Financial Group of
Age: 42                                          Worcester, Inc., (1993-1995); Associate and Partner,
                                                 Gallagher, Callahan & Gartrell, P.A., (1986-1992).




------------------------------------
      * 'Interested Person' within the meaning of the 1940 Act.



                              COMPENSATION TABLE*


                                                         PENSION OR                            TOTAL COMPENSATION
                                      AGGREGATE      RETIREMENT BENEFITS       ESTIMATED        FROM COMPANY AND
                                     COMPENSATION    ACCRUED AS PART OF     ANNUAL BENEFITS      FUND COMPLEX**
     NAME OF PERSON, POSITION        FROM COMPANY       FUND EXPENSES       UPON RETIREMENT    PAID TO DIRECTORS
----------------------------------   ------------    -------------------    ---------------    ------------------
Dr. Lochmeier                                0                0                    0                       0
Chairman of the Board
Mr. Spicer                              $9,000                0                    0                $ 21,000
Director
Mr. Lawson-Johnston                     $9,000                0                    0                $ 21,000
Director


------------------------------------


     *The Company commenced operations on April 2, 1996, and the noted amounts are therefore for the period from April 2, 1996 through December 31, 1996. The Directors are also reimbursed for all reasonable expenses incurred during the execution of their duties.


     **The Fund Complex consists of the Company and UBS Investor Portfolios
Trust.


     As of May 16, 1997, the following owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:



          UBS U.S. Equity Fund -- Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (28.91%); C.E. Exley and S.Y. Exley Tr., u/a/d 8/2/93 C.E. Exley Trust, 2350 Kettering Tower, Dayton, OH 45423 (9.99%); Investors Bank & Trust Co. Custodian FBO Norman S. Lattman IRA R/O, 900 Fifth Avenue, Unit 18A, New York, NY 10021 (5.81%).



          UBS Bond Fund -- Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (64.74%); Greenco, 213 Market Street, Harrisburg, PA 17101 (9.25%); Investors Bank & Trust Co. Custodian, Lawrence Lachman IRA, 104 East 68th Street, APT 5A, New York, NY 10021 (5.66%).



          UBS International Equity Fund -- Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (31.09%).



          UBS Institutional International Equity Fund -- Archstone Foundation, 401 E. Ocean Blvd., Suite 206, Long Beach, CA 90802 (100%).



          The UBS Small Cap Fund, UBS Large Cap Growth Fund and UBS High Yield Bond Fund had not commenced operations as of May 16, 1997.


     The Company has no knowledge of any other owners of record of 5% or more of the outstanding shares of a Fund. Shareholders owning 25% or more of the outstanding shares of a Fund may take actions without the approval of other investors in the Fund.

INVESTMENT ADVISER AND FUNDS SERVICES AGENT

     Pursuant to Investment Advisory Agreements between the Trust and Union Bank of Switzerland, New York Branch, the Branch serves as the Portfolios' investment adviser. Pursuant to a Sub-Advisory Agreement between the Branch and UBS International Investment London Limited, UBSII serves as the sub-adviser to the International Equity Portfolio. The Branch, which operates out of offices located at

                                     SAI-15

1345 Avenue of the Americas, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States. UBSII is a wholly-owned direct subsidiary of UBS Asset Management London Limited, which is a direct subsidiary of UBS UK Holding Limited, which is in turn a wholly-owned direct subsidiary of the Bank. UBSII was organized under the laws of the United Kingdom on June 19, 1986. (The Adviser and the Sub-Adviser are collectively referred to as the 'Advisers'.) Subject to the supervision of the Trustees, the Adviser, and in the case of the International Equity Portfolio, UBSII, makes the Portfolios' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Portfolio's investments and provides certain administrative services.


     The investment advisory services provided by the Advisers to the Portfolios are not exclusive under the terms of the advisory agreements. The Advisers are free to and do render similar investment advisory services to others. The Advisers serve as investment advisers to personal investors and act as fiduciaries for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisers serve as trustees. The accounts managed or advised by the Advisers have varying investment objectives and the Advisers invest assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisers (or their affiliates) who may also be acting in similar capacities for the Portfolios. See 'Portfolio Transactions'.


     The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York City, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank, through its offices and subsidiaries (including UBSII and UBSAM) engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York City since 1946. At December 31, 1996, the Bank (including its consolidated subsidiaries) had total assets of $326.7 billion and equity capital and reserves of $17.1 billion.



     BOND AND HIGH YIELD BOND FUNDS. The Adviser's fixed income analysts have extensive experience in selecting bonds and monitoring their performance. These analysts review the creditworthiness of individual issuers as well as the broad economic trends likely to affect the bond markets.



     U.S. EQUITY FUND. While many investment advisers evaluate companies primarily on their earnings and their price/earnings ratio, the Adviser uses a different investment approach. The Adviser believes that dividend yields, rather than earnings, are the best indicators of future performance. Consequently, the Adviser will select attractively priced stocks with high dividends. In addition, the Adviser's analysts often meet with company managers, often contact a company's suppliers, review the business operations and financial statements of companies and try to 'get behind' the numbers to gain a true sense of a company's value.



     SMALL CAP AND LARGE CAP GROWTH FUNDS. The Sub-Adviser's portfolio managers have extensive experience in managing equity portfolios. Based on the investment objective of the Fund, the Sub-Adviser analyzes equity securities of either small capitalization growth companies or large capitalization growth companies in order to identify above average growth opportunities for each respective Fund. These opportunities may be characterized by the combination of security valuations (e.g. price relative to earnings and/or cash flow) and above average earnings growth expectations.



     INTERNATIONAL EQUITY AND INSTITUTIONAL INTERNATIONAL EQUITY FUNDS. The Sub-Adviser's analysts have extensive experience in managing international portfolios. These analysts track the performance of more than 1,600 companies around the world, and pay particular attention to the energy, life sciences, technology and financial industries.

     The Sub-Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended.



                                     SAI-16

     The Prospectus for each of the Funds contains a description of fees payable to the Adviser. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the Bond Portfolio, U.S. Equity Portfolio and International Equity Portfolio paid investment advisory fees equal to $0, $0 and $13,839, respectively. The High Yield Bond Portfolio, Small Cap Portfolio and Large Cap Growth Portfolios had not commenced operations as of December 31, 1996.



     The Branch has voluntarily agreed to waive its fees and reimburse each Fund and its corresponding Portfolio for their respective operating expenses to the extent that the operating expenses (excluding extraordinary items) of the Bond Fund, High Yield Bond Fund, U.S. Equity Fund, Institutional International Equity Fund, International Equity Fund, Small Cap Fund and Large Cap Growth Fund exceed, on an annual basis, 0.80%, 0.90%, 0.90%, 0.95%, 1.40%, 1.20% and 1.00%, respectively, of such Fund's average daily net assets. The Branch may modify or discontinue this expense limitation at any time in the future with 30 days' prior notice to the affected Fund. See 'Expenses'. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS reimbursed the Bond Fund, U.S. Equity Fund and International Equity Fund for expenses totaling $80,050, $93,511 and $52,899, respectively. The High Yield Bond Fund, Institutional International Equity Fund, Small Cap Fund and Large Cap Growth Fund had not commenced operations as of December 31, 1996.



     Pursuant to the Sub-Advisory Agreements, the Sub-Advisers, under the supervision of the Trustees and the Adviser, make the day-to-day investment decisions for the International Equity, Small Cap, Large Cap Growth and High Yield Bond Portfolios. Under the Sub-Advisory Agreement, the Adviser has agreed to pay UBSII a fee, calculated daily and payable monthly equal, on an annual basis, to 0.75% of the International Equity Portfolio's first $20 million of average net assets, 0.50% of the next $30 million of average net assets, and 0.40% of average net assets in excess of $50 million. The Adviser is solely responsible for paying this fee to UBSII. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the Adviser paid $154,659 to the UBSII on behalf of the International Equity Portfolio.



     Under the Sub-Advisory Agreements with UBSAM NY, the Adviser has agreed to pay UBSAM NY a fee, calculated daily and payable monthly equal, on an annual basis, to the following percentages of each Portfolio's respective average net assets:



UBS High Yield Bond Portfolio........................................   0.25% of the first $25 million
                                                                        0.20% of the next $25 million
                                                                        0.15% over $50 million

UBS Small Cap Portfolio..............................................   0.40% of the first $25 million
                                                                        0.325% of the next $25 million
                                                                        0.25% over $50 million

UBS Large Cap Growth Portfolio.......................................   0.30% of the first $25 million
                                                                        0.25% of the next $25 million
                                                                        0.20% over $50 million



     The Adviser is solely responsible for paying this fee to UBSAM NY. The High Yield Bond, Small Cap and Large Cap Growth Portfolios had not yet commenced operations as of December 31, 1996.



     The Investment Advisory and Sub-Advisory Agreements will each continue in effect until February 1998, and thereafter will be subject to annual approval by the Trustees or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Portfolio, provided that in either case the continuance also is approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory and Sub-Advisory Agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Trustees or by a vote of the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding shares on 60 days' written notice to the Adviser or Sub-Adviser as applicable. Whenever a Fund, as a shareholder of a Portfolio, is required by the 1940 Act to vote its Portfolio interest, the Company will hold a meeting of that Fund's shareholders and will vote its Portfolio interests proportionately as instructed by that Fund's shareholders. See 'Organization'. Each Investment Advisory and Sub-Advisory Agreement is also


                                     SAI-17
terminable by the Adviser or Sub-Adviser, as applicable, on 60 days' written notice to the Trust. See 'Additional Information'.



     In addition to the above noted investment advisory services, the Adviser (but not the Sub-Advisers) also provides certain administrative services to the Funds and the Portfolios and, subject to the supervision of the Board of Trustees, as applicable, is responsible for: establishing performance standards for the Funds' and Portfolios' third-party service providers and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors and the Trustees; supervising the preparation of reports for Fund and Portfolio shareholders; and establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund.


     These administrative services are provided to the Portfolios by the Adviser pursuant to the above discussed Investment Advisory Agreements. However, these administrative services are provided to the Funds pursuant to a Funds Services Agreement between the Adviser and the Company. The Adviser is not entitled to a fee from the Company or the Funds under the terms of the Funds Services Agreement.

     The Glass-Steagall Act and other applicable laws generally prohibit banks, such as Union Bank of Switzerland, from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Company. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment adviser or custodian to such an investment company. The Advisers believe that they may perform the services for the Portfolios and the Funds contemplated by the Investment Advisory, Sub-Advisory and Funds Services Agreements without violating the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent these entities from continuing to perform such services.


     If the Adviser or Sub-Advisers were prohibited from providing these services to the Funds or the Portfolios, it is expected that the Directors and Trustees, as applicable, would recommend to shareholders that they approve new agreements with other qualified service providers.



     ADMINISTRATORS. The Trust and the Company employ Investors Fund Services (Ireland) Limited ('IBT Ireland'), a subsidiary of Investors Bank & Trust Company ('Investors Bank') and Investors Bank, respectively, as Administrators under Administration Agreements (the 'Administration Agreements') to provide certain administrative services. The services provided by IBT Ireland and Investors Bank under the Administration Agreements include certain accounting, clerical and bookkeeping services, Blue Sky (for the Funds only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956. For its services under the Administration Agreement, each Fund pays Investors Bank a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.065% of the Fund's first $100 million in average daily net assets and 0.025% of the next $100 million in average daily net assets. Investors Bank does not receive a fee from the Fund on average daily net assets in excess of $200 million. For its services under the Administration Agreement, the Portfolio pays IBT Ireland a fee which is calculated daily and paid monthly equal, on an annual basis, to 0.07% of the Portfolio's first $100 million in average daily net assets and 0.05% of the assets in excess of $100 million. IBT Ireland's principal offices are located at Deloitte & Touche House, 29 Earlsfort Terrace, Dublin 2, Ireland. Investors Bank's principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.



     During the period April 2, 1996 (commencement of operations) through March 13, 1997, Signature Broker-Dealer Services, Inc. ('Signature') and Signature Financial Group (Grand Cayman) Ltd. served as

                                     SAI-18

Administrators to the Portfolio and Company, respectively. During the period April 2, 1996 (commencement of operations) through December 31, 1996, the Bond Portfolio, U.S. Equity Portfolio and International Equity Portfolio paid Signature administrative fees of $14,594, $7,036 and $11,712, respectively, while the Bond Fund, U.S. Equity Fund and International Equity Fund paid Signature administrative fees of $1,526, $2,593 and $4,131, respectively.



     The Administration Agreements may be renewed or amended by the Directors or Trustees, as applicable, without shareholder vote. The Administration Agreements are terminable at any time without penalty by a vote of a majority of the Directors or Trustees, as applicable, on not less than 60 days' written notice to the other party. The Administrators may subcontract for the performance of their obligations under the Administration Agreements with the prior written consent of the Directors or Trustees, as applicable. If an Administrator subcontracts all or a portion of its duties to another party, that Administrator shall be fully responsible for the acts and omissions of any such subcontractor(s) as it would be for its own acts or omissions.


DISTRIBUTOR


     DISTRIBUTOR. Pursuant to a Distribution Agreement, First Fund Distributors, Inc. (the 'Distributor') serves as the distributor of Fund shares. The Distributor is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ('NASD'). The Distributor is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of the Distributor are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from Investors Bank.


CUSTODIAN


     Investors Bank (the 'Custodian'), whose principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as the custodian and transfer and dividend disbursing agent for the Funds and the Portfolios. Pursuant to the Custodian Agreements with the Trust, on behalf of each Portfolio, and the Company, on behalf of each Fund, the Custodian is responsible for maintaining the books and records of portfolio transactions and holding portfolio securities and cash. As transfer agent and dividend disbursing agent, the Custodian is responsible for maintaining account records detailing the ownership of Portfolio and Fund interests and for crediting income, capital gains and other changes in share ownership to investors' accounts. The Custodian will perform its duties as the Portfolios' transfer agent and dividend disbursing agent from its offices located at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X1C8, while its duties as the Funds' transfer agent and dividend disbursing agent will be performed at its offices located at 200 Clarendon Street, Boston, Massachusetts 02116. Each Fund and Portfolio is responsible for its proportionate share of the Company's and Trust's, as applicable, transfer agency, custodial and dividend disbursement fees.



SHAREHOLDER SERVICES



     The Company (excluding UBS Institutional International Equity Fund) has entered into a shareholder servicing agreement with the Branch, and may enter into additional shareholder servicing agreements with one or more financial institutions (together with the Branch, 'Eligible Institutions') such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or broker-dealer. Pursuant to each shareholder servicing agreement, an Eligible Institution, as agent for its customers who are purchasing shares of the Fund, will perform shareholder services for these investors, which include performing shareholder account administrative and servicing functions, such as answering inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be made and certain other matters pertaining to each Fund, assisting customers in designating and changing dividend options, account designations and addresses, providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' Distributor and transfer agent, assisting investors seeking to purchase or redeem Fund shares,


                                     SAI-19
arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares, verifying purchase and redemption orders, transfers among and changes in accounts and providing other related services. In return for these services, each Fund has agreed to pay each Eligible Institution a fee equal on an annual basis to 0.25% of the average daily net assets of such Fund represented by shares of the Fund owned during the period for which payment is being made by customers of the Eligible Institution. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the shareholder service fee for the Bond Fund, U.S. Equity Fund and International Equity Fund amounted to $7,632, $12,965 and $20,658, respectively, all of which were waived.



     As discussed under 'Investment Adviser and Shareholder Servicing Agent', the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of the Branch under the Shareholder Servicing Agreement, the Investment Advisory Agreement and the Funds Services Agreement and UBSII and UBSAM under the Sub-Advisory Agreements, may raise issues under these laws. However, the Branch, UBSII and UBSAM believe that they may properly perform these services and the other activities described herein and in the Prospectuses without violating the Glass-Steagall Act or other applicable banking laws or regulations.



     If the Branch, UBSII or UBSAM were prohibited from providing their respective services under the above noted agreements, the Directors and Trustees, as applicable, would seek an alternative provider of such services. In such an event, changes in the operation of the Funds or the Portfolios might occur and shareholders might not receive the same level of service previously provided by the Branch, UBSII and UBSAM.



INDEPENDENT ACCOUNTANTS



     The Company's and the Trust's independent accounting firm is Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. The U.S. firm of Price Waterhouse is a Registered Limited Liability Partnership (LLP) under the laws of the State of Delaware. Price Waterhouse LLP will conduct an annual audit of the financial statements of each Fund and Portfolio, assist in the review and filing of the federal and state income tax returns of the Funds and Portfolios and consult with the Funds and Portfolios as to matters of accounting and federal and state income taxation.


EXPENSES

     Each Fund and Portfolio is responsible for the fees and expenses attributable to it. Each Fund will bear its proportionate share of the expenses in its corresponding Portfolio.


     The Branch has voluntarily agreed to limit the total operating expenses of each Fund (including each Fund's proportionate share of the expenses incurred by its corresponding Portfolio), excluding ordinary expenses, as set forth in each Fund's Prospectus under the caption 'Expenses'. The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' prior notice to the affected Fund. For additional information regarding waivers or expense subsidies, see 'Management' in the Prospectus.


PURCHASE OF SHARES

     Investors may purchase Fund shares as described in each Prospectus under 'Purchase of Shares.' Fund shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of a purchase order.


     For each Fund except the Institutional International Equity Fund, the minimum investment requirement for certain retirement plans such as Individual Retirement Accounts ('IRAs'), Self-Employed Retirement Plans ('SERPs'), 401(k) Plans and other tax-deferred plans is $2,000. The minimum investment requirement


                                     SAI-20
for all subsequent investments is $500. The minimum investment requirement for accounts established for the benefit of minors under the 'Uniform Gift to Minor's Act' is $5,000. The minimum investment requirement for all subsequent investments is $1,000. The minimum investment requirement for employees of the Bank and its affiliates is $5,000. The minimum subsequent investment is $1,000. These minimum investment requirements may be waived at the Fund's discretion. The Institutional International Equity Fund has not adopted special minimum investment requirements for retirement plans.


     In addition, the minimum investment requirements may be met by aggregating the investments of related shareholders. A 'related shareholder' is limited to an immediate family member, including mother, father, spouse, child, brother, sister and grandparent and includes step and adoptive relationships.

     Each Fund may, at its own option, accept securities in payment for shares. The securities tendered are valued by the methods described in 'Net Asset Value' as of the day the Fund shares are purchased. This is a taxable transaction to the investor. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisers, appropriate investments for the Portfolio corresponding to that Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the relevant Portfolio; (ii) be acquired by the Fund for investment and not for resale (other than for resale to the corresponding Portfolio); (iii) be liquid securities that are not restricted as to transfer either by law or by market liquidity; and (iv) have a value that is readily ascertainable, as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

REDEMPTION OF SHARES

     Investors may redeem shares of each Fund as described in the Prospectus under 'Redemption of Shares'.

     If the Directors and Trustees determine that it would be detrimental to the best interest of the remaining shareholders of a Fund or Portfolio to effect redemptions wholly or partly in cash, payment of the redemption price may be made in whole or in part by an in-kind distribution of securities from the Portfolio, in lieu of cash, in conformity with the applicable rules of the SEC. If shares are redeemed in-kind, the redeeming shareholder might incur transaction costs in converting the securities into cash. The methods of valuing portfolio securities distributed to a shareholder are described under 'Net Asset Value', and such valuations will be made as of the same time the redemption price is determined.

     FURTHER REDEMPTION INFORMATION. The right of redemption may be suspended or the date of payment postponed, in the case of the Company and the Trust: (i) during periods when the New York Stock Exchange (the 'NYSE') is closed for other than weekends and holidays or when trading on the NYSE is suspended or restricted; (ii) during periods in which an emergency exists, as determined by the SEC, which causes disposal by a Portfolio of, or evaluation of the net asset value of, its securities to be unreasonable or impracticable; or (iii) for such other periods as the 1940 Act or the SEC may permit.

EXCHANGE OF SHARES


     An investor may exchange Fund shares for shares of any other series of the Company as described under 'Exchange of Shares' in the Prospectuses. Investors considering an exchange of Fund shares for shares of another Company series should read the prospectus of the series into which the transfer is being made prior to such exchange (see the section regarding purchase of shares in the appropriate Prospectus). Requests for exchange are made in the same manner as requests for redemptions (see the section regarding redemption of shares in the appropriate Prospectus). Shares of the acquired series are purchased for settlement when the proceeds from redemption become available. The Company reserves the right to discontinue, alter or limit this exchange privilege at any time. Shares of the Institutional International Equity Fund are not eligible for the exchange privilege.


                                     SAI-21

DIVIDENDS AND DISTRIBUTIONS

     Each Fund will declare and pay dividends and distributions as described under 'Dividends and Distributions' in its Prospectus.

     Determination of the net income for the Bond Fund is made at the times described in that Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.

NET ASSET VALUE

     Each Fund computes its net asset value once daily at the close of business on Monday through Friday as described under 'Net Asset Value' in the Prospectus. The net asset value will not be computed on a day in which no orders to purchase or redeem Fund shares have been received or on any day on which the NYSE is closed, including the following legal holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Funds and the Portfolios would expect to close for purchases and redemptions at the same time. The days on which net asset value is determined are the Funds' business days.

     The net asset value per share of each Fund equals the value of that Fund's pro rata interest in its corresponding Portfolio plus the value of all its other assets not invested in the Portfolio, if any, less its total liabilities, divided by the number of outstanding shares of that Fund. The following is a discussion of the procedures used by the Portfolios in valuing their assets.


     In the case of the Bond and High Yield Bond Portfolios, securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over-the-counter, are valued by the Portfolios by using bid quotes from at least one dealer or, in all other cases, by taking into account various factors affecting market value, including yields and prices of comparable securities, indications as to values from dealers and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method, whereby such securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount to maturity. Because many of the municipal bond issues outstanding do not have large principal obligations and because of the varying risk factors applicable to each issuer, no readily available market quotations exist for most municipal securities.



     In the case of the U.S. Equity, Small Cap, Large Cap Growth and International Equity Portfolios, securities listed on domestic exchanges, other than options on stock indices, are valued using the last sales price on the most representative exchange at 4:00 p.m. New York time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or, in the absence of such prices, at the readily available closing bid price on such exchange. Securities listed on foreign exchanges are valued at the last quoted sale price available before the time when net assets are valued or, in the absence of such recorded sales, at the average of readily available closing bid and asked prices on such exchange or, in the absence of such prices, at the readily available closing bid price on such exchange. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.


     Options on stock indices traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 p.m., New York time. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees. Such procedures include the use of independent pricing services, indications as to values from dealers and general market conditions. Short-

                                     SAI-22
term investments that mature in 60 days or less are valued at amortized cost method (as discussed above) if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days on which the NYSE is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

     If market quotations for the securities of any Portfolio are not readily available, such securities will be valued at 'fair value' as determined in good faith by the Trustees.

PERFORMANCE DATA

     From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling your Eligible Institution. See 'Additional Information' in the Prospectus.


     YIELD QUOTATIONS. As required by regulations of the SEC, the annualized yield for the Bond Fund and the High Yield Bond Fund is computed by dividing the Funds' net investment income per share (which may differ from the net income per share used for accounting purposes) earned during a 30-day period by its net asset value on the last day of the period. The average daily number of Fund shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under 'Additional Information' in the Prospectus.



     TOTAL RETURN QUOTATIONS. As required by SEC regulations, the average annual total return of the Bond, High Yield Bond, U.S. Equity, Small Cap, Large Cap Growth, International Equity and Institutional International Equity Funds for a period is computed by assuming a hypothetical initial investment of $1,000. It is then assumed that all of the dividends and distributions by that Fund over the relevant period are reinvested. It is then assumed that at the end of the period the entire amount is redeemed. The average annual total return is then calculated by determining the annual rate required for the initial investment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).


     Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

     GENERAL. A Fund's performance will vary from time-to-time depending upon market conditions, the composition of its corresponding Portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

     Comparative performance information may be used from time to time in advertising the Funds' shares, including data from Lipper Analytical Services, Inc., Lehman Government/Corporate Intermediate Bond Index, Micropal, Inc., Ibbotson Associates, Morningstar Inc., the S&P 500 Composite Stock Price
Index, the Dow Jones Industrial Average, the Frank Russell Indices, The EAFE'r' Index and other industry publications.

                                     SAI-23

PORTFOLIO TRANSACTIONS

     The Advisers place orders for all purchases and sales of securities on behalf of the Portfolios. The Advisers enter into repurchase agreements and reverse repurchase agreements and effect loans of portfolio securities on behalf of the Portfolios. See 'Investment Objectives and Policies'.

     Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Occasionally, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.


     Portfolio transactions for the Bond and High Yield Bond Portfolios will be undertaken principally to accomplish their objectives in relation to expected movements in the general level of interest rates. The Bond and High Yield Bond Portfolios may engage in short-term trading consistent with their objectives.



     In connection with portfolio transactions for the Bond and High Yield Bond Portfolios, the Adviser intends to seek best price and execution on a competitive basis for both purchases and sales of securities. Portfolio turnover may vary from year to year, as well as within a year. The annual portfolio turnover rate for the Bond and High Yield Bond Portfolios is expected to be under 100%. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the portfolio turnover rate for the Bond Portfolio was 100%. The High Yield Bond Portfolio had not commenced operations as of December 31, 1996.



     In connection with portfolio transactions for the U.S. Equity, Small Cap, Large Cap Growth and International Equity Portfolios, the overriding objective is to obtain the best possible execution of purchase and sale orders. Portfolio turnover may vary from year to year, as well as within a year. The annual portfolio turnover rate for the U.S. Equity Small Cap, Large Cap Growth and International Equity Portfolios is expected to be under 100%. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the portfolio turnover rate for the U.S. Equity Portfolio and International Equity Portfolio was 19% and 42%, respectively. The Small Cap, Large Cap Growth and Institutional International Equity Portfolios had not commenced operations as of December 31, 1996.



     In selecting a broker, the Adviser or Sub-Advisers, as applicable, consider a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition; and the commissions charged. A broker may be paid a brokerage commission greater than that another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser or Sub-Advisers decide that the broker chosen will provide the best possible execution. The Advisers monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees regularly review the reasonableness of commissions and other transaction costs incurred by the Portfolios in light of the facts and circumstances deemed relevant, and, in that connection, will review reports and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisers have allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all the Adviser's clients and not solely or necessarily for the benefit of the Portfolios. The Advisers believe that the value of research services received is not determinable and does not significantly increase expenses. The Portfolios do not reduce their fee to the Adviser by any amount that might be attributable to the value of such services. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the Trust paid brokerage commissions on behalf of U.S. Equity Portfolio and International Equity Portfolio of $32,099, and $139,846, respectively.
The Small Cap, Large Cap Growth and Institutional International Equity Portfolios had not commenced operations as of December 31, 1996.




     Subject to the overriding objective of obtaining the best possible execution of orders, the Advisers may allocate a portion of a Portfolio's brokerage transactions to their affiliates. In order for their affiliates


                                     SAI-24
to effect any portfolio transactions for the Portfolios, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees, including a majority of the Trustees who are not 'interested persons', have adopted procedures that are reasonably designed to ensure that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.



     Portfolio securities will not be purchased from or through or sold to or through the Portfolio's Adviser, Sub-Advisers, Distributor or any 'affiliated person' (as defined in the 1940 Act) or any affiliated person of such a person when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Adviser, Sub-Advisers or affiliate thereof is a member, except to the extent permitted by law.



     On those occasions when the Advisers deem the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Advisers to the extent permitted by applicable laws and regulations may, but are not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such an event, the securities so purchased or sold as well as any expenses incurred in the transaction will be allocated by the Advisers in a manner that is equitable and consistent with their fiduciary obligations to their clients. In some instances, this procedure might adversely affect a Portfolio.



     If a Portfolio writes an option and effects a closing purchase transaction with respect to an option written by it, such transaction will normally be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Portfolio may write may be affected by options written by the Advisers for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits and it may impose certain other sanctions.



ORGANIZATION


UBS PRIVATE INVESTOR FUNDS, INC.



     UBS Private Investor Funds, Inc. is a Maryland corporation and is currently authorized to issue shares of common stock, par value $0.001 per share, in eight series: The UBS Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS U.S. Equity Fund Series; The UBS Institutional International Equity Fund Series; The UBS International Equity Fund Series; The UBS High Yield Bond Fund Series; The UBS Small Cap Fund Series; and The UBS Large Cap Growth Fund Series.



     Each share of a series issued by the Company will have a pro rata interest in the assets of that series. The Company is currently authorized to issue 500,000,000 shares of common stock, including 10,000,000 shares of each of the eight current series. Under Maryland law, the Board has the authority to increase the number of shares of stock that the Company has the authority to issue. Each share has one vote (and fractional shares have a corresponding fractional vote) with respect to matters upon which shareholder vote is required; stockholders have no cumulative voting rights with respect to their shares. Shares of all series vote together as a single class except that if the matter being voted upon affects only a particular series then it will be voted on only by that series. If a matter affects a particular series differently from other series, that series will vote separately on such matter. Each share is entitled to participate equally in dividends and distributions declared by the Directors with respect to the relevant series, and in the net distributable assets of such series on liquidation.



                                     SAI-25

     Under Maryland law, the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. It is the Company's policy not to hold an annual meeting of stockholders unless so required. All shares of the Company (regardless of series) have noncumulative voting rights for the election of Directors. Under Maryland law, the Company's Directors may be removed by vote of stockholders. The Board currently consists of three directors.



UBS INVESTOR PORTFOLIOS TRUST



     UBS Investor Portfolios Trust, a master trust fund formed under New York law, was organized on February 9, 1996. The Declaration of Trust permits the Trustees to issue interests in one or more subtrusts or series. To date, six series have been authorized. Each series (i.e., a Portfolio) of the Trust corresponds to a Fund of the Company, with the exception that the International Equity Portfolio corresponds to the International Equity Fund and the Institutional International Equity Fund.



     A copy of the Trust's Declaration of Trust is on file in the office of its Administrator.


     Holders of interest in the Trust, such as the Funds, may redeem all or any part of their interest in the Trust at any time, upon the submission of a redemption request in proper form. See 'Redemption of Shares'.

TAXES

     Each Fund has qualified and intends to remain qualified as a regulated investment company (a 'RIC') under Subchapter M of the Code. As a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, investments in other RICs and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs). As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed.

     For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

     Gains or losses on sales of securities by a Portfolio will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, a Portfolio acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

                                     SAI-26

     Under the Code, gains or losses attributable to disposition of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

     Forward currency contracts, options and futures contracts entered into by a Portfolio may create 'straddles' for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by a Portfolio on forward currency contracts, options and futures contracts or on the underlying securities. 'Straddles' may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test described above, and therefore, a Portfolio's ability to enter into forward currency contracts, options and futures contracts may be limited.

     Certain options, futures and foreign currency contracts held by a Portfolio at the end of each fiscal year will be required to be 'marked to market' for federal income tax purposes -- i.e., treated as having been sold at market value. For such options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income.

     FOREIGN SHAREHOLDERS. Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a 'foreign shareholder') will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

     In the case of a foreign shareholder who is a nonresident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold U.S. federal income tax at the rate of 31% unless IRS Form W-8 is provided. See 'Taxes' in the Prospectus. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

     FOREIGN TAXES. It is expected that the International Equity Portfolio may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. In the case of the International Equity Portfolio, so long as more than 50% in value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat any foreign income taxes paid by it as paid directly by its shareholders. The Portfolio will make such an election only if it deems it to be in the best interest of its shareholders. The Portfolio will notify its shareholders in writing each year if they make the election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Portfolio makes the election, each shareholder of the International Equity Fund will be required to include in his or her income their proportionate share of the amount of foreign income taxes paid by the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below), or, if he or she itemizes deductions, a deduction for his or her share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the
                                     SAI-27
income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the International Equity Funds from their foreign source net investment income will be treated as foreign source income. This Portfolio's gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source 'passive income', such as the portion of dividends received from the Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the International Equity Portfolio.


     STATE AND LOCAL TAXES. Each Fund may be subject to state or local taxes in jurisdictions in which that Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. For example, a portion of the dividends received by shareholders may be subject to state income tax. Shareholders should consult their own tax advisors with respect to any state or local taxes.

ADDITIONAL INFORMATION


     With respect to the securities offered by the Prospectuses, this SAI and the Prospectuses do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act and the 1940 Act with respect to the securities offered hereby. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC, Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington D.C. 20549.



     Statements contained in this SAI relating to the contents of any agreement or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.


FINANCIAL STATEMENTS


     The Annual Report(s) of the Funds dated December 31, 1996 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby included herein. The Institutional International Equity Fund, Small Cap Fund, Large Cap Growth Fund and High Yield Bond Fund had not commenced operations as of December 31, 1996. Consequently, financial statements for these Funds are not included in the Annual Report. Unaudited financials for the six months ended June 30, 1997 are also included for these Funds.


     Unaudited financials for the six months ended August 29, 1997 for the Institutional International Equity Fund are also included herein. The Small Cap Fund, Large Cap Growth Fund and High Yield Bond Fund had not commenced operations as of August 29, 1997, consequently, no financial statements are available for these Funds.


                                     SAI-28

UBS Bond Fund
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------



ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Bond
  Portfolio, at value..........................................................     $7,554,365
Receivable from Adviser........................................................          6,387
Deferred organization expenses and other assets................................         63,262
                                                                                    ----------
          Total Assets.........................................................      7,624,014
                                                                                    ----------

LIABILITIES:
Administrative services fees payable...........................................            294
Directors' fees payable........................................................          2,490
Dividends payable..............................................................         33,772
Organization expenses payable..................................................         32,742
Other accrued expenses.........................................................         54,426
                                                                                    ----------
          Total Liabilities....................................................        123,724
                                                                                    ----------

NET ASSETS.....................................................................     $7,500,290
                                                                                    ----------
                                                                                    ----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized)............         74,906
                                                                                    ----------
                                                                                    ----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.................        $100.13
                                                                                    ----------
                                                                                    ----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.................................................     $       75
Additional paid-in capital.....................................................      7,495,002
Net unrealized appreciation of investments, foreign currency contracts and
  foreign currency translations................................................            621
Accumulated net investment loss................................................         (4,086)
Accumulated undistributed net realized gains on securities and foreign currency
  transactions.................................................................          8,678
                                                                                    ----------
          Net Assets...........................................................     $7,500,290
                                                                                    ----------
                                                                                    ----------


------------------------
See notes to financial statements.

                                     SAI-29

UBS Bond Fund
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



INVESTMENT INCOME
Investment Income and Expenses allocated from UBS Investor
  Portfolios Trust -- UBS Bond Portfolio
     Interest.......................................................                  $195,583
     Total expenses.................................................    $ 28,341
     Less: Fee waiver...............................................     (13,889)
                                                                        --------
     Net expenses...................................................                    14,452
                                                                                      --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS Bond
  Portfolio.........................................................                   181,131

EXPENSES
Shareholder service fees............................................       7,632
Administrative services fees........................................       1,526
Reports to shareholders expense.....................................      22,333
Transfer agent fees.................................................      15,763
Audit fees..........................................................      11,259
Amortization of organization expenses...............................      10,886
Fund accounting fees................................................       8,006
Legal fees..........................................................       7,508
Directors' fees.....................................................       6,006
Registration fees...................................................       3,065
Miscellaneous expenses..............................................       3,669
                                                                        --------
     Total expenses.................................................      97,653
     Less: Fee waiver and expense reimbursements....................     (87,682)
                                                                        --------
     Net expenses...................................................                     9,971
                                                                                      --------
Net investment income...............................................                   171,160
                                                                                      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS
  INVESTOR PORTFOLIOS TRUST -- UBS BOND PORTFOLIO
Net realized gain on securities transactions........................                     9,932
Net realized loss on foreign currency transactions..................                    (6,025)
Net change in unrealized depreciation of investments................                   (13,586)
Net change in unrealized appreciation of foreign currency contracts
  and translations..................................................                    14,207
                                                                                      --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS Bond Portfolio............................                     4,528
                                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................                  $175,688
                                                                                      --------
                                                                                      --------


------------------------
See notes to financial statements.

                                     SAI-30

UBS Bond Fund
Statement of Changes in Net Assets
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income............................................................    $  171,160
Net realized gain on securities and foreign currency transactions................         3,907
Net change in unrealized appreciation of investments, foreign currency contracts
  and foreign currency translations..............................................           621
                                                                                     ----------
Net increase in net assets resulting from operations.............................       175,688
                                                                                     ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................................................      (170,408)
Net realized gains on investments................................................        (1,273)
                                                                                     ----------
Total dividends and distributions to shareholders................................      (171,681)
                                                                                     ----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.................................................    10,846,978
Net asset value of shares issued to shareholders in reinvestment of dividends and
  distributions..................................................................       127,366
Cost of shares redeemed..........................................................    (3,503,061)
                                                                                     ----------
Net increase in net assets from transactions in shares of common stock...........     7,471,283
                                                                                     ----------

NET INCREASE IN NET ASSETS.......................................................     7,475,290
NET ASSETS:
Beginning of period..............................................................        25,000
                                                                                     ----------
End of period (including net investment loss of $4,086)..........................    $7,500,290
                                                                                     ----------
                                                                                     ----------


------------------------
See notes to financial statements.

                                     SAI-31

UBS Bond Fund
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period......................................           $100.00
                                                                                     -------
Income from investment operations:
     Net investment income................................................              4.12
     Net realized and unrealized gain on investments, foreign currency
       contracts and foreign currency translations........................              0.14
                                                                                     -------
     Total income from investment operations..............................              4.26
                                                                                     -------

Less Dividends and Distributions to Shareholders:
     Dividends from net investment income.................................             (4.11)
     Distributions from net realized gains................................             (0.02)
                                                                                     -------
     Total dividends and distributions....................................             (4.13)
                                                                                     -------

Net asset value, end of period............................................           $100.13
                                                                                     -------
                                                                                     -------
Total Return..............................................................              4.36%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).............................           $ 7,500
     Ratio of expenses to average net assets(2)...........................              0.80%(3)
     Ratio of net investment income to average net assets(2)..............              5.61%(3)



------------------------


(1) Not annualized.


(2) Includes the Fund's share of UBS Investor Portfolio Trust -- UBS Bond Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 3.33% (annualized).


(3) Annualized.


See notes to financial statements.

                                     SAI-32

UBS Bond Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

1. GENERAL

UBS Bond Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1996, the Company included two other funds, UBS U.S. Equity Fund and UBS International Equity Fund. These financial statements relate only to the Fund.

The Fund had no operations prior to April 2, 1996 other than the sale to Signature Financial Group, Inc. of 250 shares of common stock for $25,000.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Bond Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.

Signature Broker-Dealer Services, Inc. ('Signature'), a wholly-owned subsidiary of Signature Financial Group, Inc., serves as the Fund's administrator and distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the fund services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (14.3% at December 31, 1996). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared daily and paid monthly. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification. For

                                     SAI-33

UBS Bond Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

the fiscal year ended December 31, 1996, the Fund increased accumulated undistributed net realized gains by $6,044, reduced accumulated undistributed net investment income by $4,838 and decreased paid-in capital by $1,206. Net investment income, net realized gains and net assets were not affected by this change.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of $72,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by Signature and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Company, Signature provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay Signature a fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature does not receive a fee on average daily net assets in excess of $200 million. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $1,526.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, Signature serves as the distributor of Fund shares. Signature does not receive any additional fees for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICES AGREEMENT -- The Fund has entered into a Shareholder Services Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the shareholder service fee amounted to $7,632, all of which was waived.

D. FUND SERVICES AGREEMENT -- Under the terms of a Fund Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.80% of the Fund's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS reimbursed the Fund for expenses totaling $80,050 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

                                     SAI-34

UBS Bond Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

At December 31, 1996 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund for the period April 2, 1996 (commencement of operations) through December 31, 1996 were as follows:


     Shares subscribed...........................   108,567
     Shares issued in reinvestment of dividends
       and distributions.........................     1,278
     Shares redeemed.............................   (35,189)
                                                    -------
     Net increase in shares outstanding..........    74,656
                                                    -------
                                                    -------


                                     SAI-35

UBS Bond Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and
Shareholders of UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Bond Fund (the 'Fund') (one of the funds constituting the UBS Private Investor Funds, Inc.) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
February 21, 1997

                                     SAI-36

UBS Bond Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------


   FACE                                                                     COUPON      MATURITY
  VALUE                          SECURITY DESCRIPTION                        RATE         DATE         VALUE
----------   ------------------------------------------------------------   ------      --------    -----------
             U.S. TREASURY & U.S. GOVERNMENT AGENCY OBLIGATIONS -- 60.7%
             U.S. TREASURY OBLIGATIONS -- 56.3%
$  150,000   U.S. Treasury Note..........................................    6.25%       1/31/97    $   150,070
    25,000   U.S. Treasury Note..........................................   6.125%       5/31/97         25,070
    50,000   U.S. Treasury Note..........................................   6.375%       6/30/97         50,258
 1,000,000   U.S. Treasury Note..........................................    6.00%       8/31/97      1,002,810
 1,170,000   U.S. Treasury Note..........................................   5.125%       6/30/98      1,159,400
 1,290,000   U.S. Treasury Note..........................................    5.25%       7/31/98      1,279,319
   100,000   U.S. Treasury Note..........................................    7.00%       4/15/99        102,234
   150,000   U.S. Treasury Note..........................................    6.75%       5/31/99        152,555
 5,200,000   U.S. Treasury Note..........................................   6.375%       7/15/99      5,247,112
   155,000   U.S. Treasury Note..........................................   6.875%       8/31/99        158,246
   145,000   U.S. Treasury Note..........................................   7.125%       9/30/99        149,010
 1,500,000   U.S. Treasury Bond..........................................   5.875%      11/15/99      1,494,135
 1,203,000   U.S. Treasury Bond..........................................    7.75%       1/31/00      1,258,831
 2,600,000   U.S. Treasury Note..........................................   7.125%       2/29/00      2,676,778
   505,000   U.S. Treasury Note..........................................    6.75%       4/30/00        514,550
 1,344,000   U.S. Treasury Note..........................................    6.25%       5/31/00      1,349,457
 1,700,000   U.S. Treasury Note..........................................   6.125%       7/31/00      1,700,000
   650,000   U.S. Treasury Note..........................................   6.125%       9/30/00        649,590
 2,250,000   U.S. Treasury Note..........................................    5.75%      10/31/00      2,220,120
 1,000,000   U.S. Treasury Note..........................................    5.50%      12/31/00        976,870
   775,000   U.S. Treasury Bond..........................................    6.25%       4/30/01        776,697
 1,500,000   U.S. Treasury Note..........................................   6.625%       7/31/01      1,523,910
 1,200,000   U.S. Treasury Note..........................................    6.25%      10/31/01      1,201,128
   500,000   U.S. Treasury Note..........................................    7.50%      11/15/01        526,330
   170,000   U.S. Treasury Note..........................................    7.50%       5/15/02        179,748
   800,000   U.S. Treasury Note..........................................   6.375%       8/15/02        805,248
    70,000   U.S. Treasury Note..........................................    6.25%       2/15/03         69,913
   450,000   U.S. Treasury Note..........................................    5.75%       8/15/03        436,500
   419,000   U.S. Treasury Note..........................................    7.25%       5/15/04        440,868
   100,000   U.S. Treasury Note..........................................    7.25%       8/15/04        105,250
 1,450,000   U.S. Treasury Note..........................................    6.50%      10/15/06      1,457,932
                                                                                                    -----------
                                                                                                     29,839,939
                                                                                                    -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.4%
 1,400,000   Federal Home Loan Mortgage Corp.............................    5.96%      10/20/00      1,385,342
   995,400   Federal National Mortgage Assc., Pool #250576...............    7.00%       6/01/26        973,680
                                                                                                    -----------
                                                                                                      2,359,022
                                                                                                    -----------
             TOTAL U.S. TREASURY & U.S. GOVERNMENT AGENCY
               OBLIGATIONS (COST $32,115,403)............................                            32,198,961
                                                                                                    -----------
             CORPORATE OBLIGATIONS -- 27.5%

             CORPORATE OBLIGATIONS -- DOMESTIC -- 24.5%
             AEROSPACE/DEFENSE -- 1.0%
   500,000   Lockheed Martin.............................................    6.55%       5/15/99        502,226
                                                                                                    -----------
             BANKING -- 3.9%
   500,000   BanPonce Corp...............................................    6.75%       4/26/00        502,195
   500,000   Capital One Bank............................................    6.87%       8/16/99        502,605
   250,000   Capital One Bank............................................    6.95%       6/14/00        251,078
   720,000   J.P. Morgan & Co............................................    8.50%       8/15/03        785,124
                                                                                                    -----------
                                                                                                      2,041,002
                                                                                                    -----------


------------------------
See notes to financial statements.

                                     SAI-37

UBS Bond Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

   FACE                                                                     COUPON      MATURITY
  VALUE                          SECURITY DESCRIPTION                        RATE         DATE         VALUE
----------   ------------------------------------------------------------   ------      --------    -----------
             BROKERAGE -- 3.2%
$  500,000   Goldman Sachs...............................................    6.25%       2/01/03    $   486,795
   600,000   Lehman Brothers Inc.........................................    7.14%       9/24/99        606,666
   200,000   Lehman Brothers Inc.........................................    7.25%       4/15/03        201,266
   400,000   Salomon Inc.................................................    7.25%       5/01/01        403,549
                                                                                                    -----------
                                                                                                      1,698,276
                                                                                                    -----------
             CHEMICALS -- 0.5%
   250,000   Praxair.....................................................    6.70%       4/15/01        250,785
                                                                                                    -----------
             ENERGY -- 0.8%
   400,000   Oryx Energy Co..............................................   10.00%       4/01/01        439,076
                                                                                                    -----------
             FINANCING & LEASING -- 4.8%
   950,000   Associates Corp N.A.........................................    8.50%       1/10/00      1,005,347
   500,000   CIT Group Holdings..........................................    6.50%       7/13/98        504,220
   750,000   Countrywide Home Loan.......................................    7.45%       9/16/03        764,663
   265,000   General Electric Capital Corp...............................   6.875%       4/15/00        270,239
                                                                                                    -----------
                                                                                                      2,544,469
                                                                                                    -----------
             INDUSTRIAL -- CAPTIVE FINANCE -- 3.2%
   600,000   Caterpillar Financial.......................................    6.77%      12/29/00        605,274
   500,000   Pitney Bowes Credit.........................................    6.54%       7/15/99        503,590
   600,000   Sears Roebuck Acceptance Corp...............................    5.59%       2/16/01        578,790
                                                                                                    -----------
                                                                                                      1,687,654
                                                                                                    -----------
             MEDIA/CABLE -- 2.8%
   600,000   News America Holdings.......................................    7.50%       3/01/00        613,716
   200,000   Paramount Communications....................................    7.50%       1/15/02        199,834
   650,000   Tele-Communications Inc.....................................   7.375%       2/15/00        646,503
                                                                                                    -----------
                                                                                                      1,460,053
                                                                                                    -----------
             NATURAL GAS -- 1.1%
   600,000   Kern River Funding (a)......................................    6.72%       9/30/01        599,172
                                                                                                    -----------
             REAL ESTATE -- 1.4%
   650,000   Franchise Finance...........................................    7.02%       2/20/03        638,950
   125,000   Susa Partnership LP.........................................   7.125%      11/01/03        123,581
                                                                                                    -----------
                                                                                                        762,531
                                                                                                    -----------
             TECHNOLOGY -- 0.9%
   500,000   CSC Enterprises (a).........................................    6.50%      11/15/01        496,355
                                                                                                    -----------
             UTILITIES -- 0.9%
   464,000   BVPS II Funding Corp........................................    7.38%      12/01/99        466,320
                                                                                                    -----------
             TOTAL CORPORATE OBLIGATIONS -- DOMESTIC (COST
               $12,864,655)..............................................                            12,947,919
                                                                                                    -----------
             CORPORATE OBLIGATIONS -- FOREIGN -- 2.7%
             BANKING -- 1.7%
   500,000   Banco Central Hispano.......................................    7.50%       6/15/05        509,585
   400,000   Spintab (a).................................................    7.50%       8/14/49        403,120
                                                                                                    -----------
                                                                                                        912,705
                                                                                                    -----------
             PAPER & FOREST PRODUCTS -- 1.0%
   500,000   Canadian Pacific Forest.....................................   10.25%       1/15/03        528,550
                                                                                                    -----------
             TOTAL CORPORATE OBLIGATIONS -- FOREIGN (COST $1,473,146)....                             1,441,255
                                                                                                    -----------
             CORPORATE OBLIGATIONS -- EURODOLLAR -- 0.3%
             ENERGY -- 0.1%
    50,000   BP America Inc..............................................    9.75%       3/01/99         53,531
                                                                                                    -----------



------------------------
See notes to financial statements.


                                     SAI-38

UBS Bond Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

   FACE                                                                     COUPON      MATURITY
  VALUE                          SECURITY DESCRIPTION                        RATE         DATE         VALUE
----------   ------------------------------------------------------------   ------      --------    -----------
             INDUSTRIAL -- CAPTIVE FINANCE -- 0.2%
$   40,000   Ford Capital BV.............................................    9.75%       6/05/97    $    40,625
    80,000   Unilever Capital............................................    9.25%       3/29/00         87,000
                                                                                                    -----------
                                                                                                        127,625
                                                                                                    -----------
             TOTAL CORPORATE OBLIGATIONS -- EURODOLLAR (COST $180,661)...                               181,156
                                                                                                    -----------
             TOTAL CORPORATE OBLIGATIONS (COST $14,518,462)..............                            14,570,330
                                                                                                    -----------
             FOREIGN GOVERNMENT OBLIGATIONS -- 5.5%
             CANADA -- 4.2%
 1,750,000*  Canada Government...........................................    7.50%       9/01/00      1,376,538
 1,000,000*  Canada Government...........................................    7.00%       9/01/01        775,493
    50,000   Province of Ontario.........................................   7.375%       1/27/03         52,107
    50,000   Province of Quebec..........................................   9.125%       8/22/01         54,875
                                                                                                    -----------
                                                                                                      2,259,013
                                                                                                    -----------
             ITALY -- 0.1%
    20,000   Italy (Euro Bond)...........................................   9.375%       4/03/97         20,200
                                                                                                    -----------
             JAPAN -- 1.2%
   355,000   Japan Finance Corp..........................................   9.125%      10/11/00        382,587
   250,000   Japan Finance Corp. for Municipal Enterprises...............    6.85%       4/15/06        252,145
                                                                                                    -----------
                                                                                                        634,732
                                                                                                    -----------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $2,922,758)......                             2,913,945
                                                                                                    -----------
             ASSET BACKED SECURITIES -- 1.8%
             CREDIT CARD RECEIVABLES -- 1.8%
   440,000   First Omni Bank Credit Card Trust, Series 96-A..............    6.65%       9/15/03        443,709
   500,000   Sears Credit Account Master Trust Series 96-3...............    7.00%       7/16/08        510,000
                                                                                                    -----------
             TOTAL ASSET BACKED SECURITIES (COST $937,838)...............                               953,709
                                                                                                    -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 95.5%
  (COST $50,494,461).....................................................                            50,636,945
OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.5%............................                             2,363,907
                                                                                                    -----------
NET ASSETS -- 100.0%.....................................................                           $53,000,852
                                                                                                    -----------
                                                                                                    -----------


------------------------


* Securities denominated in Canadian dollars.



(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, the total value of such securities amounted to $1,498,647 or 2.8% of net assets.



SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS



                                                                                                       U.S. DOLLAR
                                                    FOREIGN                         U.S. DOLLAR       NET UNREALIZED
                                                 CURRENCY UNITS   U.S. DOLLAR         VALUE AT        APPRECIATION/
          CURRENCY AND SETTLEMENT DATE           PURCHASED/SOLD  COST/PROCEEDS   DECEMBER 31, 1996    (DEPRECIATION)
------------------------------------------------ --------------  -------------   ------------------   --------------
PURCHASE CONTRACT
German Deutsche Mark, 1/14/97...................    1,342,000     $   863,578        $  873,102          $  9,524
SALE CONTRACTS
Canadian Dollar, 1/13/97........................    2,145,000       1,617,464         1,567,696            49,768
Canadian Dollar, 1/13/97........................      874,767         646,539           639,333             7,206
German Deutsche Mark, 1/14/97...................    1,342,000         892,198           873,102            19,096
                                                                                                          -------
                                                                                                         $ 85,594
                                                                                                          -------
                                                                                                          -------



Note: Based on the cost of investments of $50,516,946 for Federal Income Tax purposes at December 31, 1996, the aggregate gross unrealized appreciation and depreciation was $246,232 and $126,233, respectively, resulting in net unrealized appreciation of $119,999.


See notes to financial statements.

                                     SAI-39

UBS Bond Portfolio
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------



ASSETS:
Investment, at value (cost $50,494,461)....................................     $50,636,945
Cash.......................................................................       1,443,320
Interest receivable........................................................         905,546
Unrealized appreciation on open forward foreign currency contracts.........          85,594
Deferred organization expenses and other assets............................          44,038
                                                                                -----------
     Total Assets..........................................................      53,115,443
                                                                                -----------
LIABILITIES:
Administrative services fees payable.......................................           2,061
Trustees' fees payable.....................................................             877
Organization expenses payable..............................................          42,733
Other accrued expenses.....................................................          68,920
                                                                                -----------
     Total Liabilities.....................................................         114,591
                                                                                -----------

NET ASSETS.................................................................     $53,000,852
                                                                                -----------
                                                                                -----------

COMPOSITION OF NET ASSETS:
Paid-in capital for beneficial interests...................................     $53,000,852
                                                                                -----------
                                                                                -----------


------------------------
See notes to financial statements.

                                     SAI-40

UBS Bond Portfolio
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



INVESTMENT INCOME:
Interest......................................................                    $ 1,848,040

EXPENSES:
Investment advisory fees......................................     $ 131,348
Administrative services fees..................................        14,594
Audit fees....................................................        39,357
Custodian fees and expenses...................................        27,616
Fund accounting fees..........................................        19,348
Legal fees....................................................        18,766
Amortization of organization expenses.........................         7,508
Trustees' fees................................................         7,508
Insurance expense.............................................         4,151
Miscellaneous expenses........................................         6,110
                                                                   ---------
     Total expenses...........................................       276,306
     Less: Fee waiver.........................................      (131,348)
                                                                   ---------
     Net expenses.............................................                        144,958
                                                                                  -----------
Net investment income.........................................                      1,703,082
                                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities transactions..................                        113,360
Net realized loss on foreign currency transactions............                        (68,736)
Net change in unrealized appreciation of investments..........                        142,484
Net change in unrealized appreciation of foreign currency
  contracts and translations..................................                         84,921
                                                                                  -----------
Net realized and unrealized gain on investments...............                        272,029
                                                                                  -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........                    $ 1,975,111
                                                                                  -----------
                                                                                  -----------


------------------------
See notes to financial statements.

                                     SAI-41

UBS Bond Portfolio
Statement of Changes in Net Assets
For the period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.........................................................   $ 1,703,082
Net realized gain on securities and foreign currency transactions.............        44,624
Net change in unrealized appreciation of investments, foreign currency
  contracts and foreign currency translations.................................       227,405
                                                                                 -----------
Net increase in net assets resulting from operations..........................     1,975,111
                                                                                 -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions...................................................    59,142,218
Value of withdrawals..........................................................    (8,116,477)
                                                                                 -----------
Net increase in net assets from capital transactions..........................    51,025,741
                                                                                 -----------

NET INCREASE IN NET ASSETS....................................................    53,000,852

NET ASSETS:
Beginning of period...........................................................       --
                                                                                 -----------
End of period.................................................................   $53,000,852
                                                                                 -----------
                                                                                 -----------


------------------------
See notes to financial statements.

                                     SAI-42

UBS Bond Portfolio
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)................................      $53,001
     Ratio of expenses to average net assets(1)...............................         0.50%(2)
     Ratio of net investment income to average net assets(1)..................         5.83%(2)
     Portfolio turnover.......................................................          100%



------------------------


(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.45% (annualized).


(2) Annualized.


See notes to financial statements.

                                     SAI-43

UBS Bond Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

1. GENERAL

UBS Bond Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Signature Financial Group (Grand Cayman), Ltd. ('SFG'), a wholly-owned subsidiary of Signature Financial Group, Inc., acts as the Portfolio's administrator and placement agent.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Debt securities with a remaining maturity of more than 60 days are normally valued by a pricing service approved by the Board of Trustees (the 'Trustees'). Such pricing service will consider various factors when arriving at a valuation for a security. Such factors include yields and prices of comparable securities, indications as to values from dealers in such securities and general market conditions. In the event a pricing service is unable to price a security, the security will be valued by taking the average of the bid and ask prices as provided by a dealer in such security.

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at year end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market values at the close of the year. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities held at year-end are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

                                     SAI-44

UBS Bond Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at year end to credit loss in the event of a counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U. S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of $50,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and SFG. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.45% of the Portfolio's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS voluntarily agreed to waive the entire investment advisory fee. Such waiver amounted to $131,348.

B. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Trust, SFG provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay SFG an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period from April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $14,594.

C. EXCLUSIVE PLACEMENT AGENT AGREEMENT -- Under the terms of an Exclusive Placement Agent Agreement with the Trust, SFG has agreed to act as the Trust's placement agent. SFG does not receive any additional fees for services provided pursuant to this agreement.

4. PURCHASES AND SALES OF INVESTMENTS

For the period April 2, 1996 (commencement of operations) through December 31, 1996, purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                       PURCHASES        SALES
                                                                      -----------    -----------
U.S. Government Securities.........................................   $60,905,077    $30,940,595
Corporate obligations..............................................    28,583,638      7,953,111
                                                                      -----------    -----------
          Total....................................................   $89,488,715    $38,893,706
                                                                      -----------    -----------
                                                                      -----------    -----------

                                     SAI-45

UBS BOND PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and
Investors of UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Bond Portfolio (the 'Portfolio') (one of the portfolios constituting the UBS Investor Portfolios Trust) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Chartered Accountants

Toronto, Ontario
February 21, 1997

                                     SAI-46

UBS U.S. Equity Fund
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------



ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS U.S. Equity Portfolio, at
  value........................................................................     $9,486,697
Receivable from Adviser........................................................          6,340
Deferred organization expenses and other assets................................         63,344
                                                                                    ----------
          Total Assets.........................................................      9,556,381
                                                                                    ----------
LIABILITIES:
Administrative services fees payable...........................................            341
Directors' fees payable........................................................          1,688
Organization expenses payable..................................................         32,538
Other accrued expenses.........................................................         56,118
                                                                                    ----------
          Total Liabilities....................................................         90,685
                                                                                    ----------
NET ASSETS.....................................................................     $9,465,696
                                                                                    ----------
                                                                                    ----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized)............         88,712
                                                                                    ----------
                                                                                    ----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.................        $106.70
                                                                                    ----------
                                                                                    ----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.................................................     $       89
Additional paid-in capital.....................................................      8,765,869
Net unrealized appreciation of investments.....................................        684,896
Accumulated undistributed net investment income................................          1,157
Accumulated undistributed net realized gains on investments....................         13,685
                                                                                    ----------
          Net Assets...........................................................     $9,465,696
                                                                                    ----------
                                                                                    ----------


------------------------
See notes to financial statements.

                                     SAI-47

UBS U.S. Equity Fund
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



INVESTMENT INCOME
Investment Income and Expenses from UBS Investor Portfolios
  Trust -- UBS U.S. Equity Portfolio
     Dividends.....................................................                   $191,173
     Interest......................................................                     13,296
                                                                                      --------
     Investment income.............................................                    204,469
     Total expenses................................................    $  77,806
     Less: Fee waiver..............................................      (31,133)
                                                                       ---------
     Net expenses..................................................                     46,673
                                                                                      --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS
  U.S. Equity Portfolio............................................                    157,796
EXPENSES
Shareholder service fees...........................................       12,965
Administrative services fees.......................................        2,593
Reports to shareholders expense....................................       22,333
Transfer agent fees................................................       15,763
Audit fees.........................................................       11,259
Amortization of organization expenses..............................       10,886
Fund accounting fees...............................................        8,006
Legal fees.........................................................        7,508
Directors' fees....................................................        6,006
Registration fees..................................................        4,939
Miscellaneous expenses.............................................        4,218
                                                                       ---------
     Total expenses................................................      106,476
     Less: Fee waiver and expense reimbursements...................     (106,476)
                                                                       ---------
     Net expenses..................................................                      --
                                                                                      --------
Net investment income..............................................                    157,796
                                                                                      --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS U.S. EQUITY PORTFOLIO
Net realized gain on securities transactions.......................                     13,685
Net change in unrealized appreciation of investments...............                    684,896
                                                                                      --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS U.S. Equity Portfolio....................                    698,581
                                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............                   $856,377
                                                                                      --------
                                                                                      --------


------------------------
See notes to financial statements.

                                     SAI-48

UBS U.S. Equity Fund
Statement of Changes in Net Assets
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income............................................................   $   157,796
Net realized gain on securities transactions.....................................        13,685
Net change in unrealized appreciation of investments.............................       684,896
                                                                                    -----------
Net increase in net assets resulting from operations.............................       856,377
                                                                                    -----------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income............................................................      (156,639)
                                                                                    -----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.................................................    13,752,890
Net asset value of shares issued to shareholders in reinvestment of dividends....       156,639
Cost of shares redeemed..........................................................    (5,168,571)
                                                                                    -----------
Net increase in net assets from transactions in shares of common stock...........     8,740,958
                                                                                    -----------

NET INCREASE IN NET ASSETS.......................................................     9,440,696

NET ASSETS:
Beginning of period..............................................................        25,000
                                                                                    -----------
End of period (including undistributed net investment income of $1,157)..........   $ 9,465,696
                                                                                    -----------
                                                                                    -----------


------------------------
See notes to financial statements.

                                     SAI-49

UBS U.S. Equity Fund
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period.....................................           $100.00
                                                                                    -------
Income from investment operations:
     Net investment income...............................................              2.05
     Net realized and unrealized gain on investments.....................              6.69
                                                                                    -------
     Total income from investment operations.............................              8.74
                                                                                    -------

Less dividends to shareholders:
     Dividends from net investment income................................             (2.04)
                                                                                    -------

Net asset value, end of period...........................................           $106.70
                                                                                    -------
                                                                                    -------
Total return.............................................................              8.74%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)...........................           $ 9,466
     Ratio of expenses to average net assets(2)..........................              0.90%(3)
     Ratio of net investment income to average net assets(2).............              3.04%(3)



------------------------


(1) Not annualized.


(2) Includes the Fund's share of UBS Investor Portfolio Trust -- UBS U.S. Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 2.65% (annualized).


(3) Annualized.


See notes to financial statements.

                                     SAI-50

UBS U.S. Equity Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------



1. GENERAL


UBS U.S. Equity Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1996, the Company included two other funds, UBS Bond Fund and UBS International Equity Fund. These financial statements relate only to the Fund.



The Fund had no operations prior to April 2, 1996 other than the sale to Signature Financial Group, Inc. of 250 shares of common stock for $25,000.



The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS U.S. Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.



Signature Broker-Dealer Services, Inc. ('Signature'), a wholly-owned subsidiary of Signature Financial Group, Inc., serves as the Fund's administrator and distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the fund services agent to the Fund.



The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.



2. SIGNIFICANT ACCOUNTING POLICIES


The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:



A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (37.3% at December 31, 1996). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.



B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.



C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.



D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.



The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification.


                                     SAI-51

UBS U.S. Equity Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------


E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of $72,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).



F. OTHER -- The Fund bears all cost of its operations other than expenses specifically assumed by UBS and Signature. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.



3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES


A. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Company, Signature provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay Signature a fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature does not receive a fee on average net assets in excess of $200 million. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $2,593.



B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement with the Company, Signature serves as the distributor of Fund shares. Signature does not receive any additional fees for services provided pursuant to this agreement.



C. SHAREHOLDER SERVICES AGREEMENT -- The Fund has entered into a Shareholder Services Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the shareholder service fee amounted to $12,965, all of which was waived.



D. FUND SERVICES AGREEMENT -- Under the terms of a Fund Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.



E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.90% of the Fund's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS reimbursed the Fund for expenses totaling $93,511 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.



4. CAPITAL SHARE TRANSACTIONS


At December 31, 1996 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund for the period April 2, 1996 (commencement of operations) through December 31, 1996 were as follows:




     Shares subscribed...........................   137,339
     Shares issued to shareholders in
       reinvestment of dividends.................     1,465
     Shares redeemed.............................   (50,342)
                                                    -------
     Net increase in shares outstanding..........    88,462
                                                    -------
                                                    -------


                                     SAI-52

UBS U.S. Equity Fund
Report of Independent Accountants
--------------------------------------------------------------------------------



To the Board of Directors and
Shareholders of UBS Private Investor Funds, Inc.



In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS U.S. Equity Fund (the 'Fund') (one of the funds constituting the UBS Private Investor Funds, Inc.) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP



1177 Avenue of the Americas
New York, New York
February 21, 1997


                                     SAI-53

UBS U.S. Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                                                   MARKET
 SHARES                                   SECURITY DESCRIPTION                                      VALUE
--------  ------------------------------------------------------------------------------------   -----------
          COMMON STOCK -- 97.6%
          BANKING & FINANCIAL INSTITUTIONS -- 14.4%
   1,100  BankAmerica Corp....................................................................   $   109,725
   9,200  Corestates Financial Corp...........................................................       477,250
  13,100  Great Western Financial.............................................................       379,900
  10,050  J. P. Morgan & Co. Inc..............................................................       981,131
  14,000  Mellon Bank Corp....................................................................       994,000
  10,700  U.S. Bancorp........................................................................       480,831
   4,300  Wachovia Corp.......................................................................       242,950
                                                                                                 -----------
                                                                                                   3,665,787
                                                                                                 -----------
          CHEMICALS -- 4.2%
   5,690  Dow Chemical Company................................................................       445,954
  20,800  Witco Corp..........................................................................       634,400
                                                                                                 -----------
                                                                                                   1,080,354
                                                                                                 -----------
          CONSUMER FOODS -- 7.4%
  17,870  General Mills Co....................................................................     1,132,511
  21,075  H. J. Heinz Co......................................................................       753,431
                                                                                                 -----------
                                                                                                   1,885,942
                                                                                                 -----------
          CONSUMER GOODS & SERVICES -- 4.8%
  23,750  H&R Block Inc.......................................................................       688,750
  13,500  Readers Digest Association Inc......................................................       543,375
                                                                                                 -----------
                                                                                                   1,232,125
                                                                                                 -----------
          COSMETICS -- 2.5%
  14,010  International Flavors & Fragrances..................................................       630,450
                                                                                                 -----------
          DRUGS & PHARMACEUTICALS -- 10.9%
  12,960  American Home Products Corp.........................................................       759,780
   8,500  Baxter International................................................................       348,500
   8,300  Bristol-Myers Squibb Co.............................................................       902,625
  18,977  Pharmacia & Upjohn Inc..............................................................       751,964
                                                                                                 -----------
                                                                                                   2,762,869
                                                                                                 -----------
          INSURANCE -- 5.4%
  12,600  American General Corp...............................................................       515,025
   4,250  Marsh & McLennan Cos. Inc...........................................................       442,000
  10,700  Safeco Corp.........................................................................       421,981
                                                                                                 -----------
                                                                                                   1,379,006
                                                                                                 -----------
          LUMBER, PAPER & BUILDING SUPPLIES -- 7.6%
  10,550  Potlatch Corp.......................................................................       453,650
   6,200  Union Camp Corp.....................................................................       296,050
  24,800  Weyerhauser Co......................................................................     1,174,900
                                                                                                 -----------
                                                                                                   1,924,600
                                                                                                 -----------
          MANUFACTURING -- 3.7%
  11,510  Minnesota Mining & Manufacturing....................................................       953,891
                                                                                                 -----------
          NATURAL GAS -- 0.8%
   6,000  NICOR Inc...........................................................................       214,500
                                                                                                 -----------

See notes to financial statements.

                                     SAI-54

UBS U.S. Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                                                   MARKET
 SHARES                                   SECURITY DESCRIPTION                                      VALUE
--------  ------------------------------------------------------------------------------------   -----------
          OFFICE EQUIPMENT AND SUPPLIES -- 1.6%
   7,250  Pitney Bowes, Inc...................................................................   $   395,125
                                                                                                 -----------

          PETROLEUM PRODUCTION & SALES -- 7.7%
   4,700  Amoco Corporation...................................................................       378,350
   5,650  Atlantic Richfield Co...............................................................       748,625
   7,800  Chevron Corporation.................................................................       507,000
   2,300  Exxon Corporation...................................................................       225,400
   1,120  Texaco Inc..........................................................................       109,900
                                                                                                 -----------
                                                                                                   1,969,275
                                                                                                 -----------

          PRINTING & PUBLISHING -- 0.9%
   9,200  Dun & Bradstreet Corporation........................................................       218,500
                                                                                                 -----------

          RETAIL -- 4.1%
  21,220  J. C. Penney Company, Inc...........................................................     1,034,475
                                                                                                 -----------

          TELECOMMUNICATIONS -- 11.0%
  15,200  Bell Atlantic Corp..................................................................       984,200
  22,350  GTE Corporation.....................................................................     1,016,925
   4,700  SBC Communications..................................................................       243,225
  16,800  US West Inc.........................................................................       541,800
                                                                                                 -----------
                                                                                                   2,786,150
                                                                                                 -----------

          TOBACCO -- 8.0%
   9,600  American Brands, Inc................................................................       476,400
  10,150  Philip Morris Companies, Inc........................................................     1,143,144
  12,600  UST, Inc............................................................................       407,925
                                                                                                 -----------
                                                                                                   2,027,469
                                                                                                 -----------

          UTILITIES -- 2.6%
  10,750  Baltimore Gas and Electric..........................................................       287,563
   5,860  Central & South West Corp...........................................................       150,163
   8,200  Wisconsin Energy Corp...............................................................       220,375
                                                                                                 -----------
                                                                                                     658,101
                                                                                                 -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 97.6%
  (COST $23,144,284)..........................................................................    24,818,619
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.4%.................................................       607,114
                                                                                                 -----------
NET ASSETS -- 100.0%..........................................................................   $25,425,733
                                                                                                 -----------
                                                                                                 -----------

------------------------

Note: Based upon the cost of investments of $23,146,237 for Federal Income Tax purposes at December 31, 1996, the aggregate gross unrealized appreciation and depreciation was $2,047,624 and $375,242, respectively, resulting in net unrealized appreciation of $1,672,382.

------------------------
See notes to financial statements.

                                     SAI-55

UBS U.S. Equity Portfolio
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $23,144,284)........................................    $24,818,619
Cash...........................................................................      2,980,844
Dividends and interest receivable..............................................         81,913
Deferred organization expenses and other assets................................         43,094
                                                                                   -----------
     Total Assets..............................................................     27,924,470
                                                                                   -----------

LIABILITIES:
Administrative services fees payable...........................................            964
Trustees' fees payable.........................................................          1,929
Payable for investment securities purchased....................................      2,382,507
Organization expenses payable..................................................         42,733
Other accrued expenses.........................................................         70,604
                                                                                   -----------
     Total Liabilities.........................................................      2,498,737
                                                                                   -----------
NET ASSETS.....................................................................    $25,425,733
                                                                                   -----------
                                                                                   -----------

NET ASSETS CONSIST OF:
Paid-in capital for beneficial interests.......................................    $25,425,733
                                                                                   -----------
                                                                                   -----------

------------------------
See notes to financial statements.

                                     SAI-56

UBS U.S. Equity Portfolio
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends........................................................    $524,846
Interest.........................................................      35,449
                                                                     --------
     Investment income...........................................                  $  560,295

EXPENSES
Investment advisory fees.........................................      84,435
Administrative services fees.....................................       7,036
Audit fees.......................................................      39,357
Custodian fees and expenses......................................      24,387
Fund accounting fees.............................................      19,348
Legal fees.......................................................      15,273
Amortization of organization expenses............................       7,508
Trustees' fees...................................................       7,508
Insurance expense................................................       1,647
Miscellaneous expenses...........................................       6,110
                                                                     --------
     Total expenses..............................................     212,609
     Less: Fee waiver............................................     (84,435)
                                                                     --------
     Net expenses................................................                     128,174
                                                                                   ----------
Net investment income............................................                     432,121
                                                                                   ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on securities transactions.....................                       1,679
Net change in unrealized appreciation of investments.............                   1,674,335
                                                                                   ----------
Net realized and unrealized gain on investments..................                   1,676,014
                                                                                   ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............                  $2,108,135
                                                                                   ----------
                                                                                   ----------

------------------------
See notes to financial statements.

                                     SAI-57

UBS U.S. Equity Portfolio
Statement of Changes in Net Assets
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..........................................................    $   432,121
Net realized gain on securities transactions...................................          1,679
Net change in unrealized appreciation of investments...........................      1,674,335
                                                                                   -----------
Net increase in net assets resulting from operations...........................      2,108,135
                                                                                   -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions....................................................     30,786,561
Value of withdrawals...........................................................     (7,468,963)
                                                                                   -----------
Net increase in net assets from capital transactions...........................     23,317,598
                                                                                   -----------

NET INCREASE IN NET ASSETS.....................................................     25,425,733

NET ASSETS:
Beginning of period............................................................        --
                                                                                   -----------
End of period..................................................................    $25,425,733
                                                                                   -----------
                                                                                   -----------

------------------------
See notes to financial statements.

                                     SAI-58

UBS U.S. Equity Portfolio
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
     Net Assets, end of period (000's omitted)..................................      $25,426
     Average commission per share...............................................      $  0.06
     Ratio of expenses to average net assets(1).................................         0.91%(2)
     Ratio of net investment income to average net assets(1)....................         3.07%(2)
     Portfolio turnover.........................................................           19%

------------------------
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.60% (annualized).
(2)  Annualized.

------------------------
See notes to financial statements.

                                     SAI-59

UBS U.S. Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------



1. GENERAL


UBS U.S. Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.



The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Signature Financial Group (Grand Cayman), Ltd. ('SFG'), a wholly-owned subsidiary of Signature Financial Group, Inc., acts as the Portfolio's administrator and placement agent.



2. SIGNIFICANT ACCOUNTING POLICIES


The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:



A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at their last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.



Options on stock indices traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of such exchanges.



Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').



Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.



B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.



C. U. S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U. S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.



D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of $50,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).



E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and SFG. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the


                                     SAI-60

UBS U.S. Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------


net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.



3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES


A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS voluntarily agreed to waive the entire investment advisory fee. Such waiver amounted to $84,435.



B. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Trust, SFG provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay SFG an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $7,036.



C. EXCLUSIVE PLACEMENT AGENT AGREEMENT -- Under the terms of an Exclusive Placement Agent Agreement with the Trust, SFG has agreed to act as the Trust's placement agent. SFG does not receive any additional fees for services provided pursuant to this agreement.



4. PURCHASES AND SALES OF INVESTMENTS


For the period April 2, 1996 (commencement of operations) through December 31, 1996, purchases and sales of investment securities, excluding short-term investments, aggregated $26,712,324 and $3,569,719, respectively.


                                     SAI-61

UBS U.S. Equity Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------



To the Board of Trustees and
Investors of UBS Investor Portfolios Trust



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position, of the UBS U.S. Equity Portfolio (the 'Portfolio') (one of the portfolios constituting the UBS Investor Portfolio Trust) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE
Chartered Accountants



Toronto, Ontario
February 21, 1997


                                     SAI-62

UBS International Equity Fund
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS International Equity
  Portfolio, at value.........................................................     $26,610,544
Receivable from Adviser.......................................................           7,091
Tax reclaim receivable........................................................          29,290
Deferred organization expenses and other assets...............................          63,600
                                                                                   -----------
          Total Assets........................................................      26,710,525
                                                                                   -----------
LIABILITIES:
Administrative services fees payable..........................................             568
Directors' fees payable.......................................................             341
Organization expenses payable.................................................          32,509
Other accrued expenses........................................................          53,378
                                                                                   -----------
          Total Liabilities...................................................          86,796
                                                                                   -----------
NET ASSETS....................................................................     $26,623,729
                                                                                   -----------
                                                                                   -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized)...........         258,877
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE................         $102.84
COMPOSITION OF NET ASSETS:
Shares of common stock, at par................................................     $       259
Additional paid-in capital....................................................      26,227,022
Net unrealized appreciation of investments, foreign currency contracts and
  foreign currency translations...............................................         340,608
Accumulated undistributed net investment income...............................          18,022
Accumulated undistributed net realized gains on securities and foreign
  currency translations.......................................................          37,818
                                                                                   -----------
          Net Assets..........................................................     $26,623,729
                                                                                   -----------
                                                                                   -----------

------------------------
See notes to financial statements.

                                     SAI-63

UBS International Equity Fund
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Investment Income and Expenses allocated from UBS Investor
  Portfolios Trust -- UBS International Equity Portfolio
     Dividends (net of foreign withholding tax of $14,285).........                  $194,621
     Interest......................................................                    66,737
                                                                                     --------
     Investment income.............................................                   261,358
     Total expenses................................................    $137,406
     Less: Fee waiver..............................................     (63,711)
                                                                       --------
     Net expenses..................................................                    73,695
                                                                                     --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS
  International Equity Portfolio...................................                   187,663

EXPENSES
     Shareholder service fees......................................      20,658
     Administrative services fees..................................       4,131
     Reports to shareholders expense...............................      22,333
     Transfer agent fees...........................................      15,763
     Audit fees....................................................      11,259
     Amortization of organization expenses.........................      10,886
     Fund accounting fees..........................................       8,006
     Legal fees....................................................     . 7,508
     Directors' fees...............................................       6,006
     Registration fees.............................................       2,944
     Miscellaneous expenses........................................       4,849
                                                                       --------
          Total expenses...........................................     114,343
          Less: Fee waiver and expense reimbursements..............     (73,557)
                                                                       --------
          Net expenses.............................................                    40,786
                                                                                     --------
Net investment income..............................................                   146,877
                                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS
  INVESTOR PORTFOLIOS TRUST -- INTERNATIONAL
  EQUITY PORTFOLIO
Net realized gain on securities transactions.......................                   132,573
Net realized gain on foreign currency transactions.................                     2,984
Net change in unrealized appreciation of investments...............                   342,866
Net change in unrealized depreciation of foreign currency contracts
  and translations.................................................                    (2,258)
                                                                                     --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS International Equity Portfolio...........                   476,165
                                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............                  $623,042
                                                                                     --------
                                                                                     --------

------------------------
See notes to financial statements.

                                     SAI-64

UBS International Equity Fund
Statement of Changes in Net Assets
For the period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income............................................................   $   146,877
Net realized gain on securities and foreign currency transactions................       135,557
Net change in unrealized appreciation of investments, foreign currency contracts
  and foreign currency translations..............................................       340,608
                                                                                    -----------
Net increase in net assets resulting from operations.............................       623,042
                                                                                    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income............................................................      (136,578)
Net realized gains on investments................................................       (94,755)
                                                                                    -----------
Total dividends and distributions to shareholders................................      (231,333)
                                                                                    -----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.................................................    30,851,057
Net asset value of shares issued to shareholders in reinvestment of dividends and
  distributions..................................................................       229,580
Cost of shares redeemed..........................................................    (4,873,617)
                                                                                    -----------
Net increase in net assets from transactions in shares of common stock...........    26,207,020
                                                                                    -----------

NET INCREASE IN NET ASSETS.......................................................    26,598,729

NET ASSETS:
Beginning of period..............................................................        25,000
                                                                                    -----------
End of period (including undistributed net investment income of $18,022).........   $26,623,729
                                                                                    -----------
                                                                                    -----------


------------------------
See notes to financial statements.

                                     SAI-65

UBS International Equity Fund
Financial Highlights
For the period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



FOR A SHARE OUTSTANDING FOR THE PERIOD
Net asset value, beginning of period....................................           $100.00
                                                                                   -------
Income from Investment Operations:
     Net investment income..............................................              1.08
     Net realized and unrealized gain on investments, foreign currency
       contracts and foreign currency translations......................              3.54
                                                                                   -------
     Total income from investment operations............................              4.62
                                                                                   -------

Less Dividends and Distributions to Shareholders:
     Dividends from net investment income...............................            (1.05)
     Distributions from net realized gains..............................            (0.73)
                                                                                   -------
     Total dividends and distributions..................................            (1.78)
                                                                                   -------
Net asset value, end of period..........................................           $102.84
                                                                                   -------
                                                                                   -------
Total Return............................................................              4.65%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)...........................           $26,624
     Ratio of expenses to average net assets(2).........................              1.39%(3)
     Ratio of net investment income to average net assets(2)............              1.78%(3)



------------------------


(1) Not annualized.


(2) Includes the Fund's share of UBS Investor Portfolio Trust -- UBS International Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.66% (annualized).


(3) Annualized.


See notes to financial statements.

                                     SAI-66

UBS International Equity Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------



1. GENERAL


UBS International Equity Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1996, the Company included two other funds, UBS Bond Fund and UBS U.S. Equity Fund. These financial statements relate only to the Fund.



The Fund had no operations prior to April 2, 1996 other than the sale to Signature Financial Group, Inc. of 250 shares of common stock for $25,000.



The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS International Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.



Signature Broker-Dealer Services, Inc. ('Signature'), a wholly-owned subsidiary of Signature Financial Group, Inc., serves as the Fund's administrator and distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the fund services agent to the Fund.



The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.



2. SIGNIFICANT ACCOUNTING POLICIES


The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:



A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (64.0% at December 31, 1996). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.



B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio. The amount of foreign withholding taxes deducted from the dividend income allocated to the Fund from the Portfolio is net of amounts the Fund expects to recover from foreign tax authorities.



C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.



D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.



The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted


                                     SAI-67

UBS International Equity Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------

accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification. For the fiscal year ended December 31, 1996, the Fund increased accumulated undistributed net investment income by $7,723, decreased accumulated undistributed net realized gains by $2,984 and decreased paid-in capital by $4,739. Net investment income, net realized gains and net assets were not affected by this change.



E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of $72,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).



F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by Signature and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.



3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES


A. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Company, Signature provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay Signature a fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature does not receive a fee on average daily net assets in excess of $200 million. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $4,131.



B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement with the Company, Signature serves as the distributor of Fund shares. Signature does not receive any additional fees for services provided pursuant to this agreement.



C. SHAREHOLDER SERVICES AGREEMENT -- The Fund has entered into a Shareholder Services Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the shareholder service fee amounted to $20,658, all of which was waived.



D. FUND SERVICES AGREEMENT -- Under the terms of a Fund Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.



E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses. For the period April 2, 1996 (commencement of operations) through December 26, 1996, the Fund's total operating expenses were limited to an annual rate of 1.40%. Effective December 27, 1996, this expense limitation was reduced to an annual rate of 0.95% of the Fund's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, UBS reimbursed the Fund for expenses totaling $52,899 in connection with this voluntary limitation. The Adviser may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.


                                     SAI-68

UBS International Equity Fund
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------


4. CAPITAL SHARE TRANSACTIONS


At December 31, 1996 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund for the period April 2, 1996 (commencement of operations) through December 31, 1996 were as follows:



Shares subscribed.....................................   304,954
Shares issued to shareholders in reinvestment
  of dividends and distributions......................     2,281
Shares redeemed.......................................   (48,608)
                                                         -------
Net increase in shares outstanding....................   258,627
                                                         -------
                                                         -------


                                     SAI-69

UBS International Equity Fund
Report of Independent Accountants
--------------------------------------------------------------------------------



To the Board of Directors
and Shareholders of
UBS PRIVATE INVESTOR FUNDS, INC.



In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS International Equity Fund (the 'Fund') (one of the funds constituting UBS Private Investor Funds, Inc.) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY
February 21, 1997


                                     SAI-70

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------



                                                                                                         MARKET
  SHARES                                      SECURITY DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------------   -----------
             COMMON STOCK -- 83.1%

             AUSTRALIA -- 6.2%
     32,000  Australia & New Zealand Bank Group (Banking & Finance).................................   $   201,701
     15,800  Australian National Industries (Metals & Mining).......................................        15,698
    249,171  Burns Philp & Co. (Food)...............................................................       443,640
     62,500  Coles Myer Ltd. (Retail)...............................................................       257,333
    159,400  Fosters Brewing Group (Beverages)......................................................       323,083
    189,100  Goodman Fielder Limited (Food).........................................................       234,478
    565,638  MIM Holdings (Metals & Mining).........................................................       791,291
     89,000  Pacific Dunlop Ltd. (Diversified)......................................................       226,373
     50,000  Pasminco Limited (Metals & Mining).....................................................        78,690
                                                                                                       -----------
                                                                                                         2,572,287
                                                                                                       -----------

             DENMARK -- 1.7%
      2,700  BG Bank A/S (Banking & Finance)........................................................       126,541
     10,500  Tele Danmark -- B shares (Telecommunications)..........................................       579,470
                                                                                                       -----------
                                                                                                           706,011
                                                                                                       -----------

             FRANCE -- 14.2%
      8,800  Alcatel Alsthom SA (Electrical & Electronics)..........................................       708,009
      3,060  AXA Company (Banking & Finance)........................................................       194,923
      5,358  Banque Nationale de Paris (Banking & Finance)..........................................       207,680
      4,500  Casino-Guichard-PE (Etabl Econ) (Food).................................................       209,864
      4,200  Compagnie Financiere de Suez (Banking & Finance).......................................       178,848
      6,130  Groupe Danone (Food)...................................................................       855,514
     22,600  Moulinex (Household Appliances)*.......................................................       521,320
      5,100  Pechiney SA -- A Shares (Metals & Mining)..............................................       214,022
      4,300  Pernod-Ricard SA (Beverages)...........................................................       238,220
      2,050  Peugeot SA (Automotive)................................................................       231,097
      1,460  Sefimeg (Societe Francaise d'Investissements Immobiliers et de Gestion) (Real
               Estate)..............................................................................       105,967
     10,000  Societe Nationale Elf-Aquitaine (Energy Sources).......................................       911,688
     18,300  Thomson CSF (Defense Electronics)......................................................       594,516
      9,070  Total Cie Francaise des Petroles -- B shares (Energy Sources)..........................       738,836
                                                                                                       -----------
                                                                                                         5,910,504
                                                                                                       -----------

             GERMANY -- 8.1%
     26,000  Bayer AG (Chemicals)...................................................................     1,061,294
     13,500  Deutsche Bank AG (Banking & Finance)...................................................       630,907
        770  Schmalbach-Lubeca AG (Packaging)*......................................................       189,184
     11,500  Veba AG (Diversified)..................................................................       665,258
      2,000  Volkswagen AG (Automotive).............................................................       831,979
                                                                                                       -----------
                                                                                                         3,378,622
                                                                                                       -----------

             GREAT BRITAIN -- 13.9%
     86,320  Allied Domecq PLC (Food & Beverages)...................................................       675,630
     81,900  B.A.T. Industries (Tobacco)............................................................       680,310
    115,700  BTR Limited (Diversified)..............................................................       562,773
     15,840  Bass PLC (Beverages)...................................................................       222,731
    247,200  British Gas Corp. (Energy Sources).....................................................       952,604
     16,800  British Petroleum Co. PLC (Energy Sources).............................................       201,557
     53,000  MEPC British Registered (Real Estate)..................................................       393,955
    178,000  Marley PLC (Building Materials)........................................................       385,649
    123,550  Northern Foods PLC (Food)..............................................................       427,440
     43,950  Peninsular & Orient Steam (Transportation).............................................       444,112


------------------------
See notes to financial statements.

                                     SAI-71

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------



                                                                                                         MARKET
  SHARES                                      SECURITY DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------------   -----------
     17,700  South West Water PLC (Utilities).......................................................   $   182,798
    209,750  Tarmac PLC (Building Materials)........................................................       352,054
     30,040  Thames Water PLC (Utilities)...........................................................       316,415
                                                                                                       -----------
                                                                                                         5,798,028
                                                                                                       -----------
             HONG KONG -- 0.3%
    548,000  Yizheng Chemical Fibre Co. (Chemicals).................................................       133,201
                                                                                                       -----------
             INDONESIA -- 0.3%
     47,000  PT Astra International (Automotive)....................................................       129,340
                                                                                                       -----------
             JAPAN -- 21.1%
     11,000  Dai Nippon Printing Co. (Printing).....................................................       192,816
     13,000  Fuji Photo Film Co. (Photographic Equipment & Supplies)................................       428,806
     80,000  Hitachi Ltd. (Hit. Seisakusho) (Electrical & Electronics)..............................       746,050
     96,000  Ishikawajima Harima Heavy Industries (Machinery).......................................       426,906
     20,000  JGC Engineering & Construction Corp. (Engineering).....................................       150,073
         68  Japan Tobacco Inc. (Tobacco)...........................................................       460,927
     41,000  Japan Wool Textile Co. (Apparel & Textiles)............................................       338,451
     49,000  Kansai Paint Co. (Chemicals)...........................................................       220,016
     14,000  Kao Corp. (Household Products).........................................................       163,198
     33,000  Koito Manufacturing Co., Ltd. (Automotive -- Parts & Equipment)........................       220,836
     36,000  Marudai Food Co., Ltd. (Food)..........................................................       192,419
     22,000  Matsushita Electric Industries (Electrical & Electronics)..............................       359,036
    105,000  Mitsubishi Chemical Corp. (Chemicals)*.................................................       339,997
     38,000  Mitsubishi Estate Co. (Real Estate)....................................................       390,467
     27,000  Mitsubishi Heavy Industries (Aerospace/Defense Equipment)..............................       214,489
     38,000  Nihon Cement Co. (Building Materials)..................................................       193,921
     77,000  Nippon Yusen Kabushiki Kaish (Shipping)................................................       348,398
     36,000  Nissan Fire & Marine Insurance (Insurance).............................................       198,947
     47,000  Nisshinbo Industries Inc. (Apparel & Textiles).........................................       366,065
      3,900  Sony Corp. (Electrical & Electronics)..................................................       255,600
     53,000  Sumitomo Marine & Fire (Insurance).....................................................       329,505
      1,000  Takashimaya Co. (Retail)...............................................................        12,002
     69,000  Toray Industries Inc. (Chemicals)......................................................       425,999
     13,000  Uny Co. (Retail).......................................................................       237,976
        115  West Japan Railway (Transportation)....................................................       372,377
     35,000  Yamaha Motor Co. (Automotive)..........................................................       314,308
     42,000  Yamanouchi Pharmaceutical (Pharmaceuticals)............................................       863,138
                                                                                                       -----------
                                                                                                         8,762,723
                                                                                                       -----------
             NETHERLANDS -- 2.3%
     12,400  Internationale Nederlanden Groep NV (Banking & Finance)................................       446,730
     14,500  Koninklijke Papierfabrieken BT NV (Paper & Forest Product).............................       316,623
      5,040  Royal PTT Nederland (Telecommunications)...............................................       192,375
                                                                                                       -----------
                                                                                                           955,728
                                                                                                       -----------
             NEW ZEALAND -- 0.8%
     10,300  Ceramco Corp. Ltd. (Diversified).......................................................         9,830
    116,000  Fletcher Challenge Paper Shares (Paper & Forest Products)..............................       238,638
     39,200  Fletcher Challenge Forestry Shares (Forest Products)...................................        65,679
                                                                                                       -----------
                                                                                                           314,147
                                                                                                       -----------
             NORWAY -- 0.5%
      8,100  Bergesen D.Y. ASA (Transportation).....................................................       196,117
                                                                                                       -----------


------------------------
See notes to financial statements.

                                     SAI-72

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------



                                                                                                         MARKET
  SHARES                                      SECURITY DESCRIPTION                                        VALUE
-----------  ---------------------------------------------------------------------------------------   -----------
             SINGAPORE -- 1.9%
    280,579  Dairy Farm International Holdings (Food)...............................................   $   225,866
    121,898  Hong Kong Land Holdings (Real Estate)..................................................       338,876
     34,965  Jardine Matheson Holdings (Diversified)................................................       230,769
                                                                                                       -----------
                                                                                                           795,511
                                                                                                       -----------
             SOUTH KOREA -- 0.3%
     18,000  Hyundai Motor Co. GDR (Automotive)*....................................................       134,100
                                                                                                       -----------
             SPAIN -- 0.9%
     46,530  Uralita (Building Materials)...........................................................       363,782
                                                                                                       -----------
             SWEDEN -- 3.9%
     11,050  Electrolux (Household Appliances)......................................................       642,588
     13,020  SKF AB -- B shares (Manufacturing).....................................................       308,787
     47,300  Stora Kopparbergs -- A Shares (Paper & Forest Products)................................       652,926
                                                                                                       -----------
                                                                                                         1,604,301
                                                                                                       -----------
             SWITZERLAND -- 6.3%
        600  Forbo Holding (Building Materials).....................................................       242,062
      1,100  Nestle SA (Food & Beverages)...........................................................     1,180,949
        729  Novartis (Pharmaceuticals)*............................................................       834,932
        600  Winterthur Schweiz Vers-R (Insurance)..................................................       346,956
                                                                                                       -----------
                                                                                                         2,604,899
                                                                                                       -----------
             THAILAND -- 0.4%
     12,300  Shinawatra Computer Company (Technology)...............................................       148,678
                                                                                                       -----------

             TOTAL COMMON STOCK (COST $34,119,162)..................................................    34,507,979
                                                                                                       -----------

             CONVERTIBLE PREFERRED STOCK -- 0.6%
             JAPAN -- 0.6%
 30,000,000  Sakura Finance, Series II, 0.75%, due 10/01/01** (Banking & Finance)
               (Cost $282,056)......................................................................       267,140
                                                                                                       -----------

             CONTINGENT VALUE RIGHTS -- 0.0%
             FRANCE -- 0.0%
      3,060  AXA Company (Banking & Finance) (Cost $0)***...........................................             0
                                                                                                       -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 83.7%
  (COST $34,401,218)................................................................................    34,775,119
OTHER ASSETS IN EXCESS OF LIABILITIES -- 16.3%......................................................     6,771,460
                                                                                                       -----------
NET ASSETS -- 100.0%................................................................................   $41,546,579
                                                                                                       -----------
                                                                                                       -----------



------------------------


GDR  -- Global Depository Receipts.
*    Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, the value of this security amounted to $267,140 or 0.6% of net assets.
*** This security did not commence trading until January 14, 1997. At December 31, 1996 there was no market for this security.
Note: Based on the cost of investments of $34,401,218 for Federal Income Tax purposes at December 31, 1996, the aggregate gross unrealized appreciation and depreciation was $1,866,903 and $1,493,002, respectively, resulting in net unrealized appreciation of $373,901.


See notes to financial statements.

                                     SAI-73

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------



SUMMARY OF INDUSTRY DIVERSIFICATION



                                                                                                         PERCENT OF
                                 INDUSTRY DIVERSIFICATION (UNAUDITED)                                    NET ASSETS
------------------------------------------------------------------------------------------------------   -----------
Energy Sources........................................................................................        6.8%
Food..................................................................................................        6.2%
Banking & Finance.....................................................................................        5.4%
Chemicals.............................................................................................        5.2%
Electrical & Electronics..............................................................................        5.0%
Food & Beverages......................................................................................        4.5%
Pharmaceuticals.......................................................................................        4.1%
Diversified...........................................................................................        4.1%
Automotive............................................................................................        4.0%
Building Materials....................................................................................        3.7%
Real Estate...........................................................................................        3.0%
Paper & Forest Products...............................................................................        2.9%
Household Appliances..................................................................................        2.8%
Tobacco...............................................................................................        2.7%
Metals & Mining.......................................................................................        2.6%
Transportation........................................................................................        2.4%
Insurance.............................................................................................        2.1%
Beverages.............................................................................................        1.9%
Telecommunications....................................................................................        1.9%
Apparel & Textiles....................................................................................        1.7%
Defense Electronics...................................................................................        1.4%
Retail................................................................................................        1.2%
Utilities.............................................................................................        1.2%
Photographic Equipment & Supplies.....................................................................        1.0%
Machinery.............................................................................................        1.0%
Shipping..............................................................................................        0.8%
Manufacturing.........................................................................................        0.7%
Automotive -- Parts & Equipment.......................................................................        0.5%
Aerospace / Defense Equipment.........................................................................        0.5%
Packaging.............................................................................................        0.5%
Printing..............................................................................................        0.5%
Household Products....................................................................................        0.4%
Engineering...........................................................................................        0.4%
Technology............................................................................................        0.4%
Forest Products.......................................................................................        0.2%
                                                                                                         -----------
Total Portfolio Holdings..............................................................................       83.7%
Other assets in excess of liabilities.................................................................       16.3%
                                                                                                         -----------
Total Net Assets......................................................................................      100.0%
                                                                                                         -----------
                                                                                                         -----------


------------------------
See notes to financial statements.

                                     SAI-74

UBS International Equity Portfolio
Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------



SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS



                                                                                                              U.S. DOLLAR
                                                           FOREIGN                          U.S. DOLLAR      NET UNREALIZED
                                                        CURRENCY UNITS    U.S. DOLLAR        VALUE AT        APPRECIATION/
             CURRENCY AND SETTLEMENT DATE               PURCHASED/SOLD   COST/PROCEEDS   DECEMBER 31, 1996   (DEPRECIATION)
------------------------------------------------------  --------------   -------------   -----------------   --------------
PURCHASE CONTRACTS
Australian Dollar, 1/07/97............................        562,647     $   448,711       $   447,175         ($ 1,536)
Australian Dollar, 1/08/97............................        111,016          88,480            88,231             (249)
Swiss Franc, 1/06/97..................................      1,219,183         903,098           911,436            8,338
German Deutsche Mark, 1/06/97.........................      1,692,482       1,088,973         1,100,531           11,558
Danish Krone, 1/06/97.................................      1,399,769         235,810           237,770            1,960
Spanish Peseta, 1/09/97...............................     15,642,120         119,615           120,457              842
French Franc, 1/31/97.................................      9,045,738       1,728,711         1,749,415           20,704
British Pound, 1/07/97................................        866,020       1,468,935         1,483,015           14,080
Hong Kong Dollar, 1/03/97.............................        275,087          35,564            35,567                3
Japanese Yen, 1/08/97.................................    362,927,155       3,129,155         3,137,482            8,327
Dutch Guilder, 1/06/97................................        534,289         306,587           309,590            3,003
Norwegian Krone, 1/06/97..............................        419,630          65,252            65,148             (104)
New Zealand Dollar, 1/08/97...........................         89,738          63,534            63,407             (127)
Swedish Krona, 1/07/97................................      3,675,096         534,249           539,855            5,606
Thai Baht, 1/06/97....................................        938,788          36,628            36,606              (22)

SALE CONTRACTS
Japanese Yen, 1/07/97.................................         60,000             517               519               (2)
                                                                                                                --------
                                                                                                                $ 72,381
                                                                                                                --------
                                                                                                                --------


------------------------
See notes to financial statements.

                                     SAI-75

UBS International Equity Portfolio
Statement of Assets and Liabilities
December 31, 1996
--------------------------------------------------------------------------------



ASSETS:
Investments, at value (cost $34,401,218)..........................................    $34,775,119
Cash..............................................................................     17,165,268
Foreign currency (cost $1,237)....................................................          1,247
Dividends receivable..............................................................         73,763
Interest receivable...............................................................         25,636
Unrealized appreciation on open forward foreign currency contracts................         72,381
Deferred organization expenses and other assets...................................         44,063
                                                                                      -----------
     Total Assets.................................................................     52,157,477
                                                                                      -----------

LIABILITIES:
Advisory fees payable.............................................................         13,839
Administrative services fees payable..............................................          1,151
Trustees' fees payable............................................................            582
Payable for investment securities purchased.......................................     10,476,488
Organization expenses payable.....................................................         32,933
Other accrued expenses............................................................         85,905
                                                                                      -----------
     Total Liabilities............................................................     10,610,898
                                                                                      -----------

NET ASSETS........................................................................    $41,546,579
                                                                                      -----------
                                                                                      -----------

COMPOSITION OF NET ASSETS:
Paid-in capital for beneficial interests..........................................    $41,546,579
                                                                                      -----------
                                                                                      -----------


------------------------
See notes to financial statements.

                                     SAI-76

UBS International Equity Portfolio
Statement of Operations
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $141,935)....................   $500,868
Interest..................................................................    189,623
                                                                             --------
     Investment income....................................................                $  690,491

EXPENSES:
Investment advisory fees..................................................    199,112
Administrative services fees..............................................     11,712
Custodian fees and expenses...............................................     60,563
Audit fees................................................................     39,357
Fund accounting fees......................................................     35,843
Legal fees................................................................     18,766
Amortization of organization expenses.....................................      7,508
Trustees' fees............................................................      7,508
Insurance expense.........................................................      4,053
Miscellaneous expenses....................................................      7,508
                                                                             --------
     Total expenses.......................................................    391,930
     Less: Fee waiver.....................................................   (185,273)
                                                                             --------
     Net expenses.........................................................                   206,657
                                                                                          ----------
Net investment income.....................................................                   483,834
                                                                                          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on securities transactions..............................                   361,151
Net realized gain on foreign currency transactions........................                    11,064
Net change in unrealized appreciation of investments......................                   373,901
Net change in unrealized depreciation of foreign currency contracts and
  translations............................................................                    (6,329)
                                                                                          ----------
Net realized and unrealized gain on investments...........................                   739,787
                                                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                $1,223,621
                                                                                          ----------
                                                                                          ----------


------------------------
See notes to financial statements.

                                     SAI-77

UBS International Equity Portfolio
Statement of Changes in Net Assets
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income................................................................   $   483,834
Net realized gain on securities and foreign currency transactions....................       372,215
Net change in unrealized appreciation of investments, foreign currency contracts and
  foreign currency translations......................................................       367,572
                                                                                        -----------
Net increase in net assets resulting from operations.................................     1,223,621
                                                                                        -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions..........................................................    60,373,286
Value of withdrawals.................................................................   (20,050,328)
                                                                                        -----------
Net increase in net assets from capital transactions.................................    40,322,958
                                                                                        -----------

NET INCREASE IN NET ASSETS...........................................................    41,546,579

NET ASSETS:
Beginning of period..................................................................       --
                                                                                        -----------
End of period........................................................................   $41,546,579
                                                                                        -----------
                                                                                        -----------


------------------------
See notes to financial statements.

                                     SAI-78

UBS International Equity Portfolio
Financial Highlights
For the Period April 2, 1996 (Commencement of Operations) through December 31, 1996
--------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA:
     Net Assets, end of period (000's omitted)......................................        $41,547
     Average commission rate per share(1)...........................................        $  0.02
     Ratio of expenses to average net assets(2).....................................           0.88%(3)
     Ratio of net investment income to average net assets(2)........................           2.07%(3)
     Portfolio turnover.............................................................             42%



------------------------


(1) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.


(2) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.79% (annualized).


(3) Annualized.


See notes to financial statements.

                                     SAI-79

UBS International Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------



1. GENERAL


UBS International Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.



The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS International Investment London Limited ('UBSII') is the sub-adviser of the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ('SFG'), a wholly-owned subsidiary of Signature Financial Group, Inc., acts as the Portfolio's administrator and placement agent.



2. SIGNIFICANT ACCOUNTING POLICIES


The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:



A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.



Options on stock indices traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of trading on such exchanges.



Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').



Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.



Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the pricing of the Portfolio, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.



B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at year end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.



The assets and liabilities are presented at the exchange rates and market values at the close of the year. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at year end are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.



C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.


                                     SAI-80

UBS International Equity Portfolio
Notes to Financial Statements
December 31, 1996
--------------------------------------------------------------------------------


The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at year end to credit loss in the event of a counterparty's failure to perform its obligations.



D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Recoveries of foreign taxes withheld from the Portfolio's income are generally recorded, where applicable, by the funds investing in the Portfolio. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.



E. U. S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.



F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of $50,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).



G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and SFG. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.



3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES


A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser and UBSII as investment sub-adviser. UBSII makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.85% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSII a fee, accrued daily and payable monthly, at an annual rate of 0.75% of the Portfolio's first $20 million average daily net assets, 0.50% of the next $30 million average daily net assets and 0.40% of the Portfolio's average daily net assets in excess of $50 million. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the investment advisory fee amounted to $199,112. UBS voluntarily agreed to waive $185,273 of this amount.



B. ADMINISTRATIVE SERVICES AGREEMENT -- Under the terms of an Administrative Services Agreement with the Trust, SFG provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay SFG an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the administrative services fee amounted to $11,712.



C. EXCLUSIVE PLACEMENT AGENT AGREEMENT -- Under the terms of an Exclusive Placement Agent Agreement with the Trust, SFG has agreed to act as the Trust's placement agent. SFG does not receive any additional fees for services provided pursuant to this agreement.



4. PURCHASES AND SALES OF INVESTMENTS


For the period April 2, 1996 (commencement of operations) through December 31, 1996, purchases and sales of investment securities, excluding short-term investments, aggregated $45,726,468 and $11,686,401, respectively.


                                     SAI-81

UBS International Equity Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------



To the Board of Trustees and
Investors of UBS Investor Portfolios Trust



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS International Equity Portfolio (the 'Portfolio') (one of the portfolios constituting the UBS Investor Portfolios Trust) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received provides a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE
Chartered Accountants


Toronto, Ontario
February 21, 1997


                                     SAI-82

UBS Bond Fund
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Bond
  Portfolio, at value................................................................     $7,882,232
Receivable from funds services agent.................................................         10,224
Deferred organization expenses and other assets......................................        106,171
                                                                                          ----------
          Total Assets...............................................................      7,998,627
                                                                                          ----------

LIABILITIES:
Administrative services fees payable.................................................            913
Dividends payable....................................................................            250
Other accrued expenses...............................................................         14,561
                                                                                          ----------
          Total Liabilities..........................................................         15,724
                                                                                          ----------

NET ASSETS...........................................................................     $7,982,903
                                                                                          ----------
                                                                                          ----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized)..................         79,955
                                                                                          ----------
                                                                                          ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.......................         $99.84
                                                                                          ----------
                                                                                          ----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.......................................................     $       80
Additional paid-in capital...........................................................      8,043,010
Net unrealized depreciation of investments, foreign currency contracts and foreign
  currency translations..............................................................        (65,969)
Accumulated undistributed net investment income......................................            703
Accumulated undistributed net realized gains on securities and foreign currency
  transactions.......................................................................          5,079
                                                                                          ----------
          Net Assets.................................................................     $7,982,903
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

                                     SAI-83

UBS Bond Fund
Statement of Operations
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust -- UBS Bond Portfolio
     Interest............................................................    $259,110
     Dividends...........................................................       8,483
                                                                             --------
          Investment income..............................................                  $267,593
     Total expenses......................................................      31,126
     Less: Fee waiver....................................................     (10,361)
                                                                             --------
     Net expenses........................................................                    20,765
                                                                                           --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS Bond
  Portfolio..............................................................                   246,828

EXPENSES:
Shareholder service fees.................................................      10,408
Administrative services fees.............................................       2,369
Amortization of organization expenses....................................       9,708
Reports to shareholders expense..........................................       9,350
Audit fees...............................................................       5,434
Transfer agent fees......................................................       5,200
Legal fees...............................................................       4,837
Registration fees........................................................       4,150
Fund accounting fees.....................................................       3,841
Directors' fees..........................................................       2,976
Miscellaneous expenses...................................................       1,389
                                                                             --------
     Total expenses......................................................      59,662
     Less: Fee waiver and expense reimbursements.........................     (47,121)
                                                                             --------
     Net expenses........................................................                    12,541
                                                                                           --------
Net investment income....................................................                   234,287
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS BOND PORTFOLIO
Net realized loss on securities transactions.............................                   (18,384)
Net realized gain on foreign currency transactions.......................                    25,864
Net change in unrealized depreciation of investments.....................                   (58,210)
Net change in unrealized appreciation of foreign currency contracts and
  translations...........................................................                    (8,380)
                                                                                           --------
Net realized and unrealized loss on investments from UBS Investor
  Portfolios Trust -- UBS Bond Portfolio.................................                   (59,110)
                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                  $175,177
                                                                                           --------
                                                                                           --------

------------------------
See notes to financial statements.

                                     SAI-84

UBS Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS
                                                                                      ENDED         APRIL 2, 1996*
                                                                                  JUNE 30, 1997         THROUGH
                                                                                   (UNAUDITED)     DECEMBER 31, 1996
                                                                                  -------------    -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..........................................................    $    234,287       $   171,160
Net realized gain on securities and foreign currency transactions..............           7,480             3,907
Net change in unrealized appreciation of investments, foreign currency
  contracts and foreign currency translations..................................         (66,590)              621
                                                                                  -------------    --------------
Net increase in net assets resulting from operations...........................         175,177           175,688
                                                                                  -------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................................        (229,498)         (170,408)
Net realized gains.............................................................         (11,079)           (1,273)
                                                                                  -------------    --------------
Total dividends and distributions to shareholders..............................        (240,577)         (171,681)
                                                                                  -------------    --------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...............................................       4,198,955        10,846,978
Net asset value of shares issued to shareholders in reinvestment of dividends
  and distributions............................................................         221,462           127,366
Cost of shares redeemed........................................................      (3,872,404)       (3,503,061)
                                                                                  -------------    --------------
Net increase in net assets from transactions in shares of common stock.........         548,013         7,471,283
                                                                                  -------------    --------------

NET INCREASE IN NET ASSETS.....................................................         482,613         7,475,290
NET ASSETS:
Beginning of period............................................................       7,500,290            25,000
                                                                                  -------------    --------------
End of period (including undistributed net investment income of $703 and
  accumulated net investment loss of $4,086, respectively).....................    $  7,982,903       $ 7,500,290
                                                                                  -------------    --------------
                                                                                  -------------    --------------

------------------------
* Commencement of operations.

See notes to financial statements.

                                     SAI-85

UBS Bond Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS
                                                                                       ENDED         APRIL 2, 1996*
                                                                                   JUNE 30, 1997         THROUGH
                                                                                    (UNAUDITED)     DECEMBER 31, 1996
                                                                                   -------------    -----------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period............................................      $100.13            $100.00
                                                                                   -------------        --------
Income from investment operations:
     Net investment income......................................................         2.79               4.12
     Net realized and unrealized (loss) gain on investments, foreign currency
       contracts and foreign currency translations..............................        (0.25)              0.14
                                                                                   -------------        --------
     Total income from investment operations....................................         2.54               4.26
                                                                                   -------------        --------

Less dividends and distributions to shareholders:
     Dividends from net investment income.......................................        (2.72)             (4.11)
     Distributions from net realized gains......................................        (0.11)             (0.02)
                                                                                   -------------        --------
     Total dividends and distributions..........................................        (2.83)             (4.13)
                                                                                   -------------        --------

Net asset value, end of period..................................................      $ 99.84            $100.13
                                                                                   -------------        --------
                                                                                   -------------        --------
Total return....................................................................         2.58%(1)           4.36%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)...................................      $ 7,983            $ 7,500
     Ratio of expenses to average net assets(2).................................         0.80%(3)           0.80%(3)
     Ratio of net investment income to average net assets(2)....................         5.63%(3)           5.61%(3)

------------------------
* Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Bond Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.38% (annualized) and 3.33% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.


                                     SAI-86

UBS Bond Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL

UBS Bond Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At June 30, 1997, the Company included three other funds, UBS U.S. Equity Fund, UBS International Equity Fund and UBS Institutional International Equity Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Bond Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (13.7% at June 30, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared daily and paid monthly. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the

                                     SAI-87

UBS Bond Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification. For the fiscal year ended December 31, 1996, the Fund increased accumulated undistributed net realized gains by $6,044, reduced accumulated undistributed net investment income by $4,838 and decreased paid-in capital by $1,206. Net investment income, net realized gains and net assets were not affected by this change.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $107,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company effective March 13, 1997, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. Prior to March 13, 1997, Signature Broker-Dealer Services, Inc. ('Signature') provided overall administrative services and general office facilities. As compensation for such services, the Company had agreed to pay Signature a fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature did not receive a fee on average daily net assets in excess of $200 million. For the six months ended June 30, 1997, the administrative services fee amounted to $2,369.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement effective March 13, 1997, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement. Prior to March 13, 1997, Signature served as the distributor of Fund shares. Signature did not receive any additional fees for services provided as the distributor.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1997, the shareholder service fee amounted to $10,408, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.80% of the Fund's average daily net assets. For the six months ended June 30, 1997, UBS reimbursed the Fund for expenses totaling $36,713 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.


                                     SAI-88

UBS Bond Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At June 30, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                         SIX MONTHS
                                                            ENDED         PERIOD FROM APRIL 2, 1996
                                                        JUNE 30, 1997    (COMMENCEMENT OF OPERATIONS)
                                                         (UNAUDITED)      THROUGH DECEMBER 31, 1996
                                                        -------------    ----------------------------
Shares subscribed....................................       42,085                  108,567
Shares issued in reinvestment of dividends and
  distributions......................................        2,226                    1,278
Shares redeemed......................................      (39,262)                 (35,189)
                                                        -------------            ----------
Net increase in shares outstanding...................        5,049                   74,656
                                                        -------------            ----------
                                                        -------------            ----------


                                     SAI-89

UBS Bond Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

   FACE                                                                          COUPON      MATURITY
   VALUE                            SECURITY DESCRIPTION                          RATE         DATE         VALUE
-----------   ----------------------------------------------------------------   ------      --------    -----------
              U.S. TREASURY & U.S. GOVERNMENT AGENCY OBLIGATIONS -- 54.9%
              U.S. TREASURY OBLIGATIONS -- 50.9%
$10,800,000   U.S. Treasury Bond..............................................    5.88%     11/15/99     $10,730,772
  1,203,000   U.S. Treasury Bond..............................................    7.75%      1/31/00       1,246,801
  1,375,000   U.S. Treasury Bond..............................................    6.25%      4/30/01       1,371,136
  1,150,000   U.S. Treasury Bond..............................................    6.75%      8/15/26       1,138,144
  1,000,000   U.S. Treasury Note..............................................    6.00%      8/31/97       1,000,620
    790,000   U.S. Treasury Note..............................................    5.25%      7/31/98         785,063
    100,000   U.S. Treasury Note..............................................    7.00%      4/15/99         101,578
  1,100,000   U.S. Treasury Note..............................................    6.50%      4/30/99       1,108,250
  1,255,000   U.S. Treasury Note..............................................    6.38%      4/30/99       1,261,664
    150,000   U.S. Treasury Note..............................................    6.75%      5/31/99         151,734
  1,700,000   U.S. Treasury Note..............................................    6.38%      7/15/99       1,709,299
    155,000   U.S. Treasury Note..............................................    6.88%      8/31/99         157,300
    145,000   U.S. Treasury Note..............................................    7.13%      9/30/99         147,968
    375,000   U.S. Treasury Note..............................................    5.88%      2/15/00         372,011
  1,950,000   U.S. Treasury Note..............................................    7.13%      2/29/00       1,992,647
    505,000   U.S. Treasury Note..............................................    6.75%      4/30/00         511,626
    800,000   U.S. Treasury Note..............................................    5.50%     12/31/00         779,872
    500,000   U.S. Treasury Note..............................................    6.63%      7/31/01         504,685
  1,000,000   U.S. Treasury Note..............................................    6.25%      2/28/02         994,370
  1,514,000   U.S. Treasury Note..............................................    7.50%      5/15/02       1,584,260
  1,170,000   U.S. Treasury Note..............................................    6.38%      8/15/02       1,169,637
    419,000   U.S. Treasury Note..............................................    7.25%      5/15/04         436,740
    100,000   U.S. Treasury Note..............................................    7.25%      8/15/04         104,250
                                                                                                         -----------
                                                                                                          29,360,427
                                                                                                         -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.0%
  1,400,000   Federal Home Loan Mortgage Corp.................................    5.96%     10/20/00       1,380,974
    975,758   Federal National Mortgage Assc., Pool #250576...................    7.00%      6/01/26         957,882
                                                                                                         -----------
                                                                                                           2,338,856
                                                                                                         -----------
              TOTAL U.S. TREASURY & U.S. GOVERNMENT AGENCY
                OBLIGATIONS (COST $31,647,493)................................                            31,699,283
                                                                                                         -----------

              CORPORATE OBLIGATIONS -- 31.5%

              CORPORATE OBLIGATIONS -- DOMESTIC -- 30.5%
              AEROSPACE/DEFENSE -- 0.9%
    500,000   Lockheed Martin.................................................    6.55%      5/15/99         501,668
                                                                                                         -----------

              BANKING -- 3.3%
    500,000   BanPonce Corp. .................................................    6.75%      4/26/00         501,215
    600,000   First USA Bank..................................................    7.00%      8/20/01         601,776
    720,000   J.P. Morgan & Co. ..............................................    8.50%      8/15/03         776,138
                                                                                                         -----------
                                                                                                           1,879,129
                                                                                                         -----------

              BROKERAGE -- 3.9%
  1,000,000   Goldman Sachs (a)...............................................    7.80%      7/15/02       1,037,770
    750,000   Lehman Brothers Inc. ...........................................    6.89%     10/10/00         752,093
    200,000   Lehman Brothers Inc. ...........................................    7.25%      4/15/03         200,788
    250,000   Salomon Inc. ...................................................    7.30%      5/15/02         252,008
                                                                                                         -----------
                                                                                                           2,242,659
                                                                                                         -----------

              BUILDING SUPPLIES -- 0.9%
    500,000   Sherwin Williams................................................    6.25%      2/01/00         498,909
                                                                                                         -----------

              CAPITAL EQUIPMENT -- 1.4%
    800,000   Case Corp. .....................................................    7.25%      8/01/05         805,336
                                                                                                         -----------

------------------------
See notes to financial statements.

                                     SAI-90

UBS Bond Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

   FACE                                                                          COUPON      MATURITY
   VALUE                            SECURITY DESCRIPTION                          RATE         DATE         VALUE
-----------   ----------------------------------------------------------------   ------      --------    -----------
              FINANCING & LEASING -- 6.1%
$   950,000   Associates Corp. N.A............................................    8.50%      1/10/00     $   993,976
    500,000   CIT Group Holdings..............................................    6.70%      6/02/00         503,399
  1,000,000   Chrysler Finance................................................    6.53%      6/19/00       1,001,280
    750,000   Countrywide Home Loan...........................................    7.45%      9/16/03         764,550
    265,000   General Electric Capital Corp...................................    6.88%      4/15/00         268,567
                                                                                                         -----------
                                                                                                           3,531,772
                                                                                                         -----------
              FOOD -- 0.4%
    200,000   Foodbrands America, Inc. .......................................   10.75%      5/15/06         234,464
                                                                                                         -----------
              FUNERAL SERVICES -- 1.0%
    600,000   Loewen Group International, Inc. ...............................    7.50%      4/15/01         607,547
                                                                                                         -----------
              INDUSTRIAL -- CAPTIVE FINANCE -- 3.8%
    600,000   Caterpillar Financial...........................................    6.77%     12/29/00         601,860
  1,000,000   Pitney Bowes Credit.............................................    6.54%      7/15/99       1,003,740
    600,000   Sears Roebuck Acceptance Corp...................................    5.59%      2/16/01         578,994
                                                                                                         -----------
                                                                                                           2,184,594
                                                                                                         -----------
              MEDIA/CABLE -- 2.1%
    600,000   News America Holdings...........................................    7.50%      3/01/00         611,916
    400,000   Turner Broadcasting.............................................    7.40%      2/01/04         401,203
    200,000   Viacom, Inc. ...................................................    6.75%      1/15/03         192,320
                                                                                                         -----------
                                                                                                           1,205,439
                                                                                                         -----------
              REAL ESTATE -- 1.4%
    700,000   Chelsea GCA Realty..............................................    7.75%      1/26/01         710,927
    125,000   Susa Partnership LP.............................................    7.13%     11/01/03         123,217
                                                                                                         -----------
                                                                                                             834,144
                                                                                                         -----------
              TELECOMMUNICATIONS -- 1.9%
    400,000   U.S. West Capital Funding.......................................    6.85%      1/15/02         399,572
    700,000   WorldCom Inc. ..................................................    7.55%      4/01/04         713,104
                                                                                                         -----------
                                                                                                           1,112,676
                                                                                                         -----------
              TRANSPORTATION -- 0.5%
    300,000   Norfolk Southern Corporation....................................    6.95%      5/01/02         301,749
                                                                                                         -----------
              UTILITIES -- 2.9%
    426,000   BVPS II Funding Corp. ..........................................    7.38%     12/01/99         426,000
    700,000   Centerior Energy Corp. (a)......................................    7.67%      7/01/04         702,415
    550,000   Connecticut Light and Power (a).................................    7.75%      6/01/02         547,635
                                                                                                         -----------
                                                                                                           1,676,050
                                                                                                         -----------

              TOTAL CORPORATE OBLIGATIONS -- DOMESTIC (COST $17,547,820)......                            17,616,136
                                                                                                         -----------

              CORPORATE OBLIGATIONS -- FOREIGN -- 0.7%
              BANKING -- 0.7%
    400,000   Spintab (a) (Cost $402,326).....................................    7.50%      8/14/49         402,044
                                                                                                         -----------

              CORPORATE OBLIGATIONS -- EURODOLLAR -- 0.3%
              ENERGY -- 0.1%
     50,000   BP America Inc. ................................................    9.75%      3/01/99          52,576
                                                                                                         -----------

              INDUSTRIAL -- CAPTIVE FINANCE -- 0.2%
     80,000   Unilever Capital................................................    9.25%      3/29/00          85,149
                                                                                                         -----------

              TOTAL CORPORATE OBLIGATIONS -- EURODOLLAR (COST $138,314).......                               137,725
                                                                                                         -----------

              TOTAL CORPORATE OBLIGATIONS (COST $18,088,460)..................                            18,155,905
                                                                                                         -----------

------------------------
See notes to financial statements.

                                     SAI-91

UBS Bond Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

   FACE                                                                          COUPON      MATURITY
   VALUE                            SECURITY DESCRIPTION                          RATE         DATE         VALUE
-----------   ----------------------------------------------------------------   ------      --------    -----------
              FOREIGN GOVERNMENT OBLIGATIONS -- 8.3%
              CANADA -- 2.5%
$   910,000*  Canada Government...............................................    7.50%      9/01/00     $   699,772
    800,000*  Canada Government...............................................    7.50%      3/01/01         617,154
     50,000   Province of Ontario.............................................    7.38%      1/27/03          51,479
     50,000   Province of Quebec..............................................    9.13%      8/22/01          53,833
                                                                                                         -----------
                                                                                                           1,422,238
                                                                                                         -----------
              GERMANY -- 4.7%
  2,100,000*  German Unity Fund...............................................    8.00%      1/21/02       1,370,076
  2,140,000*  Treuhandanstalt.................................................    7.13%      1/29/03       1,356,265
                                                                                                         -----------
                                                                                                           2,726,341
                                                                                                         -----------
              JAPAN -- 1.1%
    355,000   Japan Finance Corp. ............................................    9.13%    10/11/00         379,435
    250,000   Japan Finance Corp. for Municipal Enterprises...................    6.85%     4/15/06         250,513
                                                                                                         -----------
                                                                                                             629,948
                                                                                                         -----------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $4,881,407)..........                             4,778,527
                                                                                                         -----------
              ASSET BACKED SECURITIES -- 1.6%
              CREDIT CARD RECEIVABLES -- 1.6%
    440,000   First Omni Bank Credit Card Trust, Series 96-A..................    6.65%      9/15/03         441,100
    500,000   Sears Credit Account Master Trust, Series 96-3..................    7.00%      7/16/08         506,875
                                                                                                         -----------
              TOTAL ASSET BACKED SECURITIES (COST $937,838)...................                               947,975
                                                                                                         -----------

  SHARES
-----------
              PREFERRED STOCK -- 1.0%
              REAL ESTATE -- 1.0%
        600   1585 Broadway Corp. (a) (Cost $601,530).........................                               593,250
                                                                                                         -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 97.3%
  (COST $56,156,728)..........................................................                            56,174,940
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.7%.................................                             1,563,254
                                                                                                         -----------
NET ASSETS -- 100.0%..........................................................                           $57,738,194
                                                                                                         -----------
                                                                                                         -----------

------------------------
*  Securities denominated in foreign currency.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, the value of these securities amounted to $3,283,114 or 5.7% of net assets.

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                           U.S. DOLLAR
                                                              FOREIGN                     U.S. DOLLAR     NET UNREALIZED
                                                           CURRENCY UNITS  U.S. DOLLAR      VALUE AT      APPRECIATION/
               CURRENCY AND SETTLEMENT DATE                     SOLD        PROCEEDS     JUNE 30, 1997    (DEPRECIATION)
---------------------------------------------------------- --------------  -----------   --------------   --------------
SALE CONTRACTS
Canadian Dollar, 7/16/97..................................    1,880,000    $1,362,319      $1,362,841        ($   522)
German Deutsche Mark, 7/16/97.............................    4,915,000     2,848,780       2,823,781          24,999
                                                                                                              -------
                                                                                                             $ 24,477
                                                                                                              -------
                                                                                                              -------

Note: Based upon the cost of investments of $56,156,728 for Federal Income Tax purposes at June 30, 1997, the aggregate gross unrealized appreciation and depreciation was $200,043 and $181,831, respectively, resulting in net unrealized appreciation of $18,212.

See notes to financial statements.

                                     SAI-92

UBS Bond Portfolio
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $56,156,728).........................................     $56,174,940
Cash.............................................................................       1,243,409
Dividends and interest receivable................................................         954,022
Receivable for investment securities sold........................................         520,295
Unrealized appreciation on open forward foreign currency contracts...............          24,477
Deferred organization expenses and other assets..................................          22,481
                                                                                      -----------
     Total Assets................................................................      58,939,624
                                                                                      -----------
LIABILITIES:
Administrative services fees payable.............................................          11,480
Investment advisory fees payable.................................................           9,474
Payable for investment securities purchased......................................       1,120,119
Other accrued expenses...........................................................          60,357
                                                                                      -----------
     Total Liabilities...........................................................       1,201,430
                                                                                      -----------

NET ASSETS.......................................................................     $57,738,194
                                                                                      -----------
                                                                                      -----------

COMPOSITION OF NET ASSETS:
Paid-in capital for beneficial interests.........................................     $57,738,194
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.


                                     SAI-93

UBS Bond Portfolio
Statement of Operations
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends...........................................................     $   61,847
Interest............................................................      1,764,042
                                                                         ----------
     Total income...................................................                     $1,825,889

EXPENSES
Investment advisory fees............................................        127,063
Administrative services fees........................................         16,980
Audit fees..........................................................         19,701
Custodian fees and expenses.........................................         18,000
Fund accounting fees................................................         12,989
Amortization of organization expenses...............................          4,478
Legal fees..........................................................          4,010
Trustees' fees......................................................          3,968
Insurance expense...................................................          3,253
Miscellaneous expenses..............................................          2,015
                                                                         ----------
     Total expenses.................................................        212,457
     Less: Fee waiver...............................................        (70,590)
                                                                         ----------
     Net expenses...................................................                        141,867
                                                                                         ----------
Net investment income...............................................                      1,684,022
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities transactions........................                       (133,399)
Net realized gain on foreign currency transactions..................                        189,961
Net change in unrealized appreciation of investments................                       (124,272)
Net change in unrealized appreciation of foreign currency contracts
  and translations..................................................                        (63,414)
                                                                                         ----------
Net realized and unrealized loss on investments.....................                       (131,124)
                                                                                         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................                     $1,552,898
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.


                                     SAI-94

UBS Bond Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                                     ENDED         APRIL 2, 1996*
                                                                                 JUNE 30, 1997         THROUGH
                                                                                  (UNAUDITED)     DECEMBER 31, 1996
                                                                                 -------------    -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.........................................................   $   1,684,022       $ 1,703,082
Net realized gain on securities and foreign currency transactions.............          56,562            44,624
Net change in unrealized appreciation of investments, foreign currency
  contracts and foreign currency translations.................................        (187,686)          227,405
                                                                                 -------------    -----------------
Net increase in net assets resulting from operations..........................       1,552,898         1,975,111
                                                                                 -------------    -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions...................................................      13,452,359        59,142,218
Value of withdrawals..........................................................     (10,267,915)       (8,116,477)
                                                                                 -------------    -----------------
Net increase in net assets from capital transactions..........................       3,184,444        51,025,741
                                                                                 -------------    -----------------

NET INCREASE IN NET ASSETS....................................................       4,737,342        53,000,852
NET ASSETS:
Beginning of period...........................................................      53,000,852          --
                                                                                 -------------    -----------------
End of period.................................................................   $  57,738,194       $53,000,852
                                                                                 -------------    -----------------
                                                                                 -------------    -----------------

------------------------
* Commencement of operations.

See notes to financial statements.


                                     SAI-95

UBS Bond Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS
                                                                                       ENDED         APRIL 2, 1996*
                                                                                   JUNE 30, 1997         THROUGH
                                                                                    (UNAUDITED)     DECEMBER 31, 1996
                                                                                   -------------    -----------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)...................................      $57,738            $53,001
     Ratio of expenses to average net assets(1).................................         0.50%(2)           0.50%(2)
     Ratio of net investment income to average net assets(1)....................         5.96%(2)           5.83%(2)
     Portfolio turnover.........................................................           74%               100%

------------------------
* Commencement of operations.
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.25% (annualized) and 0.45% (annualized) for the respective periods.
(2) Annualized.

See notes to financial statements.


                                     SAI-96

UBS Bond Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS Bond Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Debt securities with remaining maturities of more than 60 days are normally valued by a pricing service approved by the Board of Trustees (the 'Trustees'). Such pricing service will consider various factors when arriving at a valuation for a security. Such factors include yields and prices of comparable securities, indications as to values from dealers in such securities and general market conditions. In the event a pricing service is unable to price a security, the security will be valued by taking the average of the bid and ask prices as provided by a dealer in such security.

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at period-end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities held at period-end are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any


                                     SAI-97

UBS Bond Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at period-end to credit loss in the event of a counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $30,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and SFG. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.45% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, UBS voluntarily agreed to waive a portion of its investment advisory fee. Such waiver amounted to $70,590.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, effective March 13, 1997, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. Prior to March 13, 1997, Signature Financial Group (Grand Cayman), Ltd. ('SFG') provided overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio had agreed to pay SFG an administrative services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, the administrative services fee amounted to $16,980.

                                     SAI-98

UBS Bond Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF INVESTMENTS
For the six months ended June 30, 1997, purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                             PURCHASES        SALES
                                                                            -----------    -----------
U.S. Government Securities...............................................   $24,162,513    $24,289,047
Corporate obligations....................................................    22,182,754     15,903,047
                                                                            -----------    -----------
          Total..........................................................   $46,345,267    $40,192,094
                                                                            -----------    -----------
                                                                            -----------    -----------

                                     SAI-99

UBS U.S. Equity Fund
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS U.S. Equity Portfolio, at
  value.............................................................................     $19,652,620
Receivable from Funds services agent................................................           4,714
Deferred organization expenses and other assets.....................................         106,913
                                                                                         -----------
          Total Assets..............................................................      19,764,247
                                                                                         -----------

LIABILITIES:
Administrative services fees payable................................................           1,725
Other accrued expenses..............................................................          17,546
                                                                                         -----------
          Total Liabilities.........................................................          19,271
                                                                                         -----------

NET ASSETS..........................................................................     $19,744,976
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         159,808
                                                                                         -----------
                                                                                         -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................         $123.55
COMPOSITION OF NET ASSETS:                                                               -----------
                                                                                         -----------
Shares of common stock, at par......................................................     $       160
Additional paid-in capital..........................................................      16,700,826
Net unrealized appreciation of investments..........................................       2,786,419
Accumulated undistributed net investment income.....................................         178,812
Accumulated undistributed net realized gains........................................          78,759
                                                                                         -----------
          Net Assets................................................................     $19,744,976
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.


                                     SAI-100

UBS U.S. Equity Fund
Statement of Operations
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Investment Income and Expenses from UBS Investor Portfolios
  Trust -- UBS U.S. Equity Portfolio
     Dividends.........................................................    $234,867
     Interest..........................................................       9,615
                                                                           --------
          Investment income............................................                  $  244,482
     Total expenses....................................................      72,954
     Less: Fee waiver..................................................     (40,835)
                                                                           --------
     Net expenses......................................................                      32,119
                                                                                         ----------
Net Investment Income from UBS Investor Portfolios Trust -- UBS U.S.
  Equity Portfolio.....................................................                     212,363

EXPENSES
Shareholder service fees...............................................      17,879
Administrative services fees...........................................       4,219
Reports to shareholders expense........................................      11,057
Amortization of organization expenses..................................       9,717
Audit fees.............................................................       5,434
Transfer agent fees....................................................       5,200
Legal fees.............................................................       4,837
Registration fees......................................................       3,952
Fund accounting fees...................................................       3,840
Directors' fees........................................................       2,976
Miscellaneous expenses.................................................       1,696
                                                                           --------
     Total expenses....................................................      70,807
     Less: Fee waiver and expense reimbursements.......................     (37,218)
                                                                           --------
     Net expenses......................................................                      33,589
                                                                                         ----------
     Net investment income.............................................                     178,774
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  UBS INVESTOR PORTFOLIOS TRUST -- UBS U.S. EQUITY PORTFOLIO
Net realized gain on securities transactions...........................                      79,126
Net change in unrealized appreciation of investments...................                   2,101,523
                                                                                         ----------
Net realized and unrealized gain on investments from
  UBS Investor Portfolios Trust -- UBS U.S. Equity Portfolio...........                   2,180,649
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                  $2,359,423
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.


                                     SAI-101

UBS U.S. Equity Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                SIX MONTHS
                                                                                   ENDED          APRIL 2, 1996*
                                                                               JUNE 30, 1997          THROUGH
                                                                                (UNAUDITED)      DECEMBER 31, 1996
                                                                               -------------     -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income......................................................     $    178,774        $   157,796
Net realized gain on securities transactions...............................           79,126             13,685
Net change in unrealized appreciation of investments.......................        2,101,523            684,896
                                                                               -------------     -----------------
Net increase in net assets resulting from operations.......................        2,359,423            856,377
                                                                               -------------     -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................           (1,119)          (156,639)
Net realized gains.........................................................          (14,052)          --
                                                                               -------------     -----------------
Total dividends and distributions to shareholders..........................          (15,171)          (156,639)
                                                                               -------------     -----------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...........................................       10,200,929         13,752,890
Net asset value of shares issued to shareholders in reinvestment of
  dividends and distributions..............................................           14,711            156,639
Cost of shares redeemed....................................................       (2,280,612)        (5,168,571)
                                                                               -------------     -----------------
Net increase in net assets from transactions in shares of common stock.....        7,935,028          8,740,958
                                                                               -------------     -----------------
NET INCREASE IN NET ASSETS.................................................       10,279,280          9,440,696
NET ASSETS:
Beginning of period........................................................        9,465,696             25,000
                                                                               -------------     -----------------
End of period (including undistributed net investment income of $178,812
  and $1,157, respectively)................................................     $ 19,744,976        $ 9,465,696
                                                                               -------------     -----------------
                                                                               -------------     -----------------

------------------------

* Commencement of operations.

See notes to financial statements.


                                     SAI-102

UBS U.S. Equity Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                 ENDED            APRIL 2, 1996*
                                                                             JUNE 30, 1997            THROUGH
                                                                              (UNAUDITED)        DECEMBER 31, 1996
                                                                             -------------       -----------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period.....................................       $106.70               $100.00
                                                                             -------------       -----------------
Income from investment operations:
     Net investment income...............................................          1.13                  2.05
     Net realized and unrealized gain on investments.....................         15.84                  6.69
                                                                             -------------       -----------------
     Total income from investment operations.............................         16.97                  8.74
                                                                             -------------       -----------------

Less dividends and distributions to shareholders:
     Dividends from net investment income................................         (0.01)                (2.04)
     Distributions from net realized gains...............................         (0.11)              --
                                                                             -------------       -----------------
     Total dividends and distributions...................................         (0.12)                (2.04)
                                                                             -------------       -----------------

Net asset value, end of period...........................................       $123.55               $106.70
                                                                             -------------       -----------------
                                                                             -------------       -----------------
Total return.............................................................         15.92%(1)              8.74%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)............................       $19,745               $ 9,466
     Ratio of expenses to average net assets(2)..........................          0.92%(3)              0.90%(3)
     Ratio of net investment income to average net assets(2).............          2.50%(3)              3.04%(3)

------------------------

* Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS U.S. Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.09% (annualized) and 2.65% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.


                                     SAI-103

UBS U.S. Equity Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS U.S. Equity Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At June 30, 1997, the Company included three other funds, UBS Bond Fund, UBS International Equity Fund and UBS Institutional International Equity Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS U.S. Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (49.8% at June 30, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the


                                     SAI-104

UBS U.S. Equity Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $107,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by UBS, FFDI and IBT. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company effective March 13, 1997, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. Prior to March 13, 1997, Signature Broker-Dealer Services, Inc. ('Signature') provided overall administrative services and general office facilities. As compensation for such services, the Company had agreed to pay Signature a fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature did not receive a fee on average daily net assets in excess of $200 million. For the six months ended June 30, 1997, the administrative services fee amounted to $4,219.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement effective March 13, 1997, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement. Prior to March 13, 1997, Signature served as the distributor of Fund shares. Signature did not receive any additional fees for services provided as the distributor.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1997, the shareholder service fee amounted to $17,879, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses. For the period January 1, 1997 through June 5, 1997, the Fund's total operating expenses were limited to an annual rate of 0.90% of the Fund's average daily net assets. Effective June 6, 1997, this expense limitation was increased to 1.00% of the Fund's average daily net assets. For the six months ended June 30, 1997, UBS reimbursed the Fund for expenses totaling $19,339 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.


                                     SAI-105

UBS U.S. Equity Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At June 30, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                         SIX MONTHS
                                                            ENDED         PERIOD FROM APRIL 2, 1996
                                                        JUNE 30, 1997    (COMMENCEMENT OF OPERATIONS)
                                                         (UNAUDITED)      THROUGH DECEMBER 31, 1996
                                                        -------------    ----------------------------

Shares subscribed....................................       91,364                  137,339
Shares issued to shareholders in reinvestment of
  dividends and distributions........................          136                    1,465
Shares redeemed......................................      (20,404)                 (50,342)
                                                        -------------            ----------
Net increase in shares outstanding...................       71,096                   88,462
                                                        -------------            ----------
                                                        -------------            ----------


                                     SAI-106

UBS U.S. Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                       SECURITY DESCRIPTION                                         VALUE
-------   ------------------------------------------------------------------------------------------   -----------
          COMMON STOCK -- 98.8%
          BANKING & FINANCIAL INSTITUTIONS -- 15.6%
  5,600   BankAmerica Corp. ........................................................................   $   361,550
 15,800   Corestates Financial Corp. ...............................................................       849,250
 14,350   J. P. Morgan & Co. Inc. ..................................................................     1,497,781
 43,600   Mellon Bank Corp. ........................................................................     1,967,450
 17,700   U.S. Bancorp..............................................................................     1,135,013
  5,900   Wachovia Corp. ...........................................................................       344,044
                                                                                                       -----------
                                                                                                         6,155,088
                                                                                                       -----------
          CHEMICALS -- 3.8%
  8,090   Dow Chemical Company......................................................................       704,841
 20,800   Witco Corp. ..............................................................................       789,100
                                                                                                       -----------
                                                                                                         1,493,941
                                                                                                       -----------
          CONSUMER FOODS -- 8.1%
 23,070   General Mills Co. ........................................................................     1,502,434
 36,775   H. J. Heinz Co. ..........................................................................     1,696,247
                                                                                                       -----------
                                                                                                         3,198,681
                                                                                                       -----------
          COSMETICS -- 2.2%
 17,410   International Flavors & Fragrances........................................................       879,205
                                                                                                       -----------
          DIVERSIFIED -- 1.2%
 13,000   Fortune Brands Inc. ......................................................................       485,063
                                                                                                       -----------
          DRUGS & PHARMACEUTICALS -- 15.4%
 26,860   American Home Products Corp. .............................................................     2,054,790
 14,700   Baxter International......................................................................       768,075
 27,900   Bristol-Myers Squibb Co. .................................................................     2,259,900
 28,477   Pharmacia & Upjohn Inc. ..................................................................       989,576
                                                                                                       -----------
                                                                                                         6,072,341
                                                                                                       -----------
          INSURANCE -- 4.0%
 17,100   American General Corp. ...................................................................       816,525
 10,900   Marsh & McLennan Cos. Inc. ...............................................................       777,988
                                                                                                       -----------
                                                                                                         1,594,513
                                                                                                       -----------
          LUMBER, PAPER & BUILDING SUPPLIES -- 6.3%
 14,500   Union Camp Corp. .........................................................................       725,000
 34,100   Weyerhaeuser Co. .........................................................................     1,773,198
                                                                                                       -----------
                                                                                                         2,498,198
                                                                                                       -----------
          MANUFACTURING -- 7.3%
 20,000   Cooper Industries Inc. ...................................................................       995,000
 18,510   Minnesota Mining & Manufacturing..........................................................     1,888,020
                                                                                                       -----------
                                                                                                         2,883,020
                                                                                                       -----------
          OFFICE EQUIPMENT AND SUPPLIES -- 2.9%
 16,350   Pitney Bowes, Inc.........................................................................     1,136,325
                                                                                                       -----------

------------------------
See notes to financial statements.



                                     SAI-107

UBS U.S. Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         MARKET
SHARES                                       SECURITY DESCRIPTION                                         VALUE
-------   ------------------------------------------------------------------------------------------   -----------
          PETROLEUM PRODUCTION & SALES -- 8.6%
  9,100   Amoco Corporation.........................................................................   $   791,131
 15,500   Atlantic Richfield Co. ...................................................................     1,092,750
 12,700   Chevron Corporation.......................................................................       939,006
  5,120   Texaco Inc. ..............................................................................       556,800
                                                                                                       -----------
                                                                                                         3,379,687
                                                                                                       -----------
          RETAIL -- 3.5%
 18,620   J. C. Penney Company, Inc. ...............................................................       971,731
  8,600   May Department Stores.....................................................................       406,350
                                                                                                       -----------
                                                                                                         1,378,081
                                                                                                       -----------
          TELECOMMUNICATIONS -- 13.7%
  9,800   Ameritech Corp. ..........................................................................       665,788
 23,400   Bell Atlantic Corp. ......................................................................     1,775,475
 30,650   GTE Corporation...........................................................................     1,344,769
 13,400   SBC Communications........................................................................       829,125
 20,600   US West Inc. .............................................................................       776,363
                                                                                                       -----------
                                                                                                         5,391,520
                                                                                                       -----------
          TOBACCO -- 5.1%
 45,350   Philip Morris Companies, Inc. ............................................................     2,012,406
                                                                                                       -----------
          UTILITIES -- 1.1%
  3,400   American Electric Power Inc. .............................................................       142,800
 10,750   Baltimore Gas And Electric................................................................       286,891
                                                                                                       -----------
                                                                                                           429,691
                                                                                                       -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 98.8%
    (COST $32,800,276)..............................................................................    38,987,760
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%.......................................................       477,017
                                                                                                       -----------
NET ASSETS -- 100.0%................................................................................   $39,464,777
                                                                                                       -----------
                                                                                                       -----------

------------------------
Note: Based upon the cost of investments of $32,800,276 for Federal Income Tax purposes at June 30, 1997, the aggregate gross unrealized appreciation and depreciation was $7,575,019 and $1,387,535, respectively, resulting in net unrealized appreciation of $6,187,484.

See notes to financial statements.


                                     SAI-108

UBS U.S. Equity Portfolio
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $32,800,276)............................................     $38,987,760
Cash................................................................................         408,995
Dividends and interest receivable...................................................         110,206
Deferred organization expenses and other assets.....................................          21,548
                                                                                         -----------
          Total Assets..............................................................      39,528,509
                                                                                         -----------

LIABILITIES:
Administrative services fees payable................................................           6,701
Investment advisory fees payable....................................................           4,151
Other accrued expenses..............................................................          52,880
                                                                                         -----------
          Total Liabilities.........................................................          63,732
                                                                                         -----------

NET ASSETS..........................................................................     $39,464,777
                                                                                         -----------
                                                                                         -----------

NET ASSETS CONSIST OF:
  Paid-in capital for beneficial interests..........................................     $39,464,777
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.


                                     SAI-109

UBS U.S. Equity Portfolio
Statement of Operations
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends..............................................................    $540,414
Interest...............................................................      22,454
                                                                           --------
     Investment income.................................................                  $  562,868
EXPENSES
Investment advisory fees...............................................      97,665
Administrative services fees...........................................       9,936
Audit fees.............................................................      19,701
Fund accounting fees...................................................      12,989
Custodian fees and expenses............................................      10,087
Legal fees.............................................................       5,513
Amortization of organization expenses..................................       4,478
Trustees' fees.........................................................       3,968
Insurance expense......................................................       1,291
Miscellaneous expenses.................................................       1,321
                                                                           --------
     Total expenses....................................................     166,949
     Less: Fee waiver..................................................     (93,514)
                                                                           --------
     Net expenses......................................................                      73,435
                                                                                         ----------
Net investment income..................................................                     489,433
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on securities transactions...........................                     170,619
Net change in unrealized appreciation of investments...................                   4,513,149
                                                                                         ----------
Net realized and unrealized gain on investments........................                   4,683,768
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                  $5,173,201
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.


                                     SAI-110

UBS U.S. Equity Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                        ENDED          APRIL 2, 1996*
                                                                    JUNE 30, 1997          THROUGH
                                                                     (UNAUDITED)      DECEMBER 31, 1996
                                                                    -------------     -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income............................................    $    489,433        $   432,121
Net realized gain on securities transactions.....................         170,619              1,679
Net change in unrealized appreciation of investments.............       4,513,149          1,674,335
                                                                    -------------     -----------------
Net increase in net assets resulting from operations.............       5,173,201          2,108,135
                                                                    -------------     -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions......................................      13,588,532         30,786,561
Value of withdrawals.............................................      (4,722,689)        (7,468,963)
                                                                    -------------     -----------------
Net increase in net assets from capital transactions.............       8,865,843         23,317,598
                                                                    -------------     -----------------

NET INCREASE IN NET ASSETS.......................................      14,039,044         25,425,733

NET ASSETS:
Beginning of period..............................................      25,425,733           --
                                                                    -------------     -----------------
End of period....................................................    $ 39,464,777        $25,425,733
                                                                    -------------     -----------------
                                                                    -------------     -----------------

------------------------

* Commencement of operations.

See notes to financial statements.


                                     SAI-111

UBS U.S. Equity Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                     ENDED             APRIL 2, 1996*
                                                                 JUNE 30, 1997             THROUGH
                                                                  (UNAUDITED)         DECEMBER 31, 1996
                                                                 -------------        -----------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).................      $39,465                $25,426
     Average commission rate per share........................      $  0.06                $  0.06
     Ratio of expenses to average net assets(1)...............         0.45%(2)               0.91%(2)
     Ratio of net investment income to
       average net assets(1)..................................         3.01%(2)               3.07%(2)
     Portfolio turnover.......................................           17%                    19%

------------------------

* Commencement of operations.
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.57% (annualized) and 0.60% (annualized) for the respective periods.
(2) Annualized.

See notes to financial statements.


                                     SAI-112

UBS U.S. Equity Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS U.S. Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at their last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Options on stock indices traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of such exchanges.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U. S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $30,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to



                                     SAI-113

UBS U.S. Equity Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, UBS voluntarily agreed to waive a portion of its investment advisory fee. Such waiver amounted to $93,514.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust effective March 13, 1997, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. Prior to March 13, 1997, Signature Financial Group (Grand Cayman), Ltd. ('SFG') provided overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio had agreed to pay SFG an administrative services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, the administrative services fee amounted to $9,936.

4. PURCHASES AND SALES OF INVESTMENTS
For the six months ended June 30, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated $15,039,035 and $5,553,662, respectively.


                                     SAI-114

UBS International Equity Fund
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS International Equity Portfolio,
  at value..........................................................................     $24,462,116
Tax reclaims receivable.............................................................          70,410
Receivable from sale of capital stock...............................................          70,000
Receivable from funds services agent................................................           3,748
Deferred organization expenses and other assets.....................................         106,973
                                                                                         -----------
          Total Assets..............................................................      24,713,247
                                                                                         -----------
LIABILITIES:
Administrative services fees payable................................................           2,437
Other accrued expenses..............................................................           9,275
                                                                                         -----------
          Total Liabilities.........................................................          11,712
                                                                                         -----------
NET ASSETS..........................................................................     $24,701,535
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         215,021
                                                                                         -----------
                                                                                         -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................         $114.88
                                                                                         -----------
                                                                                         -----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       215
Additional paid-in capital..........................................................      22,168,521
Net unrealized appreciation of investments, foreign currency contracts and foreign
  currency translations.............................................................       2,021,604
Accumulated undistributed net investment income.....................................         233,263
Accumulated undistributed net realized gains on securities and foreign currency
  transactions......................................................................         277,932
                                                                                         -----------
          Net Assets................................................................     $24,701,535
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

                                     SAI-115

UBS International Equity Fund
Statement of Operations
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust -- UBS International Equity Portfolio
     Dividends (net of foreign withholding tax of $25,583).............    $328,486
     Interest..........................................................      83,073
                                                                           --------
     Investment income.................................................                  $  411,559
     Total expenses....................................................     176,996
     Less: Fee waiver..................................................     (43,604)
                                                                           --------
     Net expenses......................................................                     133,392
                                                                                         ----------
Net Investment Income from UBS Investor Portfolios Trust -- UBS
  International Equity Portfolio.......................................                     278,167

EXPENSES
     Shareholder service fees..........................................      31,308
     Administrative services fees......................................       7,109
     Reports to shareholders expense...................................      12,085
     Amortization of organization expenses.............................       9,718
     Registration fees.................................................       6,128
     Audit fees........................................................       5,505
     Transfer agent fees...............................................       5,200
     Legal fees........................................................       5,029
     Fund accounting fees..............................................       3,841
     Directors' fees...................................................       2,976
     Miscellaneous expenses............................................       2,425
                                                                           --------
          Total expenses...............................................      91,324
          Less: Fee waiver and expense reimbursements..................     (85,531)
                                                                           --------
          Net expenses.................................................                       5,793
                                                                                         ----------
Net investment income..................................................                     272,374
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS
  INVESTOR PORTFOLIOS TRUST -- UBS INTERNATIONAL EQUITY PORTFOLIO
Net realized gain on securities transactions...........................                     296,349
Net realized loss on foreign currency transactions.....................                     (18,532)
Net change in unrealized appreciation of investments...................                   1,676,113
Net change in unrealized depreciation of foreign currency contracts and
  translations.........................................................                       4,883
                                                                                         ----------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS International Equity Portfolio...............                   1,958,813
                                                                                         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                  $2,231,187
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.


                                     SAI-116

UBS International Equity Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS
                                                                                   ENDED JUNE       APRIL 2, 1996*
                                                                                    30, 1997            THROUGH
                                                                                   (UNAUDITED)     DECEMBER 31, 1996
                                                                                  -------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..........................................................    $    272,374       $   146,877
Net realized gain on securities and foreign currency transactions..............         277,817           135,557
Net change in unrealized appreciation of investments, foreign currency
  contracts and foreign currency translations..................................       1,680,996           340,608
                                                                                  -------------    -----------------
Net increase in net assets resulting from operations...........................       2,231,187           623,042
                                                                                  -------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................................         (57,133)         (136,578)
Net realized gains.............................................................         (37,703)          (94,755)
                                                                                  -------------    -----------------
Total dividends and distributions to shareholders..............................         (94,836)         (231,333)
                                                                                  -------------    -----------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...............................................      10,318,687        30,851,057
Net asset value of shares issued to shareholders in reinvestment of dividends
  and distributions............................................................          51,504           229,580
Cost of shares redeemed........................................................     (14,428,736)       (4,873,617)
                                                                                  -------------    -----------------
Net (decrease) increase in net assets from transactions in shares of common
  stock........................................................................      (4,058,545)       26,207,020
                                                                                  -------------    -----------------

NET (DECREASE) INCREASE IN NET ASSETS..........................................      (1,922,194)       26,598,729

NET ASSETS:
Beginning of period............................................................      26,623,729            25,000
                                                                                  -------------    -----------------
End of period (including undistributed net investment income of $233,263 and
  $18,022, respectively).......................................................    $ 24,701,535       $26,623,729
                                                                                  -------------    -----------------
                                                                                  -------------    -----------------

------------------------

* Commencement of operations.

See notes to financial statements.


                                     SAI-117

UBS International Equity Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS
                                                                                   ENDED JUNE       APRIL 2, 1996*
                                                                                    30, 1997            THROUGH
                                                                                   (UNAUDITED)     DECEMBER 31, 1996
                                                                                  -------------    -----------------
FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period...........................................      $102.84            $100.00
                                                                                  -------------    -----------------
Income from investment operations:
     Net investment income.....................................................         1.21               1.08
     Net realized and unrealized gain on investments, foreign currency
       contracts and foreign currency translations.............................        11.16               3.54
                                                                                  -------------    -----------------
     Total income from investment operations...................................        12.37               4.62
                                                                                  -------------    -----------------

Less dividends and distributions to shareholders:
     Dividends from net investment income......................................        (0.20)             (1.05)
     Distributions from net realized gains.....................................        (0.13)             (0.73)
                                                                                  -------------    -----------------
     Total dividends and distributions.........................................        (0.33)             (1.78)
                                                                                  -------------    -----------------
Net asset value, end of period.................................................      $114.88            $102.84
                                                                                  -------------    -----------------
                                                                                  -------------    -----------------
Total return...................................................................        12.05%(1)           4.65%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..................................      $24,702            $26,624
     Ratio of expenses to average net assets(2)................................         1.11%(3)           1.39%(3)
     Ratio of net investment income to average net assets(2)...................         2.18%(3)           1.78%(3)

------------------------

 * Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS International Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.03% (annualized) and 1.66% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.

                                     SAI-118

UBS International Equity Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS International Equity Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At June 30, 1997, the Company included three other funds, UBS Bond Fund, UBS U.S. Equity Fund and UBS Institutional International Equity Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS International Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (46.2% at June 30, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio. The amount of foreign withholding taxes deducted from the dividend income allocated to the Fund from the Portfolio is net of amounts the Fund expects to recover from foreign tax authorities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in


                                     SAI-119

UBS International Equity Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification. For the fiscal year ended December 31, 1996, the Fund increased accumulated undistributed net investment income by $7,723, decreased accumulated undistributed net realized gains by $2,984 and decreased paid-in capital by $4,739. Net investment income, net realized gains and net assets were not affected by this change.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $107,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company effective March 13, 1997, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. Prior to March 13, 1997, Signature Broker-Dealer Services, Inc. ('Signature') provided overall administrative services and general office facilities. As compensation for such services, the Company had agreed to pay Signature a fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature did not receive a fee on average daily net assets in excess of $200 million. For the six months ended June 30, 1997, the administrative services fee amounted to $7,109.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement effective March 13, 1997, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement. Prior to March 13, 1997, Signature served as the distributor of Fund shares. Signature did not receive any additional fees for services provided as the distributor.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1997, the shareholder service fee amounted to $31,308, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses. For the period from January 1, 1997 through April 14, 1997, the Fund's total operating expenses were limited to an annual rate of 0.95% of the Fund's average daily net assets. For the period from April 15, 1997 through June 30, 1997, the Fund's total operating expenses were limited to an annual rate of 1.40% of

                                     SAI-120

UBS International Equity Fund
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
the Fund's average daily net assets. For the six months ended June 30, 1997, UBS reimbursed the Fund for expenses totaling $54,223 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

4. CAPITAL SHARE TRANSACTIONS
At June 30, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                                                       PERIOD FROM
                                                                                      APRIL 2, 1996
                                                                    SIX MONTHS        (COMMENCEMENT
                                                                       ENDED         OF OPERATIONS)
                                                                   JUNE 30, 1997         THROUGH
                                                                    (UNAUDITED)     DECEMBER 31, 1996
                                                                   -------------    -----------------

Shares subscribed...............................................        98,361           304,954
Shares issued to shareholders in reinvestment
  of dividends and distributions................................           495             2,281
Shares redeemed.................................................      (142,712)          (48,608)
                                                                   -------------    -----------------
Net (decrease) increase in shares outstanding...................       (43,856)          258,627
                                                                   -------------    -----------------
                                                                   -------------    -----------------

                                     SAI-121

UBS International Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             COMMON STOCK -- 86.0%
             AUSTRALIA -- 5.3%
     32,000  Australia & New Zealand Bank Group (Banking & Finance)................................   $   239,976
     15,800  Australian National Industries (Metals & Mining)......................................        19,389
    254,362  Burns Philp & Co. (Food)..............................................................       473,991
     62,500  Coles Myer Ltd. (Retail)..............................................................       326,198
    138,400  Fosters Brewing Group (Beverages).....................................................       257,901
    189,100  Goodman Fielder Limited (Food)........................................................       279,324
    570,029  MIM Holdings (Metals & Mining)........................................................       846,322
     89,000  Pacific Dunlop Ltd. (Diversified).....................................................       264,277
     50,000  Pasminco Limited (Metals & Mining)....................................................       101,884
                                                                                                      -----------
                                                                                                        2,809,262
                                                                                                      -----------
             DENMARK -- 1.3%
      2,700  BG Bank A/S (Banking & Finance).......................................................       149,378
     10,500  Tele Danmark -- B Shares (Telecommunications).........................................       546,092
                                                                                                      -----------
                                                                                                          695,470
                                                                                                      -----------
             FRANCE -- 15.2%
      3,060  AXA Company (Banking & Finance).......................................................       190,420
      8,800  Alcatel Alsthom SA (Electrical & Electronics).........................................     1,102,718
     15,900  Banque Nationale de Paris (Banking & Finance).........................................       655,653
      4,500  Casino-Guichard-PE (Etabl Econ) (Food)................................................       222,874
      3,100  Compagnie de Saint Gobain (Building Materials)........................................       452,320
     84,000  Compagnie Financiere de Suez (Banking & Finance)......................................       206,657
      9,620  Groupe Danone (Food)..................................................................     1,590,367
     27,120  Moulinex (Household Appliances)*......................................................       743,393
      7,800  Pechiney SA -- A Shares (Metals & Mining).............................................       307,432
      2,050  Peugeot SA (Automotive)...............................................................       198,246
      1,460  Sefimeg (Societe Francaise d'Investissements Immobiliers et de Gestion)
               (Real Estate).......................................................................        93,215
     10,100  Societe Nationale Elf-Aquitaine (Energy Sources)......................................     1,090,219
     18,300  Thomson CSF (Defense Electronics).....................................................       471,715
      6,970  Total Cie Francaise des Petroles -- B Shares (Energy Sources).........................       704,891
                                                                                                      -----------
                                                                                                        8,030,120
                                                                                                      -----------
             GERMANY -- 6.9%
     34,300  Bayer AG (Chemicals)..................................................................     1,319,057
      1,500  MAN AG (Automotive & Heavy Machinery).................................................       462,201
      3,000  Schering AG (Pharmaceuticals).........................................................       320,786
      2,000  Volkswagen AG (Automotive)............................................................     1,534,357
                                                                                                      -----------
                                                                                                        3,636,401
                                                                                                      -----------
             GREAT BRITAIN -- 13.5%
    135,420  Allied Domecq PLC (Food & Beverages)..................................................       972,951
     81,900  B.A.T. Industries (Tobacco)...........................................................       732,976
    247,200  BG PLC (Natural Gas)..................................................................       909,637
    330,000  BTR Limited (Diversified).............................................................     1,129,154
     15,840  Bass PLC (Beverages)..................................................................       193,324
    247,200  Centrica (Energy Sources).............................................................       301,497
    113,000  Coats Viyella (Apparel & Textiles)....................................................       239,892
     53,000  MEPC British Registered (Real Estate).................................................       435,061
    178,000  Marley PLC (Building Materials).......................................................       370,474
    123,550  Northern Foods PLC (Food).............................................................       409,377
     43,950  Peninsular & Orient Steam (Transportation)............................................       439,074
     17,700  South West Water PLC (Utilities)......................................................       207,773
    209,750  Tarmac PLC (Building Materials).......................................................       436,555
     30,040  Thames Water PLC (Utilities)..........................................................       346,876
                                                                                                      -----------
                                                                                                        7,124,621
                                                                                                      -----------

------------------------
See notes to financial statements.

                                     SAI-122

UBS International Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------

             HONG KONG -- 0.2%
    548,000  Yizheng Chemical Fibre Co. (Chemicals)................................................   $    97,613

                                                                                                      -----------
             ITALY -- 1.3%
     89,800  Eni S.p.A. (Energy Sources)...........................................................       507,626
     31,500  La Rinascente S.p.A. (Food)...........................................................       174,766
                                                                                                      -----------
                                                                                                          682,392
                                                                                                      -----------
             JAPAN -- 21.5%
     11,000  Dai Nippon Printing Co. (Printing)....................................................       248,832
     11,000  Fuji Photo Film Co. (Photographic Equipment & Supplies)...............................       442,901
     80,000  Hitachi Ltd. (Hit. Seisakusho) (Electrical & Electronics).............................       894,362
     96,000  Ishikawajima Harima Heavy Industries (Machinery)......................................       377,309
     28,000  JGC Engineering & Constructuction Corp. (Engineering).................................       193,196
         68  Japan Tobacco Inc. (Tobacco)..........................................................       537,491
     49,000  Japan Wool Textile Co. (Apparel & Textiles)...........................................       345,797
     45,000  Kajima Corp. (Building & Construction)................................................       263,723
     49,000  Kansai Paint Co. (Chemicals)..........................................................       202,856
     14,000  Kao Corp. (Household Products)........................................................       194,419
     33,000  Koito Manufacturing Co., Ltd. (Automotive -- Parts & Equipment).......................       252,483
     36,000  Marudai Food Co., Ltd. (Food).........................................................       158,470
     33,000  Matsushita Electric Industries (Electrical & Electronics).............................       665,793
    150,000  Mitsubishi Chemical Corp. (Chemicals).................................................       489,978
     47,000  Mitsubishi Estate Co. (Real Estate)...................................................       681,427
     27,000  Mitsubishi Heavy Industries (Aerospace/Defense Equipment).............................       207,284
     45,000  Nihon Cement Co. (Building Materials).................................................       215,381
     34,000  Nikko Securities Co. (Investment Banking).............................................       209,354
    111,000  Nippon Yusen Kabushiki Kaish (Shipping)...............................................       431,416
     47,250  Nissan Fire & Marine Insurance (Insurance)............................................       259,990
     58,000  Nisshinbo Industries Inc. (Apparel & Textiles)........................................       526,835
     16,000  Sanwa Bank Ltd. (Banking & Finance)...................................................       237,565
      3,900  Sony Corp. (Electrical & Electronics).................................................       340,286
     53,000  Sumitomo Marine & Fire (Insurance)....................................................       435,128
     77,000  Tokyo Gas (Energy Sources)............................................................       213,861
     69,000  Toray Industries Inc. (Chemicals).....................................................       492,362
      9,000  Tostem Corporation (Building & Construction)..........................................       249,181
     10,000  Uny Co. (Retail)......................................................................       195,642
        115  West Japan Railway (Transportation)...................................................       450,980
     35,000  Yamaha Motor Co. (Automotive).........................................................       348,487
     23,000  Yamanouchi Pharmaceutical (Pharmaceuticals)...........................................       618,717
                                                                                                      -----------
                                                                                                       11,381,506
                                                                                                      -----------
             NETHERLANDS -- 4.7%
      6,800  Akzo Nobel (Chemicals)................................................................       932,552
     12,587  Internationale Nederlanden Groep NV (Banking & Finance)...............................       580,741
     18,700  Koninklijke Papierfabrieken BT NV (Paper & Forest Products)...........................       426,148
      4,800  Philips Electronics NV (Electronics)..................................................       344,063
      5,040  Royal PTT Nederland (Telecommunications)..............................................       197,849
                                                                                                      -----------
                                                                                                        2,481,353
                                                                                                      -----------
             NEW ZEALAND -- 0.7%
     10,300  Ceramco Corp. Ltd. (Diversified)......................................................        10,216
     43,840  Fletcher Challenge Forestry Shares (Forest Products)..................................        63,735
    116,000  Fletcher Challenge Paper Shares (Paper & Forest Products).............................       281,332
                                                                                                      -----------
                                                                                                          355,283
                                                                                                      -----------

------------------------
See notes to financial statements.

                                     SAI-123

UBS International Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             NORWAY -- 0.1%
      3,600  Bergesen D.Y. ASA (Transportation)....................................................   $    85,521
                                                                                                      -----------
             SINGAPORE -- 2.1%
    280,579  Dairy Farm International Holdings (Food)..............................................       210,434
    125,696  Hong Kong Land Holdings (Real Estate).................................................       334,351
     29,765  Jardine Matheson Holdings (Diversified)...............................................       211,332
     46,000  Keppel Corp. Ltd. (Diversified).......................................................       204,309
      7,250  Keppel Corp. Ltd. -- A Shares (Diversified)...........................................        31,440
    110,000  United Overseas Land Ltd. (Real Estate)...............................................       149,262
                                                                                                      -----------
                                                                                                        1,141,128
                                                                                                      -----------
             SOUTH KOREA -- 1.8%
     22,000  Hyundai Motor Co. GDR (Automotive)....................................................       226,050
      1,870  Hyundai Motor Co., Ltd. (Automotive)..................................................        56,016
      1,360  Korea Housing Bank (Banking & Finance)................................................        25,897
        220  Korea Mobile Telecom Corp. (Telecommunications).......................................       166,434
      8,720  Korean Air (Airlines)*................................................................       178,750
     11,310  Shinhan Bank (Banking & Finance)......................................................       166,020
      5,600  Yukong Ltd. (Energy Sources)..........................................................       135,586
                                                                                                      -----------
                                                                                                          954,753
                                                                                                      -----------
             SPAIN -- 1.0%
     46,530  Uralita (Building Materials)..........................................................       519,668
                                                                                                      -----------
             SWEDEN -- 3.1%
     13,050  Electrolux (Household Appliances).....................................................       941,958
     10,000  Granges AB (Metals & Mining)..........................................................       132,590
      6,000  Sparbanken Sverige (Banking & Finance)................................................       133,495
     26,000  Stora Kopparbergs -- A Shares (Paper & Forest Products)...............................       420,407
                                                                                                      -----------
                                                                                                        1,628,450
                                                                                                      -----------
             SWITZERLAND -- 6.1%
         41  Bobst AG (Machinery)..................................................................        69,677
        600  Forbo Holding (Building Materials)....................................................       259,028
      1,330  Nestle SA (Food & Beverages)..........................................................     1,755,348
        555  Novartis (Pharmaceuticals)............................................................       887,665
        210  Schindler Holding AG (Machinery)......................................................       262,626
                                                                                                      -----------
                                                                                                        3,234,344
                                                                                                      -----------
             THAILAND -- 1.2%
     14,000  Bangkok Bank Public Company, Ltd. (Banking & Finance).................................       100,080
     15,000  Italian-Thai Development PLC (Building & Construction)................................        35,241
     45,000  Shinawatra Computer Company (Technology)..............................................       323,494
     23,000  Thai Farmers Bank Public Co. Ltd. (Banking & Finance).................................       101,606
     58,000  Thai Military Bank, Ltd. (Banking & Finance)..........................................        67,550
                                                                                                      -----------
                                                                                                          627,971
                                                                                                      -----------

             TOTAL COMMON STOCK (COST $40,708,713).................................................    45,485,856
                                                                                                      -----------

             CONVERTIBLE PREFERRED STOCK -- 0.7%
             JAPAN -- 0.7%
 42,000,000  Sakura Finance, Series II, 0.75%, due 10/01/01** (Banking & Finance)
               (Cost $376,462).....................................................................       371,414
                                                                                                      -----------

------------------------
See notes to financial statements.

                                     SAI-124

UBS International Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             CONTINGENT VALUE RIGHTS -- 0.0%
             FRANCE -- 0.0%
      3,060  AXA Company (Banking & Finance) (Cost $0).............................................   $    11,878
                                                                                                      -----------

             COMMON STOCK RIGHTS -- 0.0%
             ITALY -- 0.0%
     31,500  La Rinascente S.p.A. (Food) (Cost $0).................................................         5,133
                                                                                                      -----------

TOTAL INVESTMENTS AT MARKET VALUE -- 86.7%
  (COST $41,085,175)...............................................................................    45,874,281
OTHER ASSETS IN EXCESS OF LIABILITIES -- 13.3%.....................................................     7,032,073
                                                                                                      -----------
NET ASSETS -- 100.0%...............................................................................   $52,906,354
                                                                                                      -----------
                                                                                                      -----------

------------------------
GDR -- Global Depository Receipts.
*  Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, the value of this security amounted to $371,414 or 0.7% of net assets.
Note: Based upon the cost of investments of $41,085,175 for Federal Income Tax purposes at June 30, 1997, the aggregate gross unrealized appreciation and depreciation was $6,178,399 and $1,389,293, respectively, resulting in net unrealized appreciation of $4,789,106.

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                        FOREIGN                          U.S. DOLLAR      U.S. DOLLAR
                                                        CURRENCY        U.S. DOLLAR       VALUE AT       NET UNREALIZED
           CURRENCY AND SETTLEMENT DATE                UNITS SOLD        PROCEEDS       JUNE 30, 1997     APPRECIATION
--------------------------------------------------   --------------    -------------    -------------    --------------

SALE CONTRACTS
German Deutsche Mark, 7/01/97                            404,586         $ 234,339        $ 232,172          $2,167
Norwegian Krone, 7/02/97                                 500,195            68,239           66,679           1,560
                                                                                                            -------
                                                                                                             $3,727
                                                                                                            -------
                                                                                                            -------

See notes to financial statements.

                                     SAI-125

UBS International Equity Portfolio
Schedule of Investments
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

SUMMARY OF INDUSTRY DIVERSIFICATION

                                                                                                         PERCENT OF
                                       INDUSTRY DIVERSIFICATION                                          NET ASSETS
------------------------------------------------------------------------------------------------------   ----------
Chemicals.............................................................................................        6.7%
Food..................................................................................................        6.7%
Banking & Finance.....................................................................................        6.1%
Electrical & Electronics..............................................................................        5.7%
Food & Beverages......................................................................................        5.2%
Energy Sources........................................................................................        4.9%
Building Materials....................................................................................        4.3%
Automotive............................................................................................        3.6%
Pharmaceuticals.......................................................................................        3.5%
Real Estate...........................................................................................        3.2%
Household Appliances..................................................................................        3.2%
Metals & Mining.......................................................................................        3.1%
Diversified...........................................................................................        3.0%
Tobacco...............................................................................................        2.4%
Transportation........................................................................................        2.2%
Natural Gas...........................................................................................        2.1%
Apparel & Textiles....................................................................................        2.1%
Paper & Forest Products...............................................................................        2.1%
Telecommunications....................................................................................        1.7%
Machinery.............................................................................................        1.3%
Insurance.............................................................................................        1.3%
Utilities.............................................................................................        1.0%
Retail................................................................................................        1.0%
Automotive & Heavy Machinery..........................................................................        0.9%
Beverages.............................................................................................        0.9%
Defense Electronics...................................................................................        0.9%
Heavy Machinery.......................................................................................        0.9%
Shipping..............................................................................................        0.8%
Photographic Equipment & Supplies.....................................................................        0.8%
Electronics...........................................................................................        0.7%
Building & Construction...............................................................................        0.6%
Technology............................................................................................        0.6%
Automotive -- Parts & Equipment.......................................................................        0.5%
Printing..............................................................................................        0.5%
Household Products....................................................................................        0.4%
Aerospace/Defense Equipment...........................................................................        0.4%
Investment Banking....................................................................................        0.4%
Airlines..............................................................................................        0.3%
Engineering...........................................................................................        0.3%
Oil Refining..........................................................................................        0.2%
Forest Products.......................................................................................        0.1%
Industrial-Diversified................................................................................        0.1%
                                                                                                         ----------
Total Portfolio Holdings..............................................................................       86.7%
Other assets in excess of liabilities.................................................................       13.3%
                                                                                                         ----------
Total Net Assets......................................................................................      100.0%
                                                                                                         ----------
                                                                                                         ----------

------------------------
See notes to financial statements.

                                     SAI-126

UBS International Equity Portfolio
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $41,085,175)..........................................    $45,874,281
Cash..............................................................................      7,253,197
Foreign currency (cost $916,413)..................................................        901,456
Receivable for investment securities sold.........................................        735,605
Dividends receivable..............................................................        207,688
Interest receivable...............................................................         33,445
Unrealized appreciation on open forward foreign currency contracts................          3,727
Deferred organization expenses and other assets...................................         30,728
                                                                                      -----------
     Total Assets.................................................................     55,040,127
                                                                                      -----------

LIABILITIES:
Investment advisory fees payable..................................................         20,832
Administrative services fees payable..............................................          8,912
Payable for investment securities purchased.......................................      2,030,600
Other accrued expenses............................................................         73,429
                                                                                      -----------
     Total Liabilities............................................................      2,133,773
                                                                                      -----------

NET ASSETS........................................................................    $52,906,354
                                                                                      -----------
                                                                                      -----------

COMPOSITION OF NET ASSETS:
Paid-in capital for beneficial interests..........................................    $52,906,354
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

                                     SAI-127

UBS International Equity Portfolio
Statement of Operations
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $146,199)....................   $505,077
Interest..................................................................    145,800
                                                                             --------
     Investment income....................................................                $  650,877

EXPENSES
Investment advisory fees..................................................    180,965
Administrative services fees..............................................     12,963
Custodian fees and expenses...............................................     46,550
Fund accounting fees......................................................     22,165
Audit fees................................................................     19,701
Amortization of organization expenses.....................................      4,889
Legal fees................................................................      4,010
Trustees' fees............................................................      3,968
Insurance expense.........................................................      3,186
Miscellaneous expenses....................................................      1,230
                                                                             --------
     Total expenses.......................................................    299,627
     Less: Fee waiver.....................................................    (74,515)
                                                                             --------
     Net expenses.........................................................                   225,112
                                                                                          ----------
Net investment income.....................................................                   425,765
                                                                                          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities transactions..............................                   474,001
Net realized loss on foreign currency transactions........................                   (29,098)
Net change in unrealized appreciation of investments......................                 4,415,204
Net change in unrealized depreciation of foreign currency contracts and
  translations............................................................                    13,061
                                                                                          ----------
Net realized and unrealized gain on investments...........................                 4,873,168
                                                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                $5,298,933
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

                                     SAI-128

UBS International Equity Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED         APRIL 2, 1996*
                                                                   JUNE 30, 1997         THROUGH
                                                                    (UNAUDITED)     DECEMBER 31, 1996
                                                                   -------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income...........................................   $     425,765      $     483,834
Net realized gain on securities and foreign currency
  transactions..................................................         444,903            372,215
Net change in unrealized appreciation of investments, foreign
  currency contracts and foreign currency translations..........       4,428,265            367,572
                                                                   -------------    -----------------
Net increase in net assets resulting from operations............       5,298,933          1,223,621
                                                                   -------------    -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions.....................................      25,766,560         60,373,286
Value of withdrawals............................................     (19,705,718)       (20,050,328)
                                                                   -------------    -----------------
Net increase in net assets from capital transactions............       6,060,842         40,322,958
                                                                   -------------    -----------------

NET INCREASE IN NET ASSETS......................................      11,359,775         41,546,579

NET ASSETS:
Beginning of period.............................................      41,546,579          --
                                                                   -------------    -----------------
End of period...................................................   $  52,906,354      $  41,546,579
                                                                   -------------    -----------------
                                                                   -------------    -----------------

------------------------

* Commencement of operations.

See notes to financial statements.

                                     SAI-129

UBS International Equity Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                        ENDED         APRIL 2, 1996*
                                                                    JUNE 30, 1997         THROUGH
                                                                     (UNAUDITED)     DECEMBER 31, 1996
                                                                    -------------    -----------------
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)...................      $52,906            $41,547
     Average commission rate per share(1)........................      $  0.03            $  0.02
     Ratio of expenses to average net assets(2)..................         1.06%(3)           0.88%(3)
     Ratio of net investment income to
       average net assets(2).....................................         2.00%(3)           2.07%(3)
     Portfolio turnover..........................................           15%                42%

------------------------

* Commencement of operations.
(1) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.
(2) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.35% (annualized) and 0.79% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.

                                     SAI-130

UBS International Equity Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS International Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS International Investment London Limited ('UBSII') is the sub-adviser of the Portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Options on stock indices traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of trading on such exchanges.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the pricing of the Portfolio, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at period-end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at period-end are not separately presented.

                                     SAI-131

UBS International Equity Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at period-end to credit loss in the event of a counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Recoveries of foreign taxes withheld from the Portfolio's income are generally recorded, where applicable, by the funds investing in the Portfolio. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $40,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSII and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser and UBSII as investment sub-adviser. UBSII makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.85% of the Portfolio's average daily net

                                     SAI-132

UBS International Equity Portfolio
Notes to Financial Statements
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
assets. UBS, in turn, has agreed to pay UBSII a fee, accrued daily and payable monthly, at an annual rate of 0.75% of the Portfolio's first $20 million average daily net assets, 0.50% of the next $30 million average daily net assets and 0.40% of the Portfolio's average daily net assets in excess of $50 million. For the six months ended June 30, 1997, the investment advisory fee amounted to $180,965. UBS voluntarily agreed to waive $74,515 of this amount.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, effective March 13, 1997, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. Prior to March 13, 1997, Signature Financial Group (Grand Cayman), Ltd. ('SFG') provided overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio had agreed to pay SFG an administrative services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, the administrative services fee amounted to $12,963.

4. PURCHASES AND SALES OF INVESTMENTS
For the six months ended June 30, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated $11,178,601 and $5,662,629, respectively.

                                     SAI-133

UBS Institutional International Equity Fund
Statement of Assets and Liabilities
August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust --  UBS International Equity Portfolio,
  at value..........................................................................     $13,622,640
Tax reclaims receivable.............................................................          27,390
Receivable from funds services agent................................................           8,879
Deferred organization expenses and other assets.....................................          26,053
                                                                                         -----------
          Total Assets..............................................................      13,684,962
                                                                                         -----------

LIABILITIES:
Administrative services fees payable................................................           1,998
Organization expenses payable.......................................................          19,478
Other accrued expenses..............................................................          24,839
                                                                                         -----------
          Total Liabilities.........................................................          46,315
                                                                                         -----------

NET ASSETS..........................................................................     $13,638,647
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         126,547
                                                                                         -----------
                                                                                         -----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................         $107.78
                                                                                         -----------
                                                                                         -----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       127
Additional paid-in capital..........................................................      12,654,565
Net unrealized appreciation of investments, foreign currency contracts and foreign
  currency translations.............................................................         702,941
Accumulated undistributed net investment income.....................................         121,631
Accumulated undistributed net realized gains on securities and foreign currency
  transactions......................................................................         159,383
                                                                                         -----------
          Net Assets................................................................     $13,638,647
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

                                     SAI-134

UBS Institutional International Equity Fund
Statement of Operations
For the Period April 14, 1997 (Commencement of Operations) through August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust --  UBS International Equity Portfolio
     Dividends (net of foreign withholding tax of $2,431)..................    $134,356
     Interest..............................................................      38,085
                                                                               --------
     Investment income.....................................................                 $172,441
     Total expenses........................................................      68,066
     Less: Fee waiver......................................................     (18,653)
                                                                               --------
     Net expenses..........................................................                   49,413
                                                                                            --------
Net Investment Income from UBS Investor Portfolios Trust --
  UBS International Equity Portfolio.......................................                  123,028

EXPENSES
Administrative services fees...............................................       3,477
Reports to shareholders expense............................................      13,411
Audit fees.................................................................       6,062
Transfer agent fees........................................................       5,754
Registration fees..........................................................       4,470
Fund accounting fees.......................................................       3,451
Legal fees.................................................................       2,877
Amortization of organization expenses......................................       2,071
Directors' fees............................................................       1,207
Miscellaneous expenses.....................................................       1,918
                                                                               --------
     Total expenses........................................................      44,698
     Less: Expense reimbursements..........................................     (43,301)
                                                                               --------
     Net expenses..........................................................                    1,397
                                                                                            --------
Net investment income......................................................                  121,631
                                                                                            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST --  UBS INTERNATIONAL EQUITY PORTFOLIO
Net realized gain on securities transactions...............................                  161,952
Net realized loss on foreign currency transactions.........................                   (2,568)
Net change in unrealized appreciation of investments.......................                  703,395
Net change in unrealized appreciation of foreign currency contracts and
  translations.............................................................                     (454)
                                                                                            --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust --  UBS International Equity Portfolio..................                  862,325
                                                                                            --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................                 $983,956
                                                                                            --------
                                                                                            --------

------------------------
See notes to financial statements.

                                     SAI-135

UBS Institutional International Equity Fund
Statement of Changes in Net Assets
For the Period April 14, 1997 (Commencement of Operations) through August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income................................................................    $   121,631
Net realized gain on securities and foreign currency transactions....................        159,384
Net change in unrealized appreciation of investments, foreign currency contracts and
  foreign currency translations......................................................        702,941
                                                                                         -----------
Net increase in net assets resulting from operations.................................        983,956
                                                                                         -----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.....................................................     12,654,691
                                                                                         -----------

NET INCREASE IN NET ASSETS...........................................................     13,638,647

NET ASSETS:
Beginning of period..................................................................        --
                                                                                         -----------
End of period (including undistributed net investment income of $121,631)............    $13,638,647
                                                                                         -----------
                                                                                         -----------


------------------------
See notes to financial statements.

                                     SAI-136

UBS Institutional International Equity Fund
Financial Highlights
For the Period April 14, 1997 (Commencement of Operations) through August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------


FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period...........................................           $100.00
                                                                                          -------
Income from investment operations:
     Net investment income.....................................................              0.96
     Net realized and unrealized gain on investments, foreign currency
       contracts and foreign currency translations.............................              6.82
                                                                                          -------
     Total income from investment operations...................................              7.78
                                                                                          -------

Net asset value, end of period.................................................           $107.78
                                                                                          -------
                                                                                          -------
Total return...................................................................              7.78%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..................................           $13,639
     Ratio of expenses to average net assets(2)................................              0.95%(3)
     Ratio of net investment income to average net assets(2)...................              2.31%(3)


------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS International Equity Portfolio expenses and net of fee waiver and expense reimbursements. Such fee waiver and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.18% (annualized).
(3) Annualized.

See notes to financial statements.

                                     SAI-137

UBS Institutional International Equity Fund
Notes to Financial Statements
August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS Institutional International Equity Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At August 29, 1997, the Company included three other funds, UBS Bond Fund, UBS U.S. Equity Fund and UBS International Equity Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS International Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (27.2% at August 29, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio. The amount of foreign withholding taxes deducted from the dividend income allocated to the Fund from the Portfolio is net of amounts the Fund expects to recover from foreign tax authorities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in

                                     SAI-138

UBS Institutional International Equity Fund
Notes to Financial Statements
August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------
nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $27,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 14, 1997).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company effective March 13, 1997, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the period April 14, 1997 (commencement of operations) through August 29, 1997, the administrative services fee amounted to $3,477.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement with the Company, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any compensation pursuant to this agreement.

D. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses. For the period April 14, 1997 (commencement of operations) through August 29, 1997, the Fund's total operating expenses were limited to an annual rate of 0.95% of the Fund's average daily net assets. During this period, UBS reimbursed the Fund for expenses totaling $43,301 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.


4. CAPITAL SHARE TRANSACTIONS
At August 29, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. For the period April 14, 1997 (commencement of operations) through August 29, 1997 there were 126,547 shares subscribed.

                                     SAI-139

UBS International Equity Portfolio
Schedule of Investments
August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             COMMON STOCK -- 83.1%
             AUSTRALIA -- 4.8%
     32,000  Australia & New Zealand Bank Group (Banking & Finance)................................   $   230,041
     15,800  Australian National Industries (Metals & Mining)......................................        18,118
    254,362  Burns Philp & Co. (Food)..............................................................       446,855
     62,500  Coles Myer Ltd. (Retail)..............................................................       291,218
    138,400  Fosters Brewing Group (Beverages).....................................................       261,448
    160,100  Goodman Fielder Limited (Food)........................................................       229,479
    715,029  MIM Holdings (Metals & Mining)........................................................       856,699
     89,000  Pacific Dunlop Ltd. (Diversified).....................................................       228,968
     50,000  Pasminco Limited (Metals & Mining)....................................................        90,521
                                                                                                      -----------
                                                                                                        2,653,347
                                                                                                      -----------
             DENMARK -- 1.4%
      4,440  BG Bank A/S (Banking & Finance).......................................................       237,557
     10,500  Tele Danmark -- B shares (Telecommunications).........................................       549,578
                                                                                                      -----------
                                                                                                          787,135
                                                                                                      -----------
             FRANCE -- 12.9%
      3,060  AXA Company (Banking & Finance).......................................................       194,863
      8,800  Alcatel Alsthom SA (Electrical & Electronics).........................................     1,077,338
     18,768  Banque Nationale de Paris (Banking & Finance).........................................       799,860
      4,330  Compagnie de Saint Gobain (Building Materials)........................................       594,224
     10,950  Groupe Danone (Food)..................................................................     1,628,842
     27,120  Moulinex (Household Appliances)*......................................................       655,999
      4,941  Pechiney SA -- A shares (Metals & Mining).............................................       213,341
      1,460  Sefimeg (Societe Francaise d'Investissements Immobiliers et de Gestion) (Real
               Estate).............................................................................        96,577
     11,000  Societe Nationale Elf-Aquitaine (Energy Sources)......................................     1,221,780
      2,048  Suez Lyonnaise des Eaux (Building & Construction).....................................       205,905
      5,070  Total Cie Francaise des Petroles -- B shares (Energy Sources).........................       474,697
                                                                                                      -----------
                                                                                                        7,163,426
                                                                                                      -----------
             GERMANY -- 6.7%
     34,300  Bayer AG (Chemicals)..................................................................     1,261,275
      2,050  MAN AG (Automotive & Heavy Machinery).................................................       561,877
      4,500  Schering AG (Pharmaceuticals).........................................................       437,791
      2,000  Volkswagen AG (Automotive)............................................................     1,434,109
                                                                                                      -----------
                                                                                                        3,695,052
                                                                                                      -----------
             GREAT BRITAIN -- 15.0%
     79,760  Safeway PLC (Food)....................................................................       484,991
    150,420  Allied Domecq PLC (Food & Beverages)..................................................     1,137,822
    247,200  BG PLC (Natural Gas)..................................................................     1,082,254
    330,000  BTR Limited (Diversified).............................................................     1,166,507
     81,900  B.A.T. Industries (Tobacco)...........................................................       685,916
     38,540  Bass PLC (Beverages)..................................................................       516,814
    247,200  Centrica (Energy Sources).............................................................       355,741
    113,000  Coats Viyella (Apparel & Textiles)....................................................       217,127
    178,000  Marley PLC (Building Materials).......................................................       317,490
     53,000  MEPC British Registered (Real Estate).................................................       402,627
    123,550  Northern Foods PLC (Food).............................................................       439,738
     45,650  Peninsular & Orient Steam (Transportation)............................................       481,140
     17,700  South West Water PLC (Utilities)......................................................       232,905
    209,750  Tarmac PLC (Building Materials).......................................................       403,030
     30,040  Thames Water PLC (Utilities)..........................................................       386,026
                                                                                                      -----------
                                                                                                        8,310,128
                                                                                                      -----------

------------------------
See notes to financial statements.

                                     SAI-140

UBS International Equity Portfolio
Schedule of Investments
August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             INDONESIA -- 0.1%
    246,000  PT Bank Internasional Indonesia -- Foreign Shares (Banking & Finance).................   $    68,449
                                                                                                      -----------
             ITALY -- 1.3%
     89,800  Eni S.p.A. (Energy Sources)...........................................................       496,795
     37,800  La Rinascente S.p.A. (Food)...........................................................       231,041
                                                                                                      -----------
                                                                                                          727,836
                                                                                                      -----------
             JAPAN -- 21.3%
     11,000  Dai Nippon Printing Co. (Printing)....................................................       229,233
     11,000  Fuji Photo Film Co. (Photographic Equipment & Supplies)...............................       422,080
     80,000  Hitachi Ltd. (Hit. Seisakusho) (Electrical & Electronics).............................       734,339
    128,000  Ishikawajima Harima Heavy Industries (Machinery)......................................       389,531
         68  Japan Tobacco Inc. (Tobacco)..........................................................       544,900
     69,000  Japan Wool Textile Co. (Apparel & Textiles)...........................................       410,833
     28,000  JGC Engineering & Constructuction Corp. (Engineering).................................       118,090
     51,000  Kajima Corp. (Building & Construction)................................................       267,389
     72,000  Kansai Paint Co. (Chemicals)..........................................................       232,805
     14,000  Kao Corp. (Household Products)........................................................       206,078
     66,000  Koito Manufacturing Co., Ltd. (Automotive -- Parts & Equipment).......................       480,298
     36,000  Marudai Food Co., Ltd. (Food).........................................................       121,761
     33,000  Matsushita Electric Industries (Electrical & Electronics).............................       605,830
    150,000  Mitsubishi Chemical Corp. (Chemicals).................................................       390,738
     47,000  Mitsubishi Estate Co. (Real Estate)...................................................       656,853
     27,000  Mitsubishi Heavy Industries (Aerospace/Defense Equipment).............................       178,400
     79,000  Nihon Cement Co. (Building Materials).................................................       233,881
     80,000  Nikko Securities Co. (Banking & Finance)..............................................       376,432
    149,000  Nippon Yusen Kabushiki Kaish (Shipping)...............................................       535,993
     47,250  Nissan Fire & Marine Insurance (Insurance)............................................       207,091
     58,000  Nisshinbo Industries Inc. (Apparel & Textiles)........................................       374,116
     16,000  Sanwa Bank Ltd. (Banking & Finance)...................................................       198,470
      3,900  Sony Corp. (Electrical & Electronics).................................................       338,640
     53,000  Sumitomo Marine & Fire (Insurance)....................................................       354,137
    213,000  Tokyo Gas (Natural Gas)...............................................................       510,812
     26,000  Tokyo Steel Manufacturing (Metals & Mining)...........................................       510,924
     69,000  Toray Industries Inc. (Chemicals).....................................................       456,481
     25,000  Tostem Corporation (Metals & Mining)..................................................       518,917
     10,000  Uny Co. (Retail)......................................................................       182,758
        139  West Japan Railway (Transportation)...................................................       477,031
     35,000  Yamaha Motor Co. (Automotive).........................................................       315,485
     23,000  Yamanouchi Pharmaceutical (Pharmaceuticals)...........................................       547,778
                                                                                                      -----------
                                                                                                       11,828,104
                                                                                                      -----------
             NETHERLANDS -- 4.6%
      7,800  Akzo Nobel (Chemicals)................................................................     1,208,732
      9,387  Internationale Nederlanden Groep NV (Banking & Finance)...............................       408,431
     18,700  Koninklijke Papierfabrieken BT NV (Paper & Forest Products)...........................       401,765
      4,800  Philips Electronics NV (Electronics)..................................................       341,475
      5,040  Royal PTT Nederland (Telecommunications)..............................................       178,655
                                                                                                      -----------
                                                                                                        2,539,058
                                                                                                      -----------
             NEW ZEALAND -- 0.5%
     10,300  Ceramco Corp. Ltd. (Diversified)......................................................        10,528
     43,840  Fletcher Challenge Forestry Shares (Forest Products)..................................        51,533
    116,000  Fletcher Challenge Paper Shares (Paper & Forest Products).............................       234,177
                                                                                                      -----------
                                                                                                          296,238
                                                                                                      -----------

------------------------
See notes to financial statements.

                                     SAI-141

UBS International Equity Portfolio
Schedule of Investments
August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        MARKET
  SHARES                                      SECURITY DESCRIPTION                                       VALUE
-----------  --------------------------------------------------------------------------------------   -----------
             SINGAPORE -- 2.5%
    280,579  Dairy Farm International Holdings (Food)..............................................   $   235,686
     79,696  Hong Kong Land Holdings (Real Estate).................................................       230,321
     29,765  Jardine Matheson Holdings (Diversified)...............................................       208,355
    141,250  Keppel Corp., Ltd. (Transportation)...................................................       504,631
    180,000  United Overseas Land Ltd. (Real Estate)...............................................       208,406
                                                                                                      -----------
                                                                                                        1,387,399
                                                                                                      -----------
             SOUTH KOREA -- 1.5%
     25,000  Hyundai Motor Co. GDR (Automotive)....................................................       190,625
      1,870  Hyundai Motor Co., Ltd. (Automotive)..................................................        56,359
      1,360  Korea Housing Bank (Banking & Finance)................................................        28,791
        220  Korea Mobile Telecom Corp. (Telecommunications).......................................       166,625
      8,720  Korean Air (Airlines)*................................................................       132,061
     11,310  Shinhan Bank (Banking & Finance)......................................................       115,817
      5,600  Yukong Ltd. (Oil Refining)............................................................       128,443
                                                                                                      -----------
                                                                                                          818,721
                                                                                                      -----------
             SPAIN -- 0.8%
     41,692  Uralita (Building Materials)..........................................................       416,565
                                                                                                      -----------
             SWEDEN -- 2.7%
     13,050  Electrolux (Household Appliances).....................................................       927,199
      8,000  Sparbanken Sverige (Banking & Finance)................................................       173,564
     26,000  Stora Kopparbergs -- A shares (Paper & Forest Products)...............................       412,342
                                                                                                      -----------
                                                                                                        1,513,105
                                                                                                      -----------
             SWITZERLAND -- 5.5%
         41  Bobst AG (Machinery)..................................................................        63,066
        600  Forbo Holding (Building Materials)....................................................       248,665
      1,450  Nestle SA (Food & Beverages)..........................................................     1,684,971
        555  Novartis (Pharmaceuticals)............................................................       785,854
        210  Schindler Holding AG (Machinery)......................................................       265,189
                                                                                                      -----------
                                                                                                        3,047,745
                                                                                                      -----------
             THAILAND -- 1.5%
     39,000  Bangkok Bank Public Company, Ltd. (Banking & Finance).................................       193,284
     15,000  Italian-Thai Development PLC (Building & Construction)................................        26,833
     58,000  Shinawatra Computer Company -- Foreign Shares (Technology)............................       289,150
      5,000  Shinawatra Computer Company -- Local Shares (Technology)..............................        22,287
     45,350  TelecomAsia Corp. -- Foreign Shares (Telecommunications)..............................        39,897
     44,650  TelecomAsia Corp. -- Local Shares (Telecommunications)................................        36,335
     60,000  Thai Farmers Bank Public Co., Ltd. (Banking & Finance)................................       172,434
     58,000  Thai Military Bank, Ltd. (Banking & Finance)..........................................        40,821
                                                                                                      -----------
                                                                                                          821,041
                                                                                                      -----------

             TOTAL COMMON STOCK (COST $44,868,312).................................................    46,073,349
                                                                                                      -----------

             CONVERTIBLE PREFERRED STOCK -- 1.7%
             JAPAN -- 1.7%
114,000,000  Sakura Finance, Series II, 0.75%, due 10/01/01** (Banking & Finance)
               (Cost $988, 849)....................................................................       942,733
                                                                                                      -----------

------------------------
See notes to financial statements.

                                     SAI-142

UBS International Equity Portfolio
Schedule of Investments
August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------

   FACE                                                                                                   MARKET
  VALUE                            SECURITY DESCRIPTION                         COUPON      MATURITY       VALUE
----------   ----------------------------------------------------------------   ------      --------    -----------
             TIME DEPOSIT -- 4.9%
             UNITED STATES -- 4.9%
             Investors Bank and Trust Co. (Banking & Finance)
$2,700,000   (Cost $2,700,000)...............................................    5.20 %       9/2/97    $ 2,700,000
                                                                                                        -----------
TOTAL INVESTMENTS AT MARKET VALUE -- 89.7%
  (COST $48,557,161)................................................................................     49,716,082
OTHER ASSETS IN EXCESS OF LIABILITIES -- 10.3%......................................................      5,717,936
                                                                                                        -----------
NET ASSETS -- 100.0%................................................................................    $55,434,018
                                                                                                        -----------
                                                                                                        -----------

------------------------
GDR -- Global Depository Receipts.
*  Non-Income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 1997, the value of this security amounted to $942,733 or 1.7% of net assets.
Note: Based upon the cost of investments of $48,557,161 for Federal Income Tax purposes at August 29, 1997, the aggregate gross unralized appreciation and depreciation was $4,628,751 and $3,469,830, respectively, resulting in net unrealized appreciation of $1,158,921.

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                          FOREIGN                       U.S. DOLLAR       U.S. DOLLAR
                                                          CURRENCY     U.S. DOLLAR       VALUE AT        NET UNREALIZED
             CURRENCY AND SETTLEMENT DATE                UNITS SOLD       COST        AUGUST 29, 1997     DEPRECIATION
------------------------------------------------------   ----------    -----------    ---------------    --------------
PURCHASE CONTRACTS
Australian Dollar, 9/03/97                                 242,235        181,022         178,074           $ (2,948)
Singapore Dollar, 9/03/97                                   69,875         46,405          46,233               (172)
                                                                                                         --------------
                                                                                                            $ (3,120)
                                                                                                         --------------
                                                                                                         --------------

See notes to financial statements.

                                     SAI-143

UBS International Equity Portfolio
Statement of Assets and Liabilities
August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $48,557,161)..........................................    $49,716,082
Cash..............................................................................      5,943,362
Foreign currency (cost $916,413)..................................................        135,731
Receivable for investment securities sold.........................................        187,613
Dividends receivable..............................................................         53,472
Interest receivable...............................................................         25,395
Deferred organization expenses and other assets...................................         28,409
                                                                                      -----------
     Total Assets.................................................................     56,090,064
                                                                                      -----------

LIABILITIES:
Investment advisory fees payable..................................................         24,446
Administrative services fees payable..............................................          9,988
Payable for investment securities purchased.......................................        547,626
Unrealized depreciation on open forward foreign currency contracts................          3,120
Other accrued expenses............................................................         70,866
                                                                                      -----------
     Total Liabilities............................................................        656,046
                                                                                      -----------

NET ASSETS........................................................................    $55,434,018
                                                                                      -----------
                                                                                      -----------

COMPOSITION OF NET ASSETS:
Paid-in capital for beneficial interests..........................................    $55,434,018
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

                                     SAI-144

UBS International Equity Portfolio
Statement of Operations
For the period January 1, 1997 through August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME
Dividends (net of foreign withholding tax of $146,199)....................   $559,972
Interest..................................................................    211,471
                                                                             --------
     Investment income....................................................                $  771,443

EXPENSES
Investment advisory fees..................................................    261,642
Administrative services fees..............................................     19,607
Custodian fees and expenses...............................................     54,763
Fund accounting fees......................................................     31,499
Audit fees................................................................     26,635
Amortization of organization expenses.....................................      6,149
Legal fees................................................................      2,059
Trustees' fees............................................................      5,348
Insurance expense.........................................................      4,294
Miscellaneous expenses....................................................      1,407
                                                                             --------
     Total expenses.......................................................    413,403
     Less: Fee waiver.....................................................   (107,735)
                                                                             --------
     Net expenses.........................................................                   305,668
                                                                                          ----------
Net investment income.....................................................                   465,775
                                                                                          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities transactions..............................                   918,083
Net realized loss on foreign currency transactions........................                   (30,608)
Net change in unrealized appreciation of investments......................                 1,158,921
Net change in unrealized depreciation of foreign currency contracts and
  translations............................................................                  (365,800)
                                                                                          ----------
Net realized and unrealized gain on investments...........................                 1,680,596
                                                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                $2,146,371
                                                                                          ----------
                                                                                          ----------


------------------------
See notes to financial statements.

                                     SAI-145

UBS International Equity Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                    EIGHT MONTHS
                                                                                        ENDED          APRIL 2, 1996*
                                                                                   AUGUST 29, 1997         THROUGH
                                                                                     (UNAUDITED)      DECEMBER 31, 1996
                                                                                   ---------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income...........................................................    $     465,775        $     483,834
Net realized gain on securities and foreign currency transactions...............          887,475              372,215
Net change in unrealized appreciation of investments, foreign currency contracts
  and foreign currency translations.............................................          793,121              367,572
                                                                                   ---------------    -----------------
Net increase in net assets resulting from operations............................        2,146,371            1,223,621
                                                                                   ---------------    -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions.....................................................       31,793,589           60,373,286
Value of withdrawals............................................................      (20,052,521)         (20,050,328)
                                                                                   ---------------    -----------------
Net increase in net assets from capital transactions............................       11,741,068           40,322,958
                                                                                   ---------------    -----------------

NET INCREASE IN NET ASSETS......................................................       13,887,439           41,546,579

NET ASSETS:
Beginning of period.............................................................       41,546,579               --
                                                                                   ---------------    -----------------
End of period...................................................................    $  55,434,018        $  41,546,579
                                                                                   ---------------    -----------------
                                                                                   ---------------    -----------------

------------------------
* Commencement of operations.


See notes to financial statements.

                                     SAI-146

UBS International Equity Portfolio
Financial Highlights
--------------------------------------------------------------------------------


                                                                                  EIGHT MONTHS
                                                                                      ENDED            APRIL 2, 1996*
                                                                                 AUGUST 29, 1997          THROUGH
                                                                                   (UNAUDITED)        DECEMBER 31, 1996
                                                                                 ---------------      -----------------
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's omitted)................................       $55,434              $41,547
     Average commission rate per share(1).....................................       $  0.02              $  0.02
     Ratio of expenses to average net assets(2)...............................          1.01%(3)             0.88%(3)
     Ratio of net investment income to average net assets(2)..................          1.54%(3)             2.07%(3)
     Portfolio turnover.......................................................            20%                  42%

------------------------
(1) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.
(2) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.47% (annualized) and 0.79% (annualized) for the respective periods.
(3) Annualized.
*   Commencement of operations.



See notes to financial statements.

                                     SAI-147

UBS International Equity Portfolio
Notes to Financial Statements
August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------

1. GENERAL
UBS International Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS International Investment London Limited ('UBSII') is the sub-adviser of the Portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Options on stock indices traded on national securities exchanges are valued at their last sale price as of the close of options trading on such exchanges. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of trading on such exchanges.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the pricing of the Portfolio, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at period-end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market values at the close of the period. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at period-end are not separately presented.

                                     SAI-148


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

UBS International Equity Portfolio
Notes to Financial Statements
August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------
However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at period-end to credit loss in the event of a counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Recoveries of foreign taxes withheld from the Portfolio's income are generally recorded, where applicable, by the funds investing in the Portfolio. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $40,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSII and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser and UBSII as investment sub-adviser. UBSII makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.85% of the Portfolio's average daily net

                                     SAI-149


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

UBS International Equity Portfolio
Notes to Financial Statements
August 29, 1997 (Unaudited)
--------------------------------------------------------------------------------
assets. UBS, in turn, has agreed to pay UBSII a fee, accrued daily and payable monthly, at an annual rate of 0.75% of the Portfolio's first $20 million average daily net assets, 0.50% of the next $30 million average daily net assets and 0.40% of the Portfolio's average daily net assets in excess of $50 million. For the eight months ended August 29, 1997, the investment advisory fee amounted to $261,642. UBS voluntarily agreed to waive $107,735 of this amount.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, effective March 13, 1997, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. Prior to March 13, 1997, Signature Financial Group (Grand Cayman), Ltd. ('SFG') provided overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio had agreed to pay SFG an administrative services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the eight months ended August 29, 1997, the administrative services fee amounted to $19,607.

4. PURCHASES AND SALES OF INVESTMENTS
For the eight months ended August 29, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated $18,435,442 and $8,069,929, respectively.


                                     SAI-150

PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:


The following financial statements are included in Part A:

Financial Highlights for UBS Institutional International Equity Fund.

The following financial statements are included in Part B:



UBS Bond Fund
Statement of Assets and Liabilities, December 31, 1996
Statement of Operations for the period April 2, 1996 (commencement of operations) through December 31, 1996
Statement of Changes in Net Assets for the period April 2, 1996 (commencement of operations) through December 31, 1996
Financial Highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, December 31, 1996
Report of Independent Accountants


UBS Bond Portfolio
Schedule of Investments, December 31, 1996
Statement of Assets and Liabilities, December 31, 1996
Statement of Operations for the period April 2, 1996 (commencement of operations) through December 31, 1996
Statement of Changes in Net Assets for the period April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, December 31, 1996
Financial Highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996
Report of Independent Accountants


UBS U.S. Equity Fund
Statement of Assets and Liabilities, December 31, 1996
Statement of Operations for the period April 2, 1996 (commencement of operations) through December 31, 1996
Statement of Changes in Net Assets for the period April 2, 1996 (commencement of operations) through December 31, 1996
Financial Highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, December 31, 1996
Report of Independent Accountants


UBS U.S. Equity Portfolio
Schedule of Investments, December 31, 1996
Statement of Assets and Liabilities, December 31, 1996
Statement of Operations for the period April 2, 1996 (commencement of operations) through December 31, 1996
Statement of Changes in Net Assets for the period April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, December 31, 1996
Financial Highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996
Report of Independent Accountants


UBS International Equity Fund
Statement of Assets and Liabilities, December 31, 1996
Statement of Operations for the period April 2, 1996 (commencement of operations) through December 31, 1996
Statement of Changes in Net Assets for the period April 2, 1996 (commencement of operations) through December 31, 1996
Financial Highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, December 31, 1996
Report of Independent Accountants


UBS International Equity Portfolio
Schedule of Investments, December 31, 1996
Statement of Assets and Liabilities, December 31, 1996
Statement of Operations for the period April 2, 1996 (commencement of operations) through December 31, 1996
Statement of Changes in Net Assets for the period April 2, 1996 (commencement of operations) through December 31, 1996
Financial Highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, December 31, 1996
Report of Independent Accountants



UBS Bond Fund
Statement of Assets and Liabilities, June 30, 1997 (unaudited)
Statement of Operations for the six months ended June 30, 1997 (unaudited) Statement of Changes in Net Assets for the six months ended
June 30, 1997 (unaudited)
Statement of Changes in Net Assets for the period April 2, 1996 (commencement of operations) through December 31, 1996
Financial Highlights for the six months ended June 30, 1997 (unaudited) Financial Highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements June 30, 1997 (unaudited)



UBS Bond Portfolio
Schedule of Investments, June 30, 1997 (unaudited)
Statement of Assets and Liabilities, June 30, 1997 (unaudited)
Statement of Operations for the six months ended June 30, 1997 (unaudited) Statement of Changes in Net Assets for the six months ended
June 30, 1997 (unaudited)
Statement of Changes in Net Assets for the period April 2, 1996 (commencement of operations) through December 31, 1996
Financial Highlights for the six months ended June 30, 1997 (unaudited) Financial Highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, June 30, 1997 (unaudited)



UBS U.S. Equity Fund
Statement of Assets and Liabilities, June 30, 1997 (unaudited)
Statement of Operations for the six months ended June 30, 1997 (unaudited) Statement of Changes in Net Assets for the six months ended June 30, 1997 (unaudited)
Statement of Changes in Net Assets for the period April 2, 1996 (commencement of operations) through December 31, 1996
Financial Highlights for the six months ended June 30, 1997 (unaudited) Financial Highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, June 30, 1997 (unaudited)



UBS U.S. Equity Portfolio
Schedule of Investments, June 30, 1997 (unaudited)
Statement of Assets and Liabilities, June 30, 1997 (unaudited)
Statement of Operations for the six months ended June 30, 1997 (unaudited) Statement of Changes in Net Assets for the six months ended June 30, 1997 (unaudited)
Statement of Changes in Net Assets for the period April 2, 1996 (commencement of operations) through December 31, 1996
Financial Highlights for the six months ended June 30, 1997 (unaudited) Financial Highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, June 30, 1997 (unaudited)




UBS International Equity Fund
Statement of Assets and Liabilities, June 30, 1997 (unaudited)
Statement of Operations for the six months ended June 30, 1997 (unaudited) Statement of Changes in Net Assets for the six months ended June 30, 1997 (unaudited)
Statement of Changes in Net Assets for the period April 2, 1996 (commencement of operations) through December 31, 1996
Financial Highlights for the six months ended June 30, 1997 (unaudited) Financial Highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, June 30, 1997 (unaudited)



UBS International Equity Portfolio
Schedule of Investments, June 30, 1997 (unaudited)
Statement of Assets and Liabilities, June 30, 1997 (unaudited)
Statement of Operations for the six months ended June 30, 1997 (unaudited)

Statement of Changes in Net Assets for the six months ended June 30, 1997 (unaudited)
Statement of Changes in Net Assets for the period April 2, 1996 (commencement of operations) through December 31, 1996
Financial Highlights for the six months ended June 30, 1997 (unaudited) Financial Highlights for the period April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, June 30, 1997 (unaudited)

UBS Institutional International Equity Fund
Statement of Assets and Liabilities August 29, 1997 (unaudited) Statement of Operations for the period April 14, 1997 (commencement of operations) through August 29, 1997 (unaudited)
Statement of Changes in Net Assets for the period April 14, 1997 (commencement of operations) through August 29, 1997 (unaudited) Financial Highlights for the period April 14, 1997
(commencement of operations) through August 29, 1997 (unaudited)
Notes to Financial Statements August 29, 1997 (unaudited)

UBS International Equity Portfolio
Schedule of Investments August 29, 1997 (unaudited)
Statements of Assets and Liabilities August 29, 1997 (unaudited) Statement of Operations for the period January 1, 1997 through August 29, 1997 (unaudited)
Statement of Changes in Net Assets for the eight months ended August 31, 1997 (unaudited)
Statement of Changes in Net Assets for period April 2, 1996 (commencement of operations) through December 31, 1996
Financial Highlights for the eight months ended August 29, 1997 Financial Highlights for the period April 2, 1996
(commencement of operations) through December 31, 1996
Notes to Financial Statements, August 29, 1997 (unaudited)


(b) Exhibits.

(1) Articles of Incorporation of the Company.1

(2) Bylaws of the Company.1

(4)(A) Specimen certificate evidencing shares of Common Stock, $.001 par value, of the Company.1

(4)(B) Articles FIFTH, SIXTH, NINTH and TWELFTH of the Company's Articles of Incorporation, relating to the rights of stockholders.1

(4)(C) Selected portions of the Company's Bylaws, relating to the rights of stockholders.1

(5) Investment Advisory Agreement between the Company and Union Bank of Switzerland (the 'Bank'), New York Branch (the 'Adviser') on behalf of UBS Tax Exempt Bond Fund.1


(6) Distribution Agreement between the Company and First Fund Distributors,
Inc.3


(8) Custodian Agreement between the Company and Investors Bank & Trust Company.1

(9)(A) Administrative Services Agreement between the Company and Investors Bank & Trust Company on behalf of the Funds.3

(9)(B) Transfer Agency and Service Agreement between the Company and Investors Bank & Trust Company on behalf of the Funds.1

(10) Opinion and consent of counsel.2


(11) Opinion and consent of independent accountants.4


(13) Subscription Agreement between the Company and Signature Broker-Dealer Services, Inc. with respect to the Company's initial capitalization.2


(17) Financial Data Schedules


(18) Powers of Attorney.3

-----------------------
1 Incorporated herein by reference from pre-effective amendment no. 1 to the Registrant's registration statement (the "Registration Statement") on Form N-1A (File nos. 33-64401, 811-07431) as filed with the U.S. Securities and Exchange Commission (the "SEC") on February 9, 1996.

2 Incorporated herein by reference from pre-effective amendment no. 2 to the Registration Statement as filed with the SEC on February 26, 1996.

3. Incorporated by reference from post-effective amendment no. 3 to the Registration Statement as filed with the SEC on March 27, 1997.

4. Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     Not Applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


Common Stock (par value $0.0001)
Title of Class:  Number of record holders as of September 19, 1997



UBS Tax Exempt Bond Fund:  1

UBS Bond Fund:  51
UBS U.S. Equity Fund:  90
UBS International Equity Fund:  110
UBS Institutional International Equity Fund: 1
UBS Small Cap Fund: 0
UBS Large Cap Growth Fund: 0
UBS High Yield Bond Fund: 0


ITEM 27. INDEMNIFICATION.

     STATE LAW, ARTICLES OF INCORPORATION AND BYLAWS. It is the Company's policy to indemnify its officers, directors, employees and other agents to the maximum extent permitted by Section 2-418 of the Maryland General Corporation Law, Articles SEVENTH and EIGHTH of the Company's Articles of Incorporation and
Article IV of the Company's Bylaws (each set forth below).

     SECTION 2-418 OF THE MARYLAND GENERAL CORPORATION LAW READS AS FOLLOWS:

        '2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS.

          (a) In this section the following words have the meaning indicated.

          (1) 'Director' means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

          (2) 'Corporation' includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

          (3) 'Expenses' include attorney's fees.

          (4) 'Official capacity' means the following:

             (i) When used with respect to a director, the office of director in the corporation; and

             (ii) When used with respect to a person other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

             (iii) 'Official capacity' does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

          (5) 'Party' includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

          (6) 'Proceeding' means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

          (b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

             (i) the act or omission of the director was material to the matter giving rise to the proceeding; and

             1. Was committed in bad faith; or

             2. Was the result of active and deliberate dishonesty; or

             (ii) The director actually received an improper personal benefit in money, property, or services; or

             (iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

          (2)(i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

          (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

          (3)(i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

          (ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

          (c) A director may not be indemnified under subsection (B) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

          (d) Unless limited by the charter:

             (1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (B) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

             (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                (i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                (ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

             (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

             (e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

             (2) Such determination shall be made:

                (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                (ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director [SIC] who are parties may participate; or

                (iii) By the shareholders.

             (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

             (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

             (f)(1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

                (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

             (2) The undertaking required by subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

             (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

             (g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of shareholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

             (h) This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

             (i) For purposes of this section:

                (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

                (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

             (j) Unless limited by the charter:

                (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

             (k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

             (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

             (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

             (l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the shareholders with the notice of the next stockholders' meeting or prior to the meeting.'

     Article SEVENTH of the Company's Articles of Incorporation provides:

          'To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. No amendment of the Corporation's charter or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.'

     Article EIGHTH of the Company's Articles of Incorporation provides:

          'The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by Maryland statutory and decisional law, now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director, officer, employee or agent of the Corporation against any liability to the Corporation or its security holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such Bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the Corporation's charter or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.'

     Article FOURTH of the Company's Bylaws provides:

          Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation or serves or served at the request of the Corporation any other enterprise as a director or officer, whether or not the Corporation would have power to indemnify such person.

                            ------------------------

     Reference is made to Article 4 of the Company's Distribution Agreement.

     The Company, its Directors and officers are insured against certain expenses in connection with the defense of claims, demands, action's suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the 'Securities Act'), may be permitted to Directors, officers and controlling persons of the Company and the principal underwriter pursuant to the foregoing provisions or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a Director, officer, or controlling person of the Company and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Company by such Director, officer or controlling person or principal underwriter in connection with the shares being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     See 'Investment Adviser and Funds Services Agent' in the Statement of Additional Information. Information as to the directors and officers of the Sub-Adviser is included in its forms ADV as filed with the Securities and Exchange Commission (the 'SEC') and is hereby incorporated herein by reference. Information as to the directors and officers of the Adviser is as follows.


          Name                     Title
          ----                     ----
Dr. HansPeter A. Lochmeier     Senior Managing Director
J. Michael Gaffney             Managing Director
Lawrence E. Gore               Managing Director
Peter E. Guernsey              Managing Director
Alfredo F. Roth                Managing Director
Steven A. Babus                Vice President



ITEM 29. PRINCIPAL UNDERWRITERS.


     (a) First Fund Distributors ("First Fund") is the principal underwriter of the shares of UBS Bond Fund, UBS Tax Exempt Bond Fund, UBS U.S. Equity Fund, UBS International Equity Fund, UBS Institutional International Equity Fund, UBS Small Cap Fund, UBS Large Cap Growth Fund and UBS High Yield Bond Fund. First Fund also acts as a principal underwriter and distributor for numerous other registered investment companies.

     (b) The following are the directors and officers of First Fund. The principal business address of these individuals is 4455 E. Camelback Road, Phoenix, Arizona 85018 unless otherwise noted. Their respective position and offices with the Company, if any, are also indicated.



NAME AND PRINCIPAL       POSITIONS AND OFFICERS       POSITIONS AND OFFICERS
 BUSINESS ADDRESS          WITH UNDERWRITER             WITH REGISTRANT
------------------         ----------------             ---------------
Robert H. Wadsworth       President & Treasurer             None
4455 E. Camelback Road
Phoenix, Arizona 85018

Eric Banhazl                 Vice President                 None
4455 E. Camelback Road
Phoenix, Arizona 85018

Stephen J. Paggioli          Vice President                 None
4455 E. Camelback Road
Phoenix, Arizona 85018



(c) First Fund has received no commissions or other compensation from the Company to date.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.



     All accounts, books and other documents of the Company required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116 and at The Royal Trust Tower, Toronto Dominion Center, Suite 3000, Toronto, Ontario, M5K1G8.




ITEM 31. MANAGEMENT SERVICES.

     Not applicable.

ITEM 32. UNDERTAKINGS.


     (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


    (b) Registrant undertakes to file a Post-effective Amendment to its Registration Statement relating to the UBS Small Cap Fund, UBS Large Cap Growth Fund and UBS High Yield Bond Fund (the "New Funds") using financial information, which need not be certified, within four to six months from the date the New Funds commence investment operations.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, UBS Private Investor Funds, Inc. (the "Registrant") certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 10th day of October, 1997.



UBS PRIVATE INVESTOR FUNDS, INC.

By: /s/ Paul J. Jasinski
---------------------------------
      Paul J. Jasinski
      President


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 10th day of October, 1997.


/s/ Paul J. Jasinski
---------------------------------
Paul J. Jasinski
President

/s/ Nicholas G. Chunias
---------------------------------
Nicholas G. Chunias
Treasurer and Principal Accounting and Financial Officer

Hans-Peter Lochmeier*
---------------------------------
HansPeter Lochmeier
Director

Timothy McDermott Spicer*
---------------------------------
Timothy McDermott Spicer
Director

Peter Lawson-Johnston*
---------------------------------
Peter Lawson-Johnston
Director

*By /s/ Susan C. Mosher
---------------------------------
         Susan C. Mosher,



        as attorney-in-fact pursuant to a power of attorney filed with Registrant's Post-effective amendment no. 3 to its Registration Statement on March 27, 1997.

SIGNATURES

        UBS Investor Portfolios Trust (the "Portfolio Trust") has duly caused this Post-Effective Amendment to the Registration Statement (the "Registration Statement") on Form N-1A (File nos. 33-64401, 811-07431) of UBS Private Investor Funds, Inc. to be signed on its behalf by the undersigned, thereto duly authorized on the 10th day of October, 1997.

UBS INVESTOR PORTFOLIOS TRUST


By:  /s/ Paul J. Jasinski
---------------------------------
      Paul J. Jasinski
      President of the Portfolio Trust


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A of UBS Private Investor Funds, Inc. has been signed below by the following persons in the capacities indicated on the 10th day of October, 1997.


/s/  Paul J. Jasinski
---------------------------------
Paul J. Jasinski
President of the Portfolio Trust

/s/ Nicholas G. Chunias
---------------------------------
Nicholas G. Chunias
Treasurer and Principal Accounting and Financial Officer of the Portfolio Trust

Hans-Peter Lochmeier*
---------------------------------
HansPeter Lochmeier
Trustee of the Portfolio Trust

Timothy McDermott Spicer*
---------------------------------
Timothy McDermott Spicer
Trustee of the Portfolio Trust

Peter Lawson-Johnston*
---------------------------------
Peter Lawson-Johnston
Trustee of the Portfolio Trust

*By  /s/ Susan C. Mosher
---------------------------------
         Susan C. Mosher,

       as attorney-in-fact pursuant to a power of attorney filed with Registrant's Post-Effective Amendment no. 3 to its Registration Statement on March 27, 1997.

INDEX TO EXHIBITS


Exhibit No.         Description of Exhibit
-----------         ----------------------



EX-99.B11          Consent of Independent Accountants.

EX-27              Financial Data Schedules
                     dated June 30, 1997 for:
                   UBS Bond Fund
                   UBS U.S. Equity Fund,
                   UBS International Equity Fund
                     dated August 29, 1997 for:
                   UBS Institutional International Equity Fund





                              STATEMENT OF DIFFERENCES
                              ------------------------

The registered trademark symbol shall be expressed as...................... 'r'


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